UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Address of principal executive offices) (Zip code)

Marcus L. Collins

360 S. Rosemary Avenue, Suite 1420

West Palm Beach, FL 33401

(Name and address of agent for service)

Registrant's telephone number, including area code: 561-484-7185

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2024

Item 1.	Reports to Stockholders.

(a)

OPPORTUNISTIC INVESTMENT STRATEGIES

RIVERNORTH®

3.31.2024

Semi-Annual Report

RIVERNORTH CORE OPPORTUNITY FUND

RIVERNORTH/DOUBLELINE STRATEGIC INCOME FUND

RIVERNORTH/OAKTREE HIGH INCOME FUND

RN

RiverNorth Funds	Table of Contents

Opportunistic Closed-End Fund Strategies
Portfolio Update
RiverNorth Core Opportunity Fund	2
RiverNorth/DoubleLine Strategic Income Fund	5
RiverNorth/Oaktree High Income Fund	8
RiverNorth Funds Schedule of Investments and Financial Statements
Disclosure of Fund Expenses	11
Schedule of Investments
RiverNorth Core Opportunity Fund	13
RiverNorth/DoubleLine Strategic Income Fund	16
RiverNorth/Oaktree High Income Fund	67
Statement of Assets and Liabilities
RiverNorth Core Opportunity Fund	83
RiverNorth/DoubleLine Strategic Income Fund	84
RiverNorth/Oaktree High Income Fund	86
Statement of Operations
RiverNorth Core Opportunity Fund	87
RiverNorth/DoubleLine Strategic Income Fund	88
RiverNorth/Oaktree High Income Fund	89
Statements of Changes in Net Assets
RiverNorth Core Opportunity Fund	90
RiverNorth/DoubleLine Strategic Income Fund	92
RiverNorth/Oaktree High Income Fund	94
Financial Highlights
RiverNorth Core Opportunity Fund	96
RiverNorth/DoubleLine Strategic Income Fund	104
RiverNorth/Oaktree High Income Fund	112
Notes to Financial Statements	119
Additional Information	140
Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements	141

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

RiverNorth Core Opportunity Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2024.

Investment Vehicle Allocation(1) (percentages are based on net assets)

Asset Class Allocation(1) (percentages are based on net assets)

2	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

Fixed Income Allocation(1)(2) (percentages are based on net assets)

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Exchange Traded Note Risk – exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Management Risk – there is no guarantee that the adviser’s investment decisions will produce the desired results. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Transition Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. The U.S. Federal Reserve publishes Secured Overnight Financing Rate (“SOFR”) data that has replaced U.S. dollar LIBOR in certain financial contracts. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Real Estate Investment Trust ("REIT") Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Short Sale Risk – short positions are speculative, are subject to transaction costs and are riskier than long positions in securities. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Small-Cap Risk – small cap companies are more susceptible to failure, are often thinly traded and have more volatile stock prices. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values.

Semi-Annual Report | March 31, 2024	3

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

(2)	Credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the adviser of said closed-end fund. If a credit breakdown is not provided by the adviser, Bloomberg is used. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rate lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional information at www.rivernorth.com.

4	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

RiverNorth/DoubleLine Strategic Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2024.

Strategy (“Sleeve”) Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Semi-Annual Report | March 31, 2024	5

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

Sector Breakdown(1) (percentages are based on net assets)

The allocation does not add up to 100% as it reflects the estimated leverage utilized by the underlying funds.

Portfolio detail statistics are estimates made by the adviser and are subject to change.

(1)	Asset-Backed Security Risk – the risk that the value of the underlying assets will impair the value of the security. Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed-End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Derivatives Risk – derivatives are subject to counterparty risk. Exchange Traded Note Risk –exchange traded notes represent unsecured debt of the issuer and may be influenced by interest rates, credit ratings of the issuer or changes in value of the reference index. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Transition Risk – The discontinuation of the London Interbank Offered Rate ("LIBOR") may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. The U.S. Federal Reserve publishes Secured Overnight Financing Rate (“SOFR”) data that has replaced U.S. dollar LIBOR in certain financial contracts. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Liquidity Risk – illiquid investments may be difficult or impossible to sell. Management Risk –there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Mortgage-Backed Security Risk – mortgage backed securities are subject to credit risk, pre-payment risk and devaluation of the underlying collateral. Portfolio Turnover Risk – increased portfolio turnover results in higher brokerage expenses and may impact the tax status of distributions. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Rating Agency Risk – rating agencies may change their ratings or ratings may not accurately reflect a debt issuer’s creditworthiness. REIT Risk – the value of REITs changes with the value of the underlying properties and changes in interest rates and are subject to additional fees. Security Risk – The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund’s portfolio. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Structured Notes Risk – because of the imbedded derivative feature, structured notes are subject to more risk than investing in a simple note or bond. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Unrated Security Risk – Unrated securities determined by the sub-adviser to be of comparable quality to rated securities which the Fund may purchase may pay a higher interest rate than such rated securities and be subject to a greater risk of illiquidity or price changes. U.S. Government Securities Risk – There is a risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

6	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by DoubleLine Capital LP, credit quality allocation is determined from the highest available credit rating from any Nationally Recognized Statistical Rating Organization (Standard & Poor's, Moody’s and Fitch). Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

Semi-Annual Report | March 31, 2024	7

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

RiverNorth/Oaktree High Income Fund

The classifications and breakouts of the Fund’s portfolio shown below are made by the Adviser as of March 31, 2024.

Strategy Allocation

Credit Quality Distribution(1)(2) (percentages are based on net assets)

Sector Breakdown(1) (percentages are based on net assets)

8	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

(1)	Borrowing Risk – borrowings increase fund expenses and are subject to repayment, possibly at inopportune times. Closed- End Fund Risk – closed-end funds are exchange traded, may trade at a discount to their net asset values and may deploy leverage. Convertible Security Risk – the market value of convertible securities adjusts with interest rates and the value of the underlying stock. Credit Derivatives Risk – the use of credit derivatives is highly specialized, involves default, counterparty and liquidity risks and may not perfectly correlate to the underlying asset or liability being hedged. Currency Risk – foreign currencies will rise or decline relative to the U.S. dollar. Distressed and Defaulted Securities Risk – defaulted securities carry the risk of uncertainty of repayment. Equity Risk – equity securities may experience volatility and the value of equity securities may move in opposite directions from each other and from other equity markets generally. Fixed Income Risk – the market value of fixed income securities adjusts with interest rates and the securities are subject to issuer default. High yield securities may provide greater income and opportunity for gain, but entail greater risk of loss of principal. Foreign/Emerging Market Risk – foreign securities may be subject to inefficient or volatile markets, different regulatory regimes or different tax policies. These risks may be enhanced in emerging markets. Floating Interest Rate Risk – loans pay interest based on the London Interbank Offered Rate ("LIBOR") and a decline in LIBOR could negatively impact the Fund’s return. Investment Style Risk – investment strategies may come in and out of favor with investors and may underperform or outperform at times. Large Shareholder Purchase and Redemption Risk – The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. LIBOR Transition Risk – The discontinuation of LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, reduced values of LIBOR-related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund's performance or net asset value. The U.S. Federal Reserve publishes Secured Overnight Financing Rate (“SOFR”) data that has replaced U.S. dollar LIBOR in certain financial contracts. SOFR, which has been used increasingly on a voluntary basis in new instruments and transactions, is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates. Loans Risk – loans may be unrated or rated below investment grade and the pledged collateral may lose value. Secondary trading in loans is not fully-developed and may result in illiquidity. Management Risk – there is no guarantee that the adviser’s or sub-adviser’s investment decisions will produce the desired results. Market Risk – economic conditions, interest rates and political events may affect the securities markets. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, may add to instability in world economies and markets generally. Preferred Stock Risk – preferred stocks generally pay dividends, but may be less liquid than common stocks, have less priority than debt instruments and may be subject to redemption by the issuer. Security Risk – the value of the Fund may increase or decrease in response to the prospects of the issuers of securities and loans held in the Fund. Special Purpose Acquisition Companies ("SPAC") Risk – The value of SPAC securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. Investments in SPACs may be illiquid and/or be subject to restrictions on resale. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. Swap Risk – swap agreements are subject to counterparty default risk and may not perform as intended. Underlying Fund Risk – underlying funds have additional fees, may utilize leverage, may not correlate to an intended index and may trade at a discount to their net asset values. Valuation Risk – Loans and fixed-income securities are traded “over the counter” and because there is no centralized information regarding trading, the valuation of loans and fixed-income securities may vary.

Semi-Annual Report | March 31, 2024	9

RiverNorth Funds	Portfolio Update

March 31, 2024 (Unaudited)

(2)	For the sleeve managed by RiverNorth Capital Management, LLC, credit quality allocation reflects a fixed-income portfolio weighted average of the credit breakdown of each closed-end fund as provided by the advisor of said closed-end fund. If a credit breakdown is not provided by the advisor, Bloomberg is used. For the sleeves managed by Oaktree Capital Management, L.P., the sub-adviser uses a proprietary credit scoring matrix to rank potential investments. This process offers a systematic way of reviewing the key quantitative and qualitative variables impacting credit quality for each investment. Investment grade refers to a bond rated BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s. High yield refers to a bond rated lower than investment grade. For more information about securities ratings, please see the Fund’s Statement of Additional Information at www.rivernorth.com.

10	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

Expense Example

As a shareholder of the RiverNorth Funds (the "Trust" or "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, October 1, 2023, and held for the six months ended March 31, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your variable account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Semi-Annual Report | March 31, 2024	11

RiverNorth Funds	Disclosure of Fund Expenses

March 31, 2024 (Unaudited)

	Beginning Account Value 10/01/2023	Ending Account Value 03/31/2024	Expense Ratio(a)	Expenses Paid During Period(b)
RiverNorth Core Opportunity Fund
Class I Shares
Actual	$1,000.00	$1,169.40	1.62%	$8.79
Hypothetical (5% return before expenses)	$1,000.00	$1,016.90	1.62%	$8.17

Class R Shares
Actual	$1,000.00	$1,167.70	1.87%	$10.13
Hypothetical (5% return before expenses)	$1,000.00	$1,015.65	1.87%	$9.42

RiverNorth/DoubleLine Strategic Income Fund
Class I Shares
Actual	$1,000.00	$1,097.10	0.93%	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.35	0.93%	$4.70

Class R Shares
Actual	$1,000.00	$1,095.50	1.18%	$6.18
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	1.18%	$5.96

RiverNorth/Oaktree High Income Fund Class I Shares
Actual	$1,000.00	$1,076.50	1.35%	$7.01
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	1.35%	$6.81

Class R Shares
Actual	$1,000.00	$1,076.40	1.60%	$8.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	1.60%	$8.07

(a)	Annualized, based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), then divided by 366. Note this expense example is typically based on a six-month period.

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RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 82.36%
179,087	AllianzGI Convertible & Income 2024 Target Term Fund	$1,576,861
259,795	BlackRock Capital Allocation Term Trust	4,328,185
282,861	BlackRock ESG Capital Allocation Term Trust	4,910,467
29,722	BlackRock Health Sciences Term Trust	487,144
38,289	BlackRock MuniHoldings New York Quality Fund, Inc.	405,480
46,272	BlackRock MuniYield New York Quality Fund, Inc.	486,781
66,656	BlackRock Science and Technology Term Trust	1,293,126
73,949	Blackstone/GSO Senior Floating Rate Term Fund	1,059,689
6,934	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	58,800
64,751	Calamos Long/Short Equity & Dynamic Income Trust	999,108
186,260	Clough Global Equity Fund	1,212,553
142,496	Clough Global Opportunities Fund	723,880
127,622	First Trust High Yield Opportunities 2027 Term Fund	1,855,624
242,804	First Trust New Opportunities MLP & Energy Fund	1,859,879
50,520	Flaherty & Crumrine Preferred and Income Opportunity Fund, Inc.	426,389
40,806	Nuveen AMT-Free Municipal Credit Income Fund	495,793
86,410	Nuveen AMT-Free Quality Municipal Income Fund	956,559
184,424	Nuveen Municipal Value Fund, Inc.	1,606,333
25,938	Nuveen Preferred & Income Term Fund	499,047
109,303	Nuveen Variable Rate Preferred & Income Fund	1,957,617
97,571	Pershing Square Holdings Ltd.	5,034,664
62,956	PIMCO Access Income Fund	990,298
24,133	PIMCO Dynamic Income Fund	465,525
400,000	Saba Capital Income & Opportunities Fund II	1,528,000
85,475	Special Opportunities Fund, Inc.	1,080,404
108,862	Western Asset High Income Fund II, Inc.	486,613
127,767	Western Asset High Income Opportunity Fund, Inc.	498,291
191,185	Western Asset Inflation-Linked Opportunities & Income Fund	1,649,926

TOTAL CLOSED-END FUNDS
(Cost $35,233,464)		38,933,036

EXCHANGE TRADED FUNDS - 7.32%
40,562	Blackrock Flexible Income ETF	2,127,883
68,427	Invesco FTSE RAFI Emerging Markets ETF	1,331,589

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,313,333)		3,459,472

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	13

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Shares/Description		Value
PREFERRED STOCKS - 0.79%
15,162	XAI Octagon Floating Rate Alternative Income Trust, Series 2026, 6.500%, 03/31/2026	$376,776

TOTAL PREFERRED STOCKS
(Cost $378,879)		376,776

Principal Amount/Description		Rate	Maturity	Value
U.S. CORPORATE BONDS - 3.29%
Investment Companies - 2.83%
150,000	Blackstone Private Credit Fund	3.25%	03/15/2027	138,490
495,561	Blue Owl Capital Corp.	3.40%	07/15/2026	467,055
249,936	Blue Owl Credit Income Corp.	4.70%	02/08/2027	237,244
500,000	Blue Owl Technology Finance Corp.(a)	6.75%	06/30/2025	496,440
				1,339,229
Private Equity - 0.46%
237,712	Hercules Capital, Inc.	2.63%	09/16/2026	216,113

TOTAL U.S. CORPORATE BONDS
(Cost $1,508,619)				1,555,342

U.S. GOVERNMENT BONDS AND NOTES - 2.10%
1,000,000	U.S. Treasury Notes	4.25%	12/31/2024	993,132

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $998,428)				993,132

Shares/Description		Value
Warrants - 0.01%
12,899	AGBA Group Holding, Ltd., Strike Price 11.50, Expires 05/10/2024(b)	201
8,168	Churchill Capital Corp. VII, Strike Price 11.50, Expires 02/29/2028(b)	2,614
10,113	Jaws Mustang Acquisition Corp., Strike Price 11.50, Expires 01/30/2026(b)	2,174

TOTAL WARRANTS
(Cost $25,782)		4,989

See Notes to Financial Statements.

14	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Shares/Description	Value
Short-Term Investments - 3.89%
Money Market Fund - 3.89%
1,838,041 State Street Institutional Trust (7 Day Yield 5.25%)	$1,838,041

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,838,041)	1,838,041

TOTAL INVESTMENTS - 99.76%
(Cost $43,296,546)	$47,160,788
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.24%	111,935
NET ASSETS - 100.00%	$47,272,723

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $496,440, which represents approximately 1.05% of net assets as of March 31, 2024.

(b)	Non-income producing security.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	15

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 20.15%
768,007	Allspring Income Opportunities	$5,099,566
383,908	Barings Global Short Duration High Yield Fund	5,489,884
161,620	BlackRock MuniHoldings New York Quality Fund, Inc.	1,711,556
195,559	BlackRock MuniYield New York Quality Fund, Inc.	2,057,281
293,653	Blackstone Long-Short Credit Income Fund	3,614,868
914,876	Blackstone Strategic Credit 2027 Term Fund	10,887,024
159,006	Blackstone/GSO Senior Floating Rate Term Fund	2,278,556
581,087	BNY Mellon Strategic Municipals, Inc.	3,544,631
479,710	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	4,067,941
695,542	First Trust High Yield Opportunities 2027 Term Fund	10,113,181
166,170	Invesco Dynamic Credit Opportunity Fund	1,842,824
200,000	John Hancock Investors Trust	2,638,000
130,831	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	621,447
1,173,103	Nuveen AMT-Free Municipal Credit Income Fund	14,253,201
1,645,260	Nuveen AMT-Free Quality Municipal Income Fund	18,213,028
725,930	Nuveen California Quality Municipal Income Fund	7,999,749
311,508	Nuveen Core Plus Impact Fund	3,224,108
189,030	Nuveen Floating Rate Income Fund	1,650,232
121,735	Nuveen Municipal Credit Income Fund	1,490,036
713,073	Nuveen Municipal Value Fund, Inc.	6,210,866
4,188,520	Nuveen Preferred Income Opportunities Fund	30,115,460
897,485	Nuveen Quality Municipal Income Fund	10,285,178
130,162	Nuveen Variable Rate Preferred & Income Fund	2,331,201
525,911	PGIM Global High Yield Fund, Inc.	6,289,896
75,611	PGIM High Yield Bond Fund, Inc.	982,187
637,678	PGIM Short Duration High Yield Opportunities Fund	9,807,488
221,347	PIMCO Access Income Fund	3,481,788
640,907	PIMCO Dynamic Income Fund	12,363,096
3,132,640	PIMCO High Income Fund	15,475,242
1,479,932	PIMCO Income Strategy Fund II	11,040,293
189,789	Saba Capital Income & Opportunities Fund II	724,994
1,611,246	Western Asset Emerging Markets Debt Fund, Inc.	15,484,074
3,150,131	Western Asset High Income Opportunity Fund, Inc.	12,285,511
1,691,916	Western Asset Inflation-Linked Opportunities & Income Fund	14,601,235

TOTAL CLOSED-END FUNDS
(Cost $258,052,667)		252,275,622

BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES - 0.37%
46,046	Oxford Square Capital Corp., 6.250%, 04/30/2026	1,118,918

See Notes to Financial Statements.

16	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Shares/Description		Value
3,750,000	PennantPark Floating Rate Capital, Ltd., 4.250%, 04/01/2026	$3,539,381

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $4,857,772)		4,658,299

COMMON STOCKS - 0.02%
10,651	Intelsat SA/Luxembourg(a)	282,252
259,482	Pershing Square Tontine Holdings(a)(b)(c)	0
11,202	Riverbed Tech Class B-1 Partnership Units(a)	1,456

TOTAL COMMON STOCKS
(Cost $361,352)		283,708

OPEN-END FUNDS - 2.80%
3,989,805	RiverNorth/Oaktree High Income Fund, Class I(d)	35,086,342

TOTAL OPEN-END FUNDS
(Cost $38,158,745)		35,086,342

PREFERRED STOCKS - 1.11%
246,313	Crescent Capital BDC, Inc., 5.000%, 05/25/2026	5,899,196
341,265	Virtus AllianzGI Diversified Income & Convertible Fund, 5.625%, 03/08/2024(e)	7,944,649

TOTAL PREFERRED STOCKS
(Cost $14,555,923)		13,843,845

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 4.34%
Argentina - 0.04%
$700,000	YPF SA	7.00%	12/15/2047	517,392

Australia - 0.36%
1,000,000	APA Infrastructure, Ltd.(f)	4.25%	07/15/2027	980,467
395,000	Australia & New Zealand Banking Group, Ltd.(f)(g)	5Y US TI + 1.70%	11/25/2035	324,162
505,000	BHP Billiton Finance USA, Ltd.	5.25%	09/08/2030	513,813
265,000	Commonwealth Bank of Australia(f)	4.32%	01/10/2048	216,088
700,000	Macquarie Group, Ltd.(f)(g)	1D US SOFR + 1.53%	01/14/2033	583,023
475,000	National Australia Bank, Ltd.(f)	2.99%	05/21/2031	400,637
340,000	NBN Co., Ltd.(f)	1.45%	05/05/2026	314,837

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	17

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.38%	04/30/2025	$488,043
500,000	Sydney Airport Finance Co. Pty, Ltd.(f)	3.63%	04/28/2026	482,226
310,000	Westpac Banking Corp.(g)	5Y US TI + 1.53%	11/18/2036	254,940
				4,558,236
Brazil - 0.22%
200,000	Banco do Brasil SA(e)	6.25%	Perpetual Maturity	201,120
200,000	Banco do Estado do Rio Grande do Sul SA(g)(h)	5Y US TI + 4.928%	01/28/2031	193,428
1,100,000	BRF SA	5.75%	09/21/2050	875,728
200,000	CSN Resources SA(h)	5.88%	04/08/2032	175,114
856,790	Guara Norte Sarl	5.20%	06/15/2034	782,395
200,000	Nexa Resources SA(h)	5.38%	05/04/2027	195,408
66,103	Oi SA(f)(i)	12.50% (5.50%)	12/15/2024	65,773
713	Oi SA(f)(i)	12.50% (5.50%)	12/15/2024	709
950,000	Oi SA(j)	10.00% (4.00%)	07/27/2025	16,625
700,000	Unigel Luxembourg SA(h)(j)	8.75%	10/01/2026	218,191
				2,724,491
British Virgin Islands - 0.03%
350,000	TSMC Global, Ltd.(f)	1.25%	04/23/2026	324,158

Canada - 0.46%
13,000	1375209 BC, Ltd.(f)	9.00%	01/30/2028	12,754
400,000	Aris Mining Corp.(h)	6.88%	08/09/2026	360,932
400,000	Aris Mining Corp.(h)	6.88%	08/09/2026	360,932
420,000	Bank of Montreal(g)	3.80%	12/15/2032	392,020
520,000	Bank of Nova Scotia(g)	5Y US TI + 2.05%	05/04/2037	471,789
170,000	Bausch + Lomb Corp.(f)	8.38%	10/01/2028	176,105
50,000	Bausch Health Cos., Inc.(f)	6.13%	02/01/2027	31,202
4,000	Bausch Health Cos., Inc.(f)	14.00%	10/15/2030	2,321
95,000	Bombardier, Inc.(f)	8.75%	11/15/2030	101,558
1,000,000	Canacol Energy, Ltd.(h)	5.75%	11/24/2028	443,369
210,000	CCL Industries, Inc.(f)	3.05%	06/01/2030	182,314
225,000	CI Financial Corp.	4.10%	06/15/2051	140,727
255,000	Element Fleet Management Corp.(f)	6.32%	12/04/2028	263,521
150,000	Garda World Security Corp.(f)	6.00%	06/01/2029	134,437
55,000	GFL Environmental, Inc.(f)	6.75%	01/15/2031	56,433
600,000	Gran Tierra Energy, Inc.(f)	9.50%	10/15/2029	561,146
370,000	Husky Injection Molding Systems, Ltd. / Titan Co.- Borrower LLC(f)	9.00%	02/15/2029	383,086
300,000	IAMGOLD Corp.(h)	5.75%	10/15/2028	275,620

See Notes to Financial Statements.

18	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$245,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.(f)	7.00%	12/31/2027	$243,583
140,000	Mattamy Group Corp.(f)	4.63%	03/01/2030	127,396
105,000	Parkland Corp.(f)	4.50%	10/01/2029	97,211
130,000	Royal Bank of Canada	5.15%	02/01/2034	130,185
100,000	Superior Plus LP / Superior General Partner, Inc.(f)	4.50%	03/15/2029	92,539
750,000	TransCanada PipeLines, Ltd.	4.63%	03/01/2034	708,507
				5,749,687
Cayman Islands - 0.21%
900,000	Alpha Holding Escrow Shares(b)(c)(e)		Perpetual Maturity	0
900,000	Alpha Holding Escrow Shares(b)(c)(e)		Perpetual Maturity	0
200,000	Banco Mercantil del Norte SA/Grand Cayman(e)(f)(g)	10Y US TI + 5.03%	Perpetual Maturity	182,875
200,000	Banco Mercantil del Norte SA/Grand Cayman(e)(f)(g)	7.50%	12/31/9999	199,641
500,000	Banco Mercantil del Norte SA/Grand Cayman(e)(g)(h)	10Y US TI + 5.03%	Perpetual Maturity	457,188
200,000	Banco Mercantil del Norte SA/Grand Cayman(e)(g)(h)	7.63%	12/31/9999	200,341
130,161	Bioceanico Sovereign Certificate, Ltd.(h)(k)	0.00%	06/05/2034	95,689
200,000	Cosan Overseas, Ltd.(e)	8.25%	Perpetual Maturity	204,875
172,473	Global Aircraft Leasing Co., Ltd.(f)(i)	6.50% (7.25%)	09/15/2024	164,222
162,610	Interoceanica IV Finance, Ltd.(k)	0.00%	11/30/2025	153,463
200,000	Itau Unibanco Holding SA Island(e)(g)(h)	5Y US TI + 4.63%	Perpetual Maturity	188,327
200,000	Itau Unibanco Holding SA Island(e)(g)(h)	5Y US TI + 3.22%	12/31/9999	188,328
131,027	Lima Metro Line 2 Finance, Ltd.(f)	5.88%	07/05/2034	130,089
87,351	Lima Metro Line 2 Finance, Ltd.(h)	5.88%	07/05/2034	86,726
346,667	Rutas 2 & 7 Finance, Ltd.(h)(k)	0.00%	09/30/2036	236,719
114,750	Transocean Poseidon, Ltd.(f)	6.88%	02/01/2027	114,957
				2,603,440
Chile - 0.23%
300,000	Agrosuper SA(h)	4.60%	01/20/2032	259,375
700,000	CAP SA(h)	3.90%	04/27/2031	550,315
198,056	Chile Electricity PEC SpA(k)	0.00%	01/25/2028	155,771
900,000	Empresa de Transporte de Pasajeros Metro SA(f)	5.00%	01/25/2047	784,502
420,680	GNL Quintero SA(h)	4.63%	07/31/2029	411,836

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	19

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$750,000	Transelec SA(h)	3.88%	01/12/2029	$709,866
				2,871,665
China - 0.00%(l)
400,000	Ronshine China Holdings, Ltd.(j)	7.35%	12/15/2023	6,080
600,000	Ronshine China Holdings, Ltd.(j)	6.75%	08/05/2024	11,100
				17,180
Colombia - 0.38%
450,000	Banco Davivienda SA(e)(f)(g)	10Y US TI + 5.10%	Perpetual Maturity	316,687
750,000	Banco Davivienda SA(e)(g)(h)	10Y US TI + 5.10%	12/31/9999	527,813
650,000	Banco GNB Sudameris SA(f)(g)	5Y US TI + 6.66%	04/16/2031	566,852
100,000	Banco GNB Sudameris SA(g)(h)	5Y US TI + 4.56%	04/03/2027	99,981
200,000	Banco GNB Sudameris SA(g)(h)	5Y US TI + 6.66%	04/16/2031	174,416
200,000	Bancolombia SA(g)	4.63%	12/18/2029	195,083
850,000	Ecopetrol SA	5.88%	05/28/2045	635,296
1,020,000	Ecopetrol SA	5.88%	11/02/2051	734,912
200,000	Empresas Publicas de Medellin ESP(h)	4.25%	07/18/2029	173,825
950,000	Empresas Publicas de Medellin ESP(h)	4.38%	02/15/2031	794,563
515,580	Fideicomiso PA Pacifico Tres(h)	8.25%	01/15/2035	490,163
				4,709,591
France - 0.05%
340,000	BPCE SA(f)	1.00%	01/20/2026	315,296
265,000	Credit Agricole SA(f)(g)	1D US SOFR + 1.69%	01/10/2030	264,326
				579,622
Great Britain - 0.17%
655,000	HSBC Holdings PLC(g)	3M SOFR + 1.64%	09/12/2026	662,016
50,000	Macquarie Airfinance Holdings, Ltd.(f)	6.40%	03/26/2029	50,828
50,000	Macquarie Airfinance Holdings, Ltd.(f)	6.50%	03/26/2031	50,930
400,000	MARB BondCo PLC(h)	3.95%	01/29/2031	330,114
335,000	NatWest Markets PLC(f)	0.80%	08/12/2024	329,127
444,000	Tullow Oil PLC(f)	10.25%	05/15/2026	422,643
280,000	Weir Group PLC(f)	2.20%	05/13/2026	259,988
				2,105,646
Guatemala - 0.02%
150,000	Banco Industrial SA/Guatemala(g)(h)	5Y US TI + 4.44%	01/29/2031	143,811
200,000	CT Trust(h)	5.13%	02/03/2032	177,453
				321,264
India - 0.26%
400,000	Adani Electricity Mumbai, Ltd.(h)	3.87%	07/22/2031	329,609

See Notes to Financial Statements.

20	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$532,500	Adani International Container Terminal Pvt, Ltd.(h)	3.00%	02/16/2031	$454,337
200,000	Adani Ports & Special Economic Zone, Ltd.(h)	4.38%	07/03/2029	178,510
500,000	Adani Ports & Special Economic Zone, Ltd.	3.10%	02/02/2031	398,628
1,000,000	Adani Ports & Special Economic Zone, Ltd.(h)	5.00%	08/02/2041	800,397
200,000	Network i2i, Ltd.(e)(g)(h)	5Y US TI + 4.274%	12/31/9999	198,827
1,081,000	Vedanta Resources, Ltd.	13.88%	12/09/2028	947,049
				3,307,357
Indonesia - 0.06%
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT(h)	5.45%	05/15/2030	197,777
595,000	Kawasan Industri Jababeka Tbk PT(f)(m)	7.50%	12/15/2027	550,883
				748,660
Ireland - 0.10%
190,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	5.10%	01/19/2029	188,976
340,000	AIB Group PLC(f)(g)	1D US SOFR + 1.91%	03/28/2035	341,089
370,000	Avolon Holdings Funding, Ltd.(f)	5.75%	03/01/2029	368,466
100,000	GGAM Finance, Ltd.(f)	6.88%	04/15/2029	100,625
280,000	Smurfit Kappa Treasury ULC(f)	5.20%	01/15/2030	279,757
				1,278,913
Isle Of Man - 0.02%
200,000	Gold Fields Orogen Holdings BVI, Ltd.(h)	5.13%	05/15/2024	199,376
Israel - 0.07%
900,000	Israel Electric Corp., Ltd.(f)	5.00%	11/12/2024	895,925
Jamaica - 0.00%(l)
7,736	Digicel Group Holdings, Ltd.(f)(k)	0.00%	12/31/2030	7,143
38,775	Digicel Group Holdings, Ltd.(f)(k)	0.00%	12/31/2030	5,991
996	Digicel Group Holdings, Ltd.(f)(k)	0.00%	12/31/2030	805
97,752	Digicel Group Holdings, Ltd.(f)(k)	0.00%	12/31/2030	1,122
				15,061
Japan - 0.04%
510,000	Renesas Electronics Corp.(f)	2.17%	11/25/2026	466,799
Luxembourg - 0.20%
484,850	Acu Petroleo Luxembourg Sarl(h)	7.50%	01/13/2032	472,264

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	21

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$760,601	MC Brazil Downstream Trading SARL(h)	7.25%	06/30/2031	$689,084
180,000	Millicom International Cellular SA(h)	6.63%	10/15/2026	179,335
270,000	Millicom International Cellular SA(h)	6.25%	03/25/2029	263,862
200,000	Millicom International Cellular SA	4.50%	04/27/2031	171,607
600,000	Simpar Europe SA(h)	5.20%	01/26/2031	524,992
180,934	Tierra Mojada Luxembourg II Sarl	5.75%	12/01/2040	166,380
				2,467,524
Mauritius - 0.04%
800,000	UPL Corp., Ltd.(e)(g)	5Y US TI + 3.87%	12/31/9999	547,416
Mexico - 0.25%
659,912	Alpha Holding SA de CV(f)(j)	9.00%	02/10/2025	9,899
188,546	Alpha Holding SA de CV	9.00%	02/10/2025	2,828
250,000	BBVA Bancomer SA(g)(h)	5.13%	01/18/2033	232,497
800,000	Braskem Idesa SAPI(f)	6.99%	02/20/2032	621,528
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy(f)	7.88%	02/15/2039	216,663
200,000	Cemex SAB de CV(e)(g)(h)	5Y US TI + 4.53%	12/31/9999	193,417
500,000	Credito Real SAB de CV SOFOM ER(h)(j)	9.50%	02/07/2026	69,250
400,000	KUO SAB De CV(h)	5.75%	07/07/2027	377,394
600,000	Mexarrend SAPI de CV(f)	10.25%	07/24/2024	126,000
200,000	Mexarrend SAPI de CV(h)	10.25%	07/24/2024	42,000
126,425	Mexico Generadora de Energia S de rl	5.50%	12/06/2032	124,559
700,000	Operadora de Servicios Mega SA de CV Sofom ER(f)	8.25%	02/11/2025	291,375
750,000	Petroleos Mexicanos	6.38%	01/23/2045	484,094
500,000	Petroleos Mexicanos	6.75%	09/21/2047	332,890
1,000,000	Unifin Financiera SAB de CV(e)(h)(j)	8.88%	Perpetual Maturity	5,100
				3,129,494
Morocco - 0.07%
1,200,000	OCP SA(h)	5.13%	06/23/2051	907,578
Netherlands - 0.31%
300,000	Braskem Netherlands Finance BV	5Y US TI + 8.22%	01/23/2081	301,091
800,000	Coruripe Netherlands BV(h)	10.00%	02/10/2027	725,761
200,000	ING Groep NV(g)	1D US SOFR + 1.44%	03/19/2030	199,583
200,000	Metinvest BV(h)	7.75%	10/17/2029	140,430

See Notes to Financial Statements.

22	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$1,400,000	Minejesa Capital BV	5.63%	08/10/2037	$1,274,789
967,632	MV24 Capital BV(h)	6.75%	06/01/2034	911,225
265,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	3.88%	06/18/2026	257,324
50,000	Suzano International Finance BV	4.00%	01/14/2025	49,269
				3,859,472
Panama - 0.12%
400,000	Aeropuerto Internacional de Tocumen SA	5.13%	08/11/2061	293,479
900,000	Empresa de Transmision Electrica SA(h)	5.13%	05/02/2049	654,781
616,298	UEP Penonome II SA(f)	6.50%	10/01/2038	482,253
176,085	UEP Penonome II SA	6.50%	10/01/2038	137,786
				1,568,299
Paraguay - 0.03%
300,000	Frigorifico Concepcion SA(f)	7.70%	07/21/2028	263,136
200,000	Frigorifico Concepcion SA(h)	7.70%	07/21/2028	175,424
				438,560
Peru - 0.25%
90,000	Banco de Credito del Peru S.A.(g)(h)	5Y US TI + 3.13%	07/01/2030	86,252
100,000	Banco de Credito del Peru S.A.(g)(h)	5Y US TI + 2.45%	09/30/2031	92,426
200,000	Banco Internacional del Peru SAA Interbank	1Y US TI + 3.71%	07/08/2030	192,221
300,000	Camposol SA(f)	6.00%	02/03/2027	231,555
400,000	Camposol SA(h)	6.00%	02/03/2027	308,741
400,000	Cia de Minas Buenaventura SAA(h)	5.50%	07/23/2026	386,153
200,000	Corp Financiera de Desarrollo SA(g)(h)	5.61% - 3M US L	07/15/2029	199,834
205,000	Inkia Energy, Ltd.(h)	5.88%	11/09/2027	200,786
50,000	InRetail Shopping Malls	5.75%	04/03/2028	48,821
200,000	Minsur SA	4.50%	10/28/2031	175,419
200,000	Orazul Energy Peru SA(h)	5.63%	04/28/2027	189,568
200,000	Petroleos del Peru SA(h)	4.75%	06/19/2032	158,317
1,350,000	Petroleos del Peru SA(h)	5.63%	06/19/2047	908,091
				3,178,184
Singapore - 0.15%
200,000	DBS Group Holdings, Ltd.(g)	5Y US TI + 1.10%	03/10/2031	186,205
1,083,880	LLPL Capital Pte, Ltd.(h)	6.88%	02/04/2039	1,085,245
200,000	Oversea-Chinese Banking Corp., Ltd.(g)(h)	5Y US TI + 1.58%	09/10/2030	189,110
210,000	Pfizer Investment Enterprises Pte, Ltd.	4.75%	05/19/2033	206,870

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	23

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	United Overseas Bank, Ltd.(g)	5Y US TI + 1.75%	03/16/2031	$185,718
				1,853,148
Spain - 0.15%
250,000	AI Candelaria Spain SA(f)	5.75%	06/15/2033	203,090
1,200,000	AI Candelaria Spain SA(h)	5.75%	06/15/2033	974,831
800,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA	5.38%	12/30/2030	664,068
				1,841,989
Switzerland - 0.03%
330,000	UBS Group AG(f)(g)	1Y US TI + 1.52%	02/08/2030	330,594

Vietnam - 0.02%
230,573	Mong Duong Finance Holdings BV(h)	5.13%	05/07/2029	220,606

TOTAL FOREIGN CORPORATE BONDS
(Cost $62,552,945)				54,337,327

U.S. CORPORATE BONDS - 10.55%
Advertising - 0.00%(l)
50,000	Clear Channel Outdoor Holdings, Inc.(f)	7.50%	06/01/2029	41,396

Aerospace/Defense - 0.06%
70,000	AAR Escrow Issuer LLC(f)	6.75%	03/15/2029	70,626
295,000	Lockheed Martin Corp.	5.20%	02/15/2064	291,937
265,000	Northrop Grumman Corp.	5.20%	06/01/2054	258,295
75,000	Spirit AeroSystems, Inc.(f)	9.75%	11/15/2030	83,986
				704,844
Agriculture - 0.04%
355,000	BAT Capital Corp.	4.54%	08/15/2047	274,333
265,000	Philip Morris International, Inc.	5.25%	02/13/2034	262,772
				537,105
Airlines - 0.04%
70,000	American Airlines, Inc.(f)	7.25%	02/15/2028	71,143
120,000	American Airlines, Inc.(f)	8.50%	05/15/2029	126,850
130,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd.(f)	5.75%	04/20/2029	127,887
145,833	United Airlines 2016-1 Class B Pass Through Trust	3.65%	01/07/2026	139,635
				465,515

See Notes to Financial Statements.

24	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Apparel - 0.01%
$125,000	Tapestry, Inc.	7.05%	11/27/2025	$127,628

Auto Manufacturers - 0.12%
120,000	Cummins, Inc.	5.45%	02/20/2054	122,774
320,000	Ford Motor Co.	3.25%	02/12/2032	266,358
300,000	General Motors Financial Co., Inc.	2.40%	10/15/2028	265,637
315,000	General Motors Financial Co., Inc.	3.10%	01/12/2032	266,937
530,000	Hyundai Capital America(f)	5.30%	01/08/2029	530,936
				1,452,642
Banks - 0.44%
175,000	Bank of America Corp.(g)	1D US SOFR + 1.11%	04/25/2025	174,762
180,000	Bank of America Corp.(g)	1D US SOFR + 1.75%	07/22/2026	178,442
205,000	Bank of America Corp.(g)	1D US SOFR + 1.21%	10/20/2032	170,142
210,000	Bank of America Corp.(g)	1D US SOFR + 1.65%	01/23/2035	211,448
590,000	Bank of America Corp.(g)	5Y US TI + 2.48%	09/21/2036	472,225
200,000	BBVA Bancomer SA	5Y US TI + 4.308%	09/13/2034	189,398
120,000	Citigroup, Inc.(g)	1D US SOFR + 0.69%	01/25/2026	116,372
120,000	Citigroup, Inc.(g)	1D US SOFR + 1.28%	02/24/2028	112,903
590,000	Goldman Sachs Group, Inc.(g)	3M SOFR + 1.43%	05/15/2026	595,342
175,000	Goldman Sachs Group, Inc.(g)	1D US SOFR + 0.82%	09/10/2027	175,164
165,000	JPMorgan Chase & Co.(g)	1D US SOFR + 0.92%	02/24/2026	160,773
85,000	JPMorgan Chase & Co.(g)	1D US SOFR + 1.99%	07/25/2028	84,311
240,000	JPMorgan Chase & Co.(g)	1D SOFR + 1.02%	06/01/2029	212,964
345,000	JPMorgan Chase & Co.(g)	1D US SOFR + 2.04%	04/22/2031	298,293
290,000	JPMorgan Chase & Co.(g)	3M SOFR + 1.25%	04/22/2032	245,263
290,000	JPMorgan Chase & Co.(g)	1D US SOFR + 1.26%	01/25/2033	247,694
205,000	Morgan Stanley(g)	1D US SOFR + 1.67%	07/17/2026	202,864
215,000	Morgan Stanley(g)	1D US SOFR + 1.61%	04/20/2028	208,998
95,000	Morgan Stanley(g)	1D US SOFR + 1.29%	01/21/2033	80,770

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	25

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$585,000	Morgan Stanley(g)	1D SOFR + 2.48%	09/16/2036	$462,931
275,000	Wells Fargo & Co.(g)	1D US SOFR + 1.98%	07/25/2028	271,045
270,000	Wells Fargo & Co.(g)	1D US SOFR + 1.43%	10/30/2030	238,767
370,000	Wells Fargo & Co.(g)	1D US SOFR + 2.06%	10/23/2034	397,027
				5,507,898
Beverages - 0.02%
260,000	Triton Water Holdings, Inc.(f)	6.25%	04/01/2029	237,060

Biotechnology - 0.05%
210,000	Amgen, Inc.	5.75%	03/02/2063	214,357
150,000	Gilead Sciences, Inc.	5.55%	10/15/2053	155,376
325,000	Royalty Pharma PLC	2.15%	09/02/2031	262,097
				631,830
Building Materials - 0.06%
130,000	Builders FirstSource, Inc.(f)	6.38%	06/15/2032	132,037
150,000	Builders FirstSource, Inc.(f)	6.38%	03/01/2034	150,807
50,000	Carrier Global Corp.	6.20%	03/15/2054	55,098
120,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(f)	6.63%	12/15/2030	121,301
130,000	Griffon Corp.	5.75%	03/01/2028	127,407
25,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC(f)	6.75%	04/01/2032	25,101
115,000	Standard Industries, Inc.(f)	4.38%	07/15/2030	103,413
				715,164
Chemicals - 0.10%
170,000	ASP Unifrax Holdings, Inc.(f)	7.50%	09/30/2029	94,426
285,000	CF Industries, Inc.	5.38%	03/15/2044	268,417
240,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(f)	9.00%	07/01/2028	237,051
250,000	Mosaic Co.	5.38%	11/15/2028	253,194
400,000	Sasol Financing USA LLC	5.50%	03/18/2031	337,326
75,000	WR Grace Holdings LLC(f)	5.63%	08/15/2029	67,195
				1,257,609
Coal - 0.01%
110,000	SunCoke Energy, Inc.(f)	4.88%	06/30/2029	99,709

Commercial Services - 0.10%
295,000	Allied Universal Holdco LLC(f)	7.88%	02/15/2031	299,144
50,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	6.63%	07/15/2026	50,009

See Notes to Financial Statements.

26	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.(f)	9.75%	07/15/2027	$70,289
260,000	Global Payments, Inc.	4.95%	08/15/2027	258,070
105,000	Mavis Tire Express Services Topco Corp.(f)	6.50%	05/15/2029	99,963
105,000	Triton Container International, Ltd.(f)	1.15%	06/07/2024	104,067
200,000	Triton Container International, Ltd. / TAL International Container Corp.	3.25%	03/15/2032	162,638
65,000	VT Topco, Inc.(f)	8.50%	08/15/2030	68,675
75,000	Wand NewCo 3, Inc.(f)	7.63%	01/30/2032	77,630
50,000	WASH Multifamily Acquisition, Inc.(f)	5.75%	04/15/2026	48,912
				1,239,397
Computers - 0.08%
280,000	Fortinet, Inc.	1.00%	03/15/2026	257,766
205,000	Hewlett Packard Enterprise Co.	5.90%	10/01/2024	205,340
255,000	Kyndryl Holdings, Inc.	6.35%	02/20/2034	261,882
270,000	NetApp, Inc.	1.88%	06/22/2025	258,329
				983,317
Containers and Packaging - 0.02%
270,000	Packaging Corp. of America	3.40%	12/15/2027	256,829

Cosmetics/Personal Care - 0.01%
130,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(f)	6.63%	07/15/2030	132,118

Distribution/Wholesale - 0.04%
180,000	BCPE Empire Holdings, Inc.(f)	7.63%	05/01/2027	175,919
315,000	Dealer Tire LLC / DT Issuer LLC(f)	8.00%	02/01/2028	313,819
				489,738
Diversified Financial Services - 0.17%
150,000	Air Lease Corp.	1.88%	08/15/2026	138,340
510,000	American Express Co.	3.95%	08/01/2025	501,255
415,000	Aviation Capital Group LLC(f)	1.95%	09/20/2026	379,354
160,000	BlackRock Funding, Inc.	5.25%	03/14/2054	160,937
450,000	BlackRock, Inc.	4.75%	05/25/2033	447,837
140,000	Nationstar Mortgage Holdings, Inc.(f)	5.75%	11/15/2031	129,263
95,000	Navient Corp.	5.00%	03/15/2027	91,081
125,000	OneMain Finance Corp.	6.63%	01/15/2028	125,495
65,000	PennyMac Financial Services, Inc.(f)	4.25%	02/15/2029	59,481

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	27

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	PennyMac Financial Services, Inc.(f)	7.88%	12/15/2029	$71,991
				2,105,034
Electric - 0.44%
55,000	AEP Transmission Co. LLC	5.40%	03/15/2053	54,804
420,000	DTE Energy Co.	5.10%	03/01/2029	418,498
95,000	Duke Energy Corp.	4.30%	03/15/2028	92,853
325,000	Duke Energy Corp.	3.95%	08/15/2047	252,527
85,000	Duke Energy Corp.	5.00%	08/15/2052	77,023
130,000	Entergy Corp.	2.80%	06/15/2030	113,707
265,000	Eversource Energy	5.50%	01/01/2034	265,209
1,000,000	Exelon Corp.	4.05%	04/15/2030	943,594
290,000	Georgia Power Co.	2.20%	09/15/2024	285,413
573,000	Georgia Power Co.	3.25%	03/15/2051	402,761
230,000	NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	228,493
750,000	NextEra Energy Capital Holdings, Inc.	2.44%	01/15/2032	620,289
160,000	NextEra Energy Capital Holdings, Inc.	5.55%	03/15/2054	159,078
160,000	NRG Energy, Inc.(f)	2.00%	12/02/2025	150,252
150,000	NRG Energy, Inc.(f)	3.63%	02/15/2031	129,595
320,000	Pacific Gas and Electric Co.	2.50%	02/01/2031	266,344
240,000	Pacific Gas and Electric Co.	6.75%	01/15/2053	261,785
135,000	Pike Corp.(f)	5.50%	09/01/2028	129,358
60,000	Pike Corp.(f)	8.63%	01/31/2031	63,835
85,000	San Diego Gas & Electric Co.	5.35%	04/01/2053	83,800
280,000	Southern Co.(g)	5Y US TI + 2.92%	09/15/2051	262,117
225,000	Southwestern Electric Power Co.	3.25%	11/01/2051	149,524
85,000	Vistra Operations Co. LLC(f)	7.75%	10/15/2031	89,081
				5,499,940
Electronics - 0.02%
220,000	Arrow Electronics, Inc.	3.88%	01/12/2028	208,609

Engineering & Construction - 0.01%
185,000	Jacobs Engineering Group, Inc.	5.90%	03/01/2033	187,434

Engineering&Construction - 0.04%
240,000	Artera Services LLC(f)	8.50%	02/15/2031	246,233
210,000	Brand Industrial Services, Inc.(f)	10.38%	08/01/2030	227,622
				473,855
Entertainment - 0.05%
60,000	Caesars Entertainment, Inc.(f)	6.50%	02/15/2032	60,566
135,000	Light & Wonder International, Inc.(f)	7.25%	11/15/2029	138,678

See Notes to Financial Statements.

28	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$135,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(f)	4.88%	05/01/2029	$125,114
265,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.(f)	6.63%	03/01/2030	256,386
				580,744
Environmental Control - 0.02%
120,000	Madison IAQ LLC(f)	4.13%	06/30/2028	111,094
175,000	Veralto Corp.(f)	5.35%	09/18/2028	177,372
				288,466
Food - 0.09%
140,000	Campbell Soup Co.	5.40%	03/21/2034	141,117
489,000	Smithfield Foods, Inc.(f)	4.25%	02/01/2027	469,825
395,000	Sysco Corp.	6.00%	01/17/2034	420,538
75,000	United Natural Foods, Inc.(f)	6.75%	10/15/2028	62,386
90,000	US Foods, Inc.(f)	7.25%	01/15/2032	93,778
				1,187,644
Food Service - 0.01%
105,000	TKC Holdings, Inc.(f)	10.50%	05/15/2029	100,712

Gas - 0.02%
265,000	NiSource, Inc.	5.35%	04/01/2034	263,666

Hand/Machine Tools - 0.01%
130,000	Regal Rexnord Corp.(f)	6.05%	02/15/2026	130,740

Healthcare-Products - 0.02%
165,000	Medline Borrower LP(f)	5.25%	10/01/2029	156,079
145,000	Zimmer Biomet Holdings, Inc.	5.35%	12/01/2028	147,162
				303,241
Healthcare-Services - 0.22%
425,000	Centene Corp.	2.50%	03/01/2031	349,938
90,000	CHS/Community Health Systems, Inc.(f)	6.00%	01/15/2029	78,731
210,000	Elevance Health, Inc.	2.38%	01/15/2025	204,894
85,000	Elevance Health, Inc.	4.55%	05/15/2052	74,794
70,000	Fortrea Holdings, Inc.(f)	7.50%	07/01/2030	72,347
395,000	HCA, Inc.	5.38%	02/01/2025	393,951
585,000	HCA, Inc.	5.25%	06/15/2049	534,366
175,000	IQVIA, Inc.	6.25%	02/01/2029	181,850
130,000	Legacy LifePoint Health LLC(f)	4.38%	02/15/2027	123,985
85,000	ModivCare Escrow Issuer, Inc.(f)	5.00%	10/01/2029	61,712
105,164	Radiology Partners, Inc.(f)(i)	9.78% (9.781%)	02/15/2030	84,788
100,000	Tenet Healthcare Corp.	6.25%	02/01/2027	100,038

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	29

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$125,000	Tenet Healthcare Corp.	6.13%	06/15/2030	$124,870
305,000	UnitedHealth Group, Inc.	5.05%	04/15/2053	296,443
90,000	UnitedHealth Group, Inc.	4.95%	05/15/2062	84,133
				2,766,840
Home Furnishings - 0.01%
80,000	Whirlpool Corp.	5.75%	03/01/2034	80,303

Housewares - 0.01%
160,000	SWF Escrow Issuer Corp.(f)	6.50%	10/01/2029	118,515

Insurance - 0.18%
95,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(f)	6.75%	10/15/2027	93,674
100,000	AmWINS Group, Inc.(f)	4.88%	06/30/2029	93,435
260,000	Athene Global Funding(f)(g)	SOFRINDX + 0.56%	08/19/2024	260,174
290,000	Athene Holding, Ltd.	6.25%	04/01/2054	294,664
215,000	Berkshire Hathaway Finance Corp.	2.85%	10/15/2050	145,275
110,000	Berkshire Hathaway Finance Corp.	3.85%	03/15/2052	89,031
95,000	Brighthouse Financial Global Funding(f)	1.00%	04/12/2024	94,871
130,000	Brighthouse Financial Global Funding(f)	2.00%	06/28/2028	112,266
90,000	GTCR AP Finance, Inc.(f)	8.00%	05/15/2027	90,362
60,000	HUB International, Ltd.(f)	7.25%	06/15/2030	61,705
285,000	Massachusetts Mutual Life Insurance Co.(f)	3.20%	12/01/2061	178,955
260,000	MetLife, Inc.	5.25%	01/15/2054	256,318
100,000	Panther Escrow Issuer LLC(f)	7.13%	06/01/2031	101,751
460,000	Willis North America, Inc.	4.50%	09/15/2028	448,583
				2,321,064
Internet - 0.10%
130,000	Expedia Group, Inc.	5.00%	02/15/2026	129,305
245,000	Expedia Group, Inc.	3.80%	02/15/2028	233,146
118,000	Expedia Group, Inc.	2.95%	03/15/2031	103,071
275,000	Meta Platforms, Inc.	3.85%	08/15/2032	257,825
300,000	Meta Platforms, Inc.	4.45%	08/15/2052	266,919
130,000	Netflix, Inc.	4.88%	04/15/2028	129,858
135,000	Newfold Digital Holdings Group, Inc.(f)	6.00%	02/15/2029	105,917
				1,226,041
Investment Companies - 5.48%
265,000	Ares Capital Corp.	3.25%	07/15/2025	256,069
1,000,000	Blackstone Private Credit Fund	2.35%	11/22/2024	977,388

See Notes to Financial Statements.

30	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$8,000,000	Blackstone Private Credit Fund	2.63%	12/15/2026	$7,303,076
6,800,000	Blue Owl Capital Corp.	3.75%	07/22/2025	6,599,164
4,092,439	Blue Owl Capital Corp.	2.88%	06/11/2028	3,619,673
667,000	Blue Owl Capital Corp. II(f)	4.63%	11/26/2024	660,411
5,247,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	4,782,662
6,661,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	6,616,605
844	Blue Owl Credit Income Corp.(f)	5.50%	03/21/2025	838
2,000,000	Blue Owl Credit Income Corp.	4.70%	02/08/2027	1,898,435
3,482,180	Blue Owl Credit Income Corp.	7.75%	09/16/2027	3,569,530
2,000,000	Blue Owl Credit Income Corp.(f)	7.95%	06/13/2028	2,076,487
3,715,000	Blue Owl Technology Finance Corp.(f)	6.75%	06/30/2025	3,688,552
9,550,000	Blue Owl Technology Finance Corp.(f)	4.75%	12/15/2025	9,186,837
1,500,000	Franklin BSP Lending Corp.(f)	4.85%	12/15/2024	1,472,357
2,300,000	Golub Capital BDC, Inc.	2.05%	02/15/2027	2,049,383
3,312,000	New Mountain Finance Corp.	6.88%	02/01/2029	3,280,104
8,300,000	Oaktree Specialty Lending Corp.	7.10%	02/15/2029	8,578,435
1,000,000	Oaktree Strategic Credit Fund(f)	8.40%	11/14/2028	1,061,593
1,000,000	Sixth Street Specialty Lending, Inc.	3.88%	11/01/2024	987,603
				68,665,202
Leisure Time - 0.12%
405,000	Carnival Corp.(f)	7.63%	03/01/2026	410,038
125,000	Carnival Corp.(f)	5.75%	03/01/2027	123,795
140,000	NCL Corp., Ltd.(f)	5.88%	02/15/2027	138,413
75,000	Royal Caribbean Cruises, Ltd.(f)	6.25%	03/15/2032	75,645
125,000	Viking Cruises, Ltd.(f)	5.88%	09/15/2027	122,727
615,000	Viking Cruises, Ltd.(f)	9.13%	07/15/2031	673,047
				1,543,665
Lodging - 0.06%
65,000	Full House Resorts, Inc.(f)	8.25%	02/15/2028	62,172
325,000	Marriott International, Inc.	2.75%	10/15/2033	264,348
265,000	Marriott International, Inc.	5.30%	05/15/2034	262,205
125,000	Station Casinos LLC(f)	6.63%	03/15/2032	126,365
				715,090
Machinery-Diversified - 0.02%
95,000	AGCO Corp.	5.80%	03/21/2034	96,230
135,000	CNH Industrial Capital LLC	5.10%	04/20/2029	134,677
				230,907
Media - 0.10%
140,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.75%	02/01/2032	114,392
80,000	CCO Holdings LLC / CCO Holdings Capital Corp.(f)	4.25%	01/15/2034	60,458

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	31

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$260,000	Charter Communications Operating LLC / Charter Communications Operating Capital	4.91%	07/23/2025	$256,906
150,000	Comcast Corp.	3.95%	10/15/2025	147,543
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(f)	5.88%	08/15/2027	184,599
75,000	DISH DBS Corp.(f)	5.75%	12/01/2028	51,685
220,000	McGraw-Hill Education, Inc.(f)	5.75%	08/01/2028	207,663
85,000	News Corp.(f)	5.13%	02/15/2032	79,909
70,000	Townsquare Media, Inc.(f)	6.88%	02/01/2026	68,303
75,000	Univision Communications, Inc.(f)	7.38%	06/30/2030	74,225
				1,245,683
Metal Fabricate/Hardware - 0.01%
100,000	Advanced Drainage Systems, Inc.(f)	6.38%	06/15/2030	100,610

Mining - 0.08%
50,000	Freeport-McMoRan, Inc.	4.38%	08/01/2028	48,097
100,000	Freeport-McMoRan, Inc.	4.63%	08/01/2030	96,156
250,000	Glencore Funding LLC(f)	1.63%	04/27/2026	231,893
570,000	Glencore Funding LLC(f)	5.37%	04/04/2029	571,328
50,000	Southern Copper Corp.	3.88%	04/23/2025	49,037
				996,511
Oil & Gas - 0.30%
260,000	BP Capital Markets America, Inc.	4.89%	09/11/2033	258,307
160,000	BP Capital Markets America, Inc.	2.94%	06/04/2051	106,906
165,000	Callon Petroleum Co.(f)	7.50%	06/15/2030	175,000
125,000	Chesapeake Energy Corp.(f)	5.88%	02/01/2029	124,083
85,000	Civitas Resources, Inc.(f)	8.38%	07/01/2028	89,587
125,000	CNX Resources Corp.(f)	6.00%	01/15/2029	122,506
260,000	Exxon Mobil Corp.	4.23%	03/19/2040	237,003
95,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	5.75%	02/01/2029	92,618
25,000	Hilcorp Energy I LP / Hilcorp Finance Co.(f)	8.38%	11/01/2033	27,125
205,000	Marathon Petroleum Corp.	5.13%	12/15/2026	205,193
100,000	Matador Resources Co.(f)	6.50%	04/15/2032	100,246
750,000	NiSource, Inc.	3.60%	05/01/2030	691,261
245,000	Occidental Petroleum Corp.	6.63%	09/01/2030	259,837
65,000	Permian Resources Operating LLC(f)	7.00%	01/15/2032	67,476
610,000	Phillips 66 Co.	5.65%	06/15/2054	619,459
300,000	SierraCol Energy Andina LLC(h)	6.00%	06/15/2028	263,834

See Notes to Financial Statements.

32	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$65,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.(f)	7.88%	11/01/2028	$67,287
65,000	Southwestern Energy Co.	5.38%	02/01/2029	63,188
100,000	Sunoco LP / Sunoco Finance Corp.	4.50%	05/15/2029	93,043
65,000	Transocean, Inc.(f)	8.00%	02/01/2027	64,562
50,000	Vital Energy, Inc.(f)	7.88%	04/15/2032	50,833
				3,779,354
Oil & Gas Services - 0.02%
110,000	Halliburton Co.	4.85%	11/15/2035	107,053
120,000	Kodiak Gas Services LLC(f)	7.25%	02/15/2029	122,310
50,000	Weatherford International, Ltd.(f)	8.63%	04/30/2030	52,240
				281,603
Packaging & Containers - 0.11%

215,000	Berry Global, Inc.(f)	4.88%	07/15/2026	210,858
150,000	Berry Global, Inc.(f)	5.65%	01/15/2034	149,255
115,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.(f)	4.38%	10/15/2028	107,403
390,000	Trident TPI Holdings, Inc.(f)	12.75%	12/31/2028	416,594
471,000	WRKCo, Inc.	3.75%	03/15/2025	463,072
				1,347,182
Pharmaceuticals - 0.18%
283,000	AbbVie, Inc.	4.70%	05/14/2045	264,845
140,000	AbbVie, Inc.	5.50%	03/15/2064	144,096
65,000	AdaptHealth LLC(f)	5.13%	03/01/2030	56,745
105,000	Bristol-Myers Squibb Co.	5.50%	02/22/2044	107,523
420,000	Bristol-Myers Squibb Co.	5.55%	02/22/2054	432,294
140,000	Cardinal Health, Inc.	5.13%	02/15/2029	140,334
260,000	CVS Health Corp.	5.30%	06/01/2033	260,720
395,000	CVS Health Corp.	5.88%	06/01/2053	402,117
185,000	Merck & Co., Inc.	4.50%	05/17/2033	181,002
95,000	Owens & Minor, Inc.(f)	6.63%	04/01/2030	94,369
165,000	Viatris, Inc.	1.65%	06/22/2025	156,955
				2,241,000
Pipelines - 0.32%

73,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(f)	5.75%	03/01/2027	72,134
265,000	Cheniere Energy, Inc.	4.63%	10/15/2028	257,021
260,000	Energy Transfer LP	4.75%	01/15/2026	257,411
1,000,000	Energy Transfer LP	3.90%	07/15/2026	970,124
155,000	Energy Transfer LP	4.40%	03/15/2027	151,743
310,000	Energy Transfer LP	5.00%	05/15/2044	274,397
100,000	EQM Midstream Partners LP(f)	4.75%	01/15/2031	93,088

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	33

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$433,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	$474,262
95,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(f)	8.13%	02/15/2029	97,359
100,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(f)	8.38%	02/15/2032	102,577
120,000	NGPL PipeCo LLC(f)	3.25%	07/15/2031	102,594
140,000	ONEOK, Inc.	3.40%	09/01/2029	129,025
125,000	ONEOK, Inc.	6.63%	09/01/2053	137,856
205,000	Sabine Pass Liquefaction LLC	5.00%	03/15/2027	204,473
60,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.(f)	7.38%	02/15/2029	60,400
100,000	Venture Global LNG, Inc.(f)	8.13%	06/01/2028	102,081
115,000	Venture Global LNG, Inc.(f)	8.38%	06/01/2031	118,668
65,000	Venture Global LNG, Inc.(f)	9.88%	02/01/2032	70,094
355,000	Williams Cos., Inc.	5.15%	03/15/2034	351,962
				4,027,269
Real Estate - 0.00%(l)
65,000	Realogy Group LLC / Realogy Co.- Issuer Corp.(f)	5.25%	04/15/2030	44,269

REITS - 0.28%
115,000	Agree LP	2.60%	06/15/2033	90,378
245,000	Alexandria Real Estate Equities, Inc.	3.00%	05/18/2051	155,692
60,000	Alexandria Real Estate Equities, Inc.	5.15%	04/15/2053	55,298
420,000	American Homes 4 Rent LP	5.50%	02/01/2034	418,894
110,000	American Tower Corp.	5.55%	07/15/2033	110,903
355,000	Brixmor Operating Partnership LP	5.50%	02/15/2034	350,713
220,000	COPT Defense Properties LP	2.90%	12/01/2033	172,643
770,000	Crown Castle, Inc.	3.65%	09/01/2027	730,179
290,000	Equinix, Inc.	1.80%	07/15/2027	260,166
265,000	Extra Space Storage LP	5.40%	02/01/2034	263,934
300,000	Host Hotels & Resorts LP	2.90%	12/15/2031	249,506
170,000	Iron Mountain, Inc.(f)	7.00%	02/15/2029	173,426
75,000	Iron Mountain, Inc.(f)	4.50%	02/15/2031	67,744
100,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(f)	4.88%	05/15/2029	93,070
130,000	Sabra Health Care LP	3.20%	12/01/2031	108,057
320,000	Sun Communities Operating LP	2.70%	07/15/2031	263,719
				3,564,322

See Notes to Financial Statements.

34	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Retail - 0.16%
$130,000	Dollar General Corp.	4.25%	09/20/2024	$129,079
470,000	Dollar Tree, Inc.	4.00%	05/15/2025	462,184
75,000	Ferrellgas LP / Ferrellgas Finance Corp.(f)	5.38%	04/01/2026	73,437
75,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(f)	6.75%	01/15/2030	67,405
115,000	Gap, Inc.(f)	3.88%	10/01/2031	97,396
155,000	Lowe's Cos., Inc.	4.40%	09/08/2025	153,149
160,000	Lowe's Cos., Inc.	5.63%	04/15/2053	161,776
190,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp.(f)	7.75%	02/15/2026	188,456
75,000	Macy's Retail Holdings LLC(f)	5.88%	04/01/2029	73,651
300,000	McDonald's Corp.	4.45%	03/01/2047	261,563
80,000	Michaels Cos., Inc.(f)	5.25%	05/01/2028	68,239
125,000	O'Reilly Automotive, Inc.	5.75%	11/20/2026	127,090
35,000	Staples, Inc.(f)	7.50%	04/15/2026	34,193
105,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.(f)	5.00%	06/01/2031	95,805
				1,993,423
Semiconductors - 0.11%
459,000	Broadcom, Inc.(f)	3.42%	04/15/2033	398,057
335,000	Broadcom, Inc.(f)	3.19%	11/15/2036	266,742
610,000	Marvell Technology, Inc.	2.95%	04/15/2031	527,239
155,000	Qorvo, Inc.(f)	3.38%	04/01/2031	133,442
80,000	Texas Instruments, Inc.	5.00%	03/14/2053	78,549
				1,404,029
Software - 0.15%
70,000	AthenaHealth Group, Inc.(f)	6.50%	02/15/2030	64,096
90,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.(f)	8.00%	06/15/2029	93,375
70,000	Clarivate Science Holdings Corp.(f)	4.88%	07/01/2029	64,834
265,000	Fiserv, Inc.	5.45%	03/15/2034	268,497
250,000	Intuit, Inc.	5.50%	09/15/2053	259,707
145,000	Oracle Corp.	6.25%	11/09/2032	155,210
95,000	Oracle Corp.	3.80%	11/15/2037	79,708
525,000	Take-Two Interactive Software, Inc.	4.95%	03/28/2028	523,189
60,000	UKG, Inc.(f)	6.88%	02/01/2031	61,167
275,000	Workday, Inc.	3.70%	04/01/2029	259,427
				1,829,210

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	35

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
Telecommunications - 0.24%
$500,000	AT&T, Inc.	4.30%	02/15/2030	$480,657
745,000	AT&T, Inc.	3.50%	09/15/2053	526,033
500,000	Embarq Corp Eq	8.00%	06/01/2036	272,201
30,000	Frontier Communications Holdings LLC(f)	5.88%	10/15/2027	29,068
85,000	Frontier Communications Holdings LLC(f)	5.00%	05/01/2028	78,960
85,000	Frontier Communications Holdings LLC(f)	8.63%	03/15/2031	86,894
269,000	Level 3 Financing, Inc.(f)	10.50%	05/15/2030	276,397
265,000	Motorola Solutions, Inc.	5.40%	04/15/2034	264,578
265,000	T-Mobile USA, Inc.	5.15%	04/15/2034	264,215
285,000	T-Mobile USA, Inc.	3.40%	10/15/2052	202,328
100,000	Verizon Communications, Inc.	3.88%	03/01/2052	78,687
445,000	Verizon Communications, Inc.	5.50%	02/23/2054	450,130
				3,010,148
Transportation - 0.13%
185,000	Burlington Northern Santa Fe LLC	5.20%	04/15/2054	183,526
670,000	CSX Corp.	3.80%	11/01/2046	533,541
255,000	Ryder System, Inc.	5.65%	03/01/2028	260,010
500,000	Union Pacific Corp.	3.70%	03/01/2029	478,623
135,000	XPO, Inc.(f)	7.13%	06/01/2031	138,611
				1,594,311
Trucking & Leasing - 0.04%
145,000	Fortress Transportation and Infrastructure Investors LLC(f)	7.88%	12/01/2030	152,417
175,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.(f)	5.75%	05/24/2026	176,322
240,000	Penske Truck Leasing Co. LP / PTL Finance Corp.(f)	4.20%	04/01/2027	233,231
				561,970
Water - 0.02%
265,000	Essential Utilities, Inc.	5.38%	01/15/2034	263,781

TOTAL U.S. CORPORATE BONDS
(Cost $133,493,975)				132,162,186

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.34%
$200,000	Banco Nacional de Comercio Exterior SNC(g)(h)	5Y US TI + 2.00%	08/11/2031	181,160
900,000	Brazilian Government International Bond	4.75%	01/14/2050	676,847

See Notes to Financial Statements.

36	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$200,000	Colombia Government International Bond	4.13%	02/22/2042	$135,703
900,000	Colombia Government International Bond	5.00%	06/15/2045	655,218
300,000	Colombia Government International Bond	5.20%	05/15/2049	221,143
600,000	Colombia Government International Bond	4.13%	05/15/2051	373,858
600,000	Dominican Republic International Bond(f)	6.40%	06/05/2049	565,098
300,000	Mexico Government International Bond	4.40%	02/12/2052	229,925
200,000	Mexico Government International Bond	6.34%	05/04/2053	197,820
300,000	Panama Government International Bond	3.87%	07/23/2060	174,741
900,000	Republic of South Africa Government International Bond	5.65%	09/27/2047	655,767
800,000	Ukraine Government International Bond(h)	7.25%	03/15/2035	232,549

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $5,915,349)				4,299,829

BANK LOANS- 1.31%(g)
Canada - 0.05%
323,375	Bausch + Lomb Corp., First Lien	1M SOFR + 4.00%	09/29/2028	323,781
200,000	Garda World Security Corp., First Lien	3M SOFR + 4.25%	02/01/2029	200,626
160,000	Garda World Security Corp., First Lien	6M CME TERM + 5.25%	02/01/2029	160,617
				685,024
France - 0.01%
85,000	Altice France SA, First Lien	1M SOFR + 5.50%	08/31/2028	68,027

Luxembourg - 0.08%
1,065,579	Travelport Finance Luxembourg SARL 1L, 2021, First Lien - Initial (Priority) Term Loan	3M SOFR + 8.26161%, 1.00% Floor	02/28/2025	997,787

Netherlands - 0.00%
5,736	Lealand Finance Company B.V., First Lien - Make-Whole Term Loan	1M SOFR + 3.00%	06/28/2024	3,155

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	37

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$79,396	Lealand Finance Company B.V., First Lien - Take-Back Term Loan	3M US L + 1.00%	06/30/2025	$32,883
				36,038
United Arab Emirates - 0.04%
538,488	Gulf Finance, LLC TL 1L	1M SOFR + 6.75%	08/25/2026	540,025

United States - 1.13%
155,000	Access CIG LLC, First Lien (g)	1M SOFR + 5.00%, 0.50% Floor	08/18/2028	155,364
160,000	Acuris Finance US, Inc., First Lien - Initial Dollar Term Loan	3M SOFR + 4.00%, 0.50% Floor	02/16/2028	160,025
108,445	Air Methods Corporation TLB 1L	3M SOFR + 9.00%	11/30/2028	110,343
183,432	American Tire Distributors, Inc., First Lien - Initial Term Loan	3M SOFR + 6.25%	10/08/2028	160,044
110,000	APPLIED SYSTEMS INC, TL	3M SOFR + 5.25%	02/07/2032	114,091
165,000	ASPDEN TL B1 1L USD	1M SOFR + 5.75%	12/23/2027	165,361
452,470	Astra Acquisition Corp., First Lien - Initial Term Loan	3M SOFR + 5.25%	10/22/2028	191,734
1,989,522	Astra Acquisition Corp., Second Lien - Initial Term Loan	3M SOFR + 8.88%	10/22/2029	615,508
295,000	Asurion LLC, Second Lien - New B-3 Term Loan(g)	1M SOFR + 5.25%	01/31/2028	267,528
683,139	Atlas Purchaser, Inc., First Lien - Initial Term Loan(g)	3M US L + 3.00%, 0.75% Floor	05/18/2028	409,743
538,805	Aveanna Healthcare LLC, Second Lien - Initial Term Loan(g)	3M SOFR + 7.00%, 0.50% Floor	12/10/2029	464,719
498,750	Boxer Parent Co., Inc., First Lien (g)	1M SOFR + 4.25%	12/29/2028	502,543
160,000	BRAND INDUSTRIAL SERVICE, TL	3M SOFR + 5.50%	08/01/2030	160,886
125,000	Cengage Learning, Inc., First Lien (g)	3M SOFR + 4.50%	03/24/2031	125,019
158,729	ClubCorp Holdings, Inc., First Lien (g)	3M SOFR + 5.00%	09/18/2026	159,240
1,630,000	Constant Contact, Inc., Second Lien - Initial Term Loan(g)	3M SOFR + 7.50%, 0.75% Floor	02/12/2029	1,506,731
84,788	CROSBY US ACQUISITION CORP. TL 1L	1M SOFR + 4.00%	08/12/2029	85,362
905,000	DCert Buyer, Inc., Second Lien - First Amendment Refinancing Term Loan	1M SOFR + 7.00%	02/19/2029	821,921

See Notes to Financial Statements.

38	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$760,000	DG Investment Intermediate Holdings 2, Inc., Second Lien - Initial Term Loan	1M SOFR + 6.75%, 0.75% Floor	03/30/2029	$713,450
159,599	EG America LLC, First Lien	3M SOFR + 5.50%, 0.50% Floor	02/07/2028	159,200
175,000	Eisner Advisory Group LLC, First Lien (g)	1M SOFR + 4.00%, 0.50% Floor	02/28/2031	175,930

325,000	Gainwell Acquisition Corp., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	10/01/2027	311,472
164,581	Hexion Holdings Corp., First Lien (g)	3M SOFR + 4.50%, 0.50% Floor	03/15/2029	162,289
165,000	INEOS US Petrochem LLC, First Lien	3M SOFR + 4.25%	03/29/2029	164,898
593,513	LifePoint Health, Inc., First Lien (g)	3M SOFR + 5.50%	11/16/2028	595,792
402,375	LSF9 ATLANTIS HOLDINGS, LLC, First Lien - B Term Loan	3M SOFR + 7.25%	03/29/2029	405,898
808,976	Minotaur Acquisition, Inc., First Lien - B Term Loan(g)	1M SOFR + 4.75%	03/30/2026	810,796
165,427	NEP Group, Inc., First Lien (g)	1M SOFR + 3.25%	08/19/2026	158,138
218,901	Olympus Water US Holding Corp., First Lien (g)	6M CME TERM + 4.25%, 0.50% Floor	11/09/2028	219,860
119,693	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	118,674
320,000	POWERTEAM SERVICES LLC, TL	3M SOFR + 4.50%	02/07/2031	321,600
315,000	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	312,737
422,195	Riverbed Technology LLC, TL	6M CME TERM + 2.50%	07/01/2028	276,538
130,000	SOUTHERN VETERINARY PART, TL	3M SOFR + 4.00%	10/05/2027	130,293
295,000	STUBHUB HLDGS INC, TL	3M SOFR + 4.75%	03/12/2030	295,798
697,294	Think & Learn Private, Ltd., First Lien - B Term Loan	3M US L + 7.00%	11/05/2026	150,497
923,793	UKG, Inc. TL 2L	3M SOFR + 5.25%	05/03/2027	933,608
552,000	Viad Corp, First Lien - Initial Term Loan	3M US L + 5.00%, 0.50% Floor	07/30/2028	554,244
319,046	WaterBridge Midstream Operating LLC, First Lien - Initial Term Loan(g)	3M SOFR + 5.75%, 1.00% Floor	06/22/2026	319,794

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	39

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$711,068	Zephyrus Capital Aviation Tl	1M US L + 4.61%	10/15/2038	$648,149
				14,115,817

TOTAL BANK LOANS
(Cost $19,179,178)				16,442,718

BUSINESS DEVELOPMENT COMPANIES - 0.10%
1,292,347	Golub Capital BDC, Inc.	3.38%	04/15/2024	1,291,751

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,290,828)				1,291,751

COLLATERALIZED LOAN OBLIGATIONS - 4.95%
	AIMCO CLO
500,000	Series 2018-AA(f)(g)	3M SOFR + 2.81%	04/17/2031	$498,269
	Apidos CLO XII
500,000	Series 2018-12A(f)(g)	3M SOFR + 2.86%	04/15/2031	491,212
	Apidos CLO XXIV
1,000,000	Series 2018-24A(f)(g)	3M SOFR + 6.06%	10/20/2030	989,486
	Bain Capital Credit CLO 2017-2, Ltd.
500,000	Series 2021-2A(f)(g)	3M US L + 6.50%	07/25/2034	484,412
1,000,000	Series 2021-2A(f)(g)	3M US L + 3.10%	07/25/2034	987,180
	Bain Capital Credit Clo 2019-4, Ltd.
500,000	Series 2022-4A(f)(g)	3M SOFR + 3.63%	04/23/2035	492,643
	Bain Capital Credit CLO 2021-2, Ltd.
500,000	Series 2021-2A(f)(g)	3M SOFR + 3.41%	07/16/2034	493,474
	Bain Capital Credit CLO 2022-3, Ltd.
1,000,000	Series 2022-3A(f)(g)	3M SOFR + 7.35%	07/17/2035	975,429
	Bain Capital Credit CLO 2023-3, Ltd.
500,000	Series 2023-3A(f)(g)	3M SOFR + 5.25%	07/24/2036	508,346
	Barings CLO, Ltd.
500,000	Series 2018-4A(f)(g)	3M SOFR + 6.08%	10/15/2030	497,116
	Barings CLO, Ltd. 2018-III
1,295,000	Series 2018-3A(f)(g)	3M SOFR + 6.01%	07/20/2029	1,285,314
	Barings CLO, Ltd. 2019-I
1,500,000	Series 2021-1A(f)(g)	3M SOFR + 7.12%	04/15/2035	1,479,343
	Barings CLO, Ltd. 2019-II
500,000	Series 2021-2A(f)(g)	3M US L + 3.41%	04/15/2036	499,903
	Beechwood Park CLO, Ltd.
500,000	Series 2022-1A(f)(g)	3M SOFR + 6.50%	01/17/2035	500,371

See Notes to Financial Statements.

40	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	BlueMountain CLO, Ltd.
$500,000	Series 2018-3A(f)(g)	3M SOFR + 2.86%	04/20/2031	$481,599
	BlueMountain Fuji US CLO II, Ltd.
1,000,000	Series 2017-2A(f)(g)	3M SOFR + 3.26%	10/20/2030	977,561
	Buttermilk Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 6.01%	10/15/2031	995,040
	Canyon Capital CLO 2016-2, Ltd.
500,000	Series 2018-2A(f)(g)	3M SOFR + 3.41%	10/15/2031	496,807
	Canyon Capital CLO 2017-1, Ltd.
500,000	Series 2021-1A(f)(g)	3M SOFR + 3.26%	07/15/2030	496,601
	Canyon Capital CLO 2019-1, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 7.09%	04/15/2032	487,388
	Canyon Capital CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 3.01%	01/30/2031	955,902
1,500,000	Series 2018-1A(f)(g)	3M SOFR + 5.76%	01/30/2031	1,402,559
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/15/2031	985,715
500,000	Series 2018-1A(f)(g)	3M US L + 2.80%	07/15/2031	495,419
	Canyon CLO 2021-3, Ltd.
1,000,000	Series 2021-3A(f)(g)	3M SOFR + 3.31%	07/15/2034	974,731
	Canyon CLO 2021-4, Ltd.
1,000,000	Series 2021-4A(f)(g)	3M SOFR + 6.56%	10/15/2034	990,590
	Carlyle Global Market Strategies CLO 2016-3, Ltd.
1,000,000	Series 2021-3A(f)(g)	3M US L + 3.30%	07/20/2034	1,001,510
	Carlyle Global Market Strategies CLO, Ltd.
1,000,000	Series 2018-2RA(f)(g)	3M SOFR + 5.61%	05/15/2031	965,020
	Carlyle US CLO 2020-2, Ltd.
2,000,000	Series 2021-2A(f)(g)	3M SOFR + 6.96%	01/25/2035	1,985,446
	Carlyle US CLO 2021-1, Ltd.
500,000	Series 2021-1A(f)(g)	3M SOFR + 6.26%	04/15/2034	498,828
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.26%	04/15/2030	490,846
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 6.06%	04/15/2030	978,187
	Cook Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 2.86%	04/17/2030	485,487
	Crown Point CLO IV, Ltd.
500,000	Series 2018-4A(f)(g)	3M SOFR + 2.16%	04/20/2031	497,302
	Dryden 57 CLO, Ltd.
500,000	Series 2018-57A(f)(g)	3M SOFR + 2.81%	05/15/2031	481,953
	Elevation CLO 2021-14, Ltd.
500,000	Series 2021-14A(f)(g)	3M SOFR + 2.56%	10/20/2034	498,682
	Elmwood CLO IX, Ltd.
500,000	Series 2021-2A(f)(g)	3M US L + 5.94%	07/20/2034	501,576
	Galaxy XIX CLO, Ltd.
1,300,000	Series 2017-19A(f)(g)	3M SOFR + 6.79%	07/24/2030	1,268,004

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	41

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Gilbert Park CLO, Ltd.
$1,000,000	Series 2017-1A(f)(g)	3M SOFR + 6.66%	10/15/2030	$995,717
	Goldentree Loan Management US CLO, Ltd.
500,000	Series 2018-3A(f)(g)	3M SOFR + 3.11%	04/20/2030	501,447
	Katayma CLO I, Ltd.
500,000	Series 2023-1A(f)(g)	3M CME TERM SOFR + 5.25%	10/20/2036	509,702
	Marble Point CLO XII, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.26%	07/16/2031	460,173
	Milos CLO, Ltd.
500,000	Series 2020-1A(f)(g)	3M SOFR + 6.41%	10/20/2030	502,727
	Myers Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 5.76%	10/20/2030	1,002,209
	Neuberger Berman Loan Advisers CLO 37, Ltd.
500,000	Series 2021-37A(f)(g)	3M SOFR + 6.01%	07/20/2031	496,432
	Neuberger Berman Loan Advisers CLO 42, Ltd.
500,000	Series 2021-42A(f)(g)	3M SOFR + 6.21%	07/16/2035	499,311
	Neuberger Berman Loan Advisers Clo 44, Ltd.
1,000,000	Series 2021-44A(f)(g)	3M SOFR + 6.26%	10/16/2034	1,002,327
	Point Au Roche Park CLO, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 6.13%	07/20/2034	493,676
	Rockland Park CLO, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 6.25%	04/20/2034	504,011
	Sound Point CLO XXIII
500,000	Series 2021-2A(f)(g)	3M SOFR + 3.56%	07/15/2034	474,161
	Sound Point CLO XXIV
1,375,000	Series 2021-3A(f)(g)	3M SOFR + 6.98%	10/25/2034	1,150,419
	Sound Point CLO XXVI, Ltd.
500,000	Series 2021-1A(f)(g)	3M US L + 3.35%	07/20/2034	475,370
	Sound Point CLO XXVIII, Ltd.
1,000,000	Series 2020-3A(f)(g)	3M US L + 6.90%	01/25/2032	974,626
	Sound Point CLO XXXII, Ltd.
500,000	Series 2021-4A(f)(g)	3M SOFR + 3.66%	10/25/2034	489,701
500,000	Series 2021-4A(f)(g)	3M SOFR + 6.96%	10/25/2034	438,880
	Stewart Park CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 2.86%	01/15/2030	490,789
	THL Credit Wind River 2017-1 CLO, Ltd.
1,400,000	Series 2021-1A(f)(g)	3M US L + 3.91%	04/18/2036	1,378,434
	THL Credit Wind River 2017-3 CLO, Ltd.
500,000	Series 2021-3A(f)(g)	3M US L + 7.08%	04/15/2035	476,326

See Notes to Financial Statements.

42	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	THL Credit Wind River 2018-3 CLO, Ltd.
$2,000,000	Series 2018-3A(f)(g)	3M SOFR + 3.21%	01/20/2031	$1,949,624
	THL Credit Wind River 2019-1 CLO, Ltd.
1,150,000	Series 2021-1A(f)(g)	3M SOFR + 3.71%	07/20/2034	1,100,943
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-1A(f)(g)	2.90% - 3M US L	07/15/2030	486,757
2,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/15/2030	1,916,557
1,000,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/18/2031	939,467
1,000,000	Series 2018-2A(f)(g)	3M SOFR + 6.01%	07/15/2030	949,648
1,000,000	Series 2018-3A(f)(g)	3M SOFR + 6.48%	10/22/2031	844,896
	Upland CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.16%	04/20/2031	490,873
	Vibrant Clo III, Ltd.
1,050,000	Series 2018-3A(f)(g)	3M SOFR + 3.76%	10/20/2031	1,035,582
	Voya CLO 2013-3, Ltd.
700,000	Series 2018-3A(f)(g)	3M SOFR + 2.51%	10/18/2031	701,040
	Voya CLO 2017-2
1,000,000	Series 2017-2A(f)(g)	3M SOFR + 6.28%	06/07/2030	981,411
	Voya CLO 2022-3, Ltd.
1,000,000	Series 2023-3A(f)(g)	3M CME TERM SOFR + 4.50%	10/20/2036	1,006,583
	Voya CLO, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 3.06%	04/18/2031	491,850
1,000,000	Series 2018-2A(f)(g)	3M SOFR + 3.01%	07/15/2031	974,994
1,000,000	Series 2018-2A(f)(g)	3M SOFR + 5.51%	07/15/2031	925,042
500,000	Series 2018-3A(f)(g)	3M SOFR + 6.46%	10/20/2031	442,393
500,000	Series 2018-4A(f)(g)	3M SOFR + 6.21%	07/14/2031	449,015
	Webster Park CLO, Ltd.
1,000,000	Series 2018-1A(f)(g)	5.50% - 3M US L	07/20/2030	999,649
	Wind River 2013-1 CLO, Ltd.
500,000	Series 2017-1A(f)(g)	3M SOFR + 3.91%	07/20/2030	500,618
	Wind River 2014-3 CLO, Ltd.
1,500,000	Series 2018-3A(f)(g)	3M SOFR + 3.66%	10/22/2031	1,390,893
	Wind River 2021-2 CLO, Ltd.
500,000	Series 2021-2A(f)(g)	3M SOFR + 6.69%	07/20/2034	461,922

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $62,709,255)				61,931,446

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	43

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
EQUITY - LINKED NOTES - 0.00%(l)
$263,093	Inverpamplona SA(b)(c)(k)	0.00%	12/30/2028	$–

TOTAL EQUITY - LINKED NOTES
(Cost $11,250)				–

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 17.00%
	Aaset 2021-2 Trust
399,761	Series 2021-2A(f)	3.54%	01/15/2047	321,417
	ABFC Trust
2,476,740	Series 2007-WMC1(g)	1M SOFR + 1.36%	06/25/2037	1,694,431
	Alen Mortgage Trust
1,107,000	Series 2021-ACEN(f)(g)	1M SOFR + 4.11%	04/15/2034	521,056
	AMSR
5,100,000	Series 2020-SFR3(f)	4.99%	09/17/2037	4,908,204
5,000,000	Series 2021-SFR1(f)	4.61%	06/17/2038	4,307,586
	AREIT Trust
1,265,000	Series 2019-CRE3(f)(g)	30D SOFR + 2.76%	07/14/2022	1,180,349
	BAMLL Commercial Mortgage Securities Trust
1,000,000	Series 2018-DSNY(f)(g)	1M SOFR + 1.40%	09/15/2034	995,300
683,000	Series 2019-AHT(f)(g)	2.57%	03/15/2034	673,071
	BANK
10,291,000	Series 2018-BN12(f)(g)(n)	1.50%	05/15/2061	490,234
165,000	Series 2022-BNK39(f)	2.50%	01/15/2032	96,154
660,000	Series 2022-BNK39	3.18%	01/15/2032	565,329
	BANK 2019-BNK23
330,000	Series 2019-BN23	2.92%	12/15/2052	294,811
	BANK 2020-BNK27
16,875,000	Series 2020-BN27(f)(g)(n)	0.72%	04/15/2030	607,956
	BANK 2021-BNK35
316,000	Series 2021-BN35	2.29%	07/15/2031	262,970
	BANK 2021-BNK37
381,000	Series 2021-BN37(g)	3.11%	11/15/2031	285,733
	Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10
1,090,000	Series 2016-UB10(g)	4.83%	07/15/2049	1,022,695
	BBCMS Mortgage Trust
519,000	Series 2022-C17	4.44%	09/15/2055	498,517
	BBCMS Trust
3,000,000	Series 2018-CBM(f)(g)	1M SOFR + 3.85%	07/15/2037	2,704,643
	Benchmark Mortgage Trust
9,341,864	Series 2018-B2(g)(n)	0.45%	02/15/2051	115,579
600,000	Series 2018-B2(g)	4.29%	02/15/2051	496,674

See Notes to Financial Statements.

44	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$20,195,952	Series 2018-B4(g)(n)	0.46%	06/15/2028	$285,145
1,589,000	Series 2018-B4(f)(g)	2.75%	07/17/2051	1,179,732
1,130,000	Series 2019-B9(g)	4.97%	03/15/2052	907,312
522,000	Series 2020-B18(f)	4.14%	08/15/2025	475,333
309,016	Series 2020-B19	1.69%	09/15/2025	289,939
1,510,000	Series 2021-B31(f)	2.25%	11/15/2031	753,517
592,000	Series 2022-B32(g)	3.41%	01/15/2032	484,152
	BF Mortgage Trust
705,000	Series 2019-NYT(f)(g)	1M SOFR + 3.05%	12/15/2035	414,958
	Blackbird Capital II Aircraft Lease, Ltd.
1,129,605	Series 2021-1A(f)	3.45%	07/15/2028	986,770
	BMO Mortgage Trust
7,951,000	Series 2022-C1(f)(g)(n)	1.76%	02/15/2055	844,340
261,860	Series 2023-C5	5.74%	06/15/2056	261,245
	BX Commercial Mortgage Trust
1,000,000	Series 2019-IMC(f)(g)	1M SOFR + 2.01%	04/15/2034	997,872
	BX Trust
636,000	Series 2019-OC11(f)(g)	3.94%	12/09/2029	562,061
2,964,000	Series 2019-OC11(f)(g)	3.94%	12/06/2041	2,566,152
900,000	Series 2021-VIEW(f)(g)	1M SOFR + 4.044%	06/15/2036	800,324
	Cantor Commercial Real Estate Lending
1,113,000	Series 2019-CF1(f)(g)	4.12%	04/15/2024	710,220
	Carbon Capital VI Commercial Mortgage Trust
359,976	Series 2019-FL2(f)(g)	1M SOFR + 2.96%	10/15/2035	326,008
	Carvana Auto Receivables Trust
5,300	Series 2021-N1(f)	0.00%	01/10/2028	610,611
5,250	Series 2021-N2(f)	0.00%	03/10/2028	481,162
	Cascade MH Asset Trust
4,601,000	Series 2019-MH1(f)(g)	5.99%	10/25/2024	4,421,098
	Castlelake Aircraft Securitization Trust
3,269,786	Series 2018-1(f)	6.63%	06/15/2043	1,007,862
	Castlelake Aircraft Structured Trust
2,750,000	Series 2019-1A(f)	0.00%	04/15/2039	68,750
	Castlelake Aircraft Structured Trust 2021-1
1,089,112	Series 2021-1A(f)	7.00%	01/15/2046	911,152
	Cathedral Lake VIII, Ltd.
1,000,000	Series 2021-8A(f)(g)	3M SOFR + 2.88%	01/20/2035	1,012,628
1,000,000	Series 2021-8A(f)(g)	3M SOFR + 3.68%	01/20/2035	981,179

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	45

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	CFCRE Commercial Mortgage Trust
$432,966	Series 2016-C6	2.95%	08/10/2026	$411,469
3,162,566	CGCMT 2014-GC25 XA		10/10/2047	3,601
	CIFC Funding 2019-III, Ltd.
650,000	Series 2021-3A(f)(g)	3M SOFR + 7.06%	10/16/2034	654,196
	CIFC Funding, Ltd.
850,000	Series 2021-1A(f)(g)	3M SOFR + 6.26%	04/25/2033	847,689
500,000	Series 2021-4A(f)(g)	3M US L + 5.95%	07/15/2033	500,918
	Citigroup Commercial Mortgage Trust
866,000	Series 2015-GC27(f)(g)	4.42%	01/10/2025	780,997
400,000	Series 2015-GC31(g)	4.05%	06/10/2025	286,801
344,000	Series 2016-GC36(f)	2.85%	02/10/2049	143,474
464,000	Series 2017-C4(g)	4.10%	10/12/2027	422,792
225,000	Series 2019-GC41	3.20%	08/10/2029	189,469
1,433,000	Series 2020-555(f)(g)	3.50%	12/10/2041	998,080
546,000	Series 2022-GC48(g)	4.58%	05/15/2032	530,508
	Citigroup Mortgage Loan Trust
597,273	Series 2006-WF1(m)	4.57%	03/25/2036	476,201
	Cologix Data Centers US Issuer LLC
2,800,000	Series 2021-1A(f)	5.99%	12/28/2026	2,499,881
2,556,949	COMM 2015-CR22 XA		03/10/2048	10,639
	Commercial Mortgage Pass-Through Certificates
8,410,265	Series 2014-UBS4(f)	3.75%	08/10/2024	414,925
11,000	Series 2014-UBS4(f)(g)	0.00%	08/10/2047	1
4,045,360	Series 2015-CR26(g)(n)	0.93%	09/10/2025	35,470
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(m)	6.20%	09/25/2036	617,268
119,726	Series 2007-1(g)	5.90%	05/25/2037	28,418
4,805,639	CSAIL 2015-C1 XA		04/15/2050	12,639
	CSAIL Commercial Mortgage Trust
490,000	Series 2016-C6(g)	4.92%	04/15/2026	434,842
1,362,000	Series 2016-C6(f)(g)	4.92%	01/15/2049	951,137
	CSMC
832,000	Series 2021-B33(f)(g)	3.65%	10/10/2031	690,801
	DBJPM 16-C1 Mortgage Trust
1,309,000	Series 2016-C1(g)	3.33%	05/12/2049	1,138,347
	Diamond Infrastructure Funding LLC
2,000,000	Series 2021-1A(f)	3.48%	12/20/2026	1,793,656
	DOLP Trust
1,000,000	Series 2021-NYC(f)(g)	3.70%	05/10/2031	711,732

See Notes to Financial Statements.

46	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Dryden 38 Senior Loan Fund
$1,000,000	Series 2018-38A(f)(g)	3M SOFR + 5.86%	07/15/2030	$948,366
	Dryden 40 Senior Loan Fund
1,000,000	Series 2018-40A(f)(g)	3M SOFR + 6.01%	08/15/2031	952,361
500,000	Series 2018-40A(f)(g)	3M SOFR + 3.36%	08/15/2031	493,524
	Dryden 42 Senior Loan Fund
500,000	Series 2018-42A(f)(g)	3M SOFR + 3.19%	07/15/2030	488,962
	Fannie Mae-Aces
22,729,215	Series 2019-M12(g)(n)	0.56%	06/25/2029	355,378
14,053,096	Series 2019-M24(g)(n)	1.15%	03/25/2031	760,818
37,594,485	Series 2019-M7(g)(n)	0.35%	04/25/2029	519,871
27,570,466	Series 2020-M10(g)(n)	0.82%	12/25/2027	396,039
47,438,213	Series 2020-M10(g)(n)	0.87%	07/25/2032	2,027,519
13,227,646	Series 2020-M13(g)(n)	1.30%	09/25/2030	586,891
348,708,640	Series 2021-M17(g)(n)	0.10%	07/25/2031	1,517,440
	FirstKey Homes
1,100,000	Series 2020-SFR1(f)	4.28%	08/19/2037	1,057,357
2,680,432	Series 2022-SFR1(f)	4.15%	05/17/2027	2,600,774
	FMC GMSR Issuer Trust
6,000,000	Series 2021-GT1(f)(g)	4.36%	07/25/2026	5,018,328
5,000,000	Series 2021-GT2(f)(g)	4.44%	10/25/2026	4,172,467
42,975,672	FNA 2021-M23 X1		11/01/2031	821,458
	Fontainebleau Miami Beach Trust
1,656,000	Series 2019-FBLU(f)(g)	3.96%	12/12/2036	1,585,040
	FREMF Mortgage Trust
890,367	Series 2015-KF07(f)(g)	30D US SOFR + 5.06%	02/25/2025	883,671
887,222	Series 2016-KF25(f)(g)	30D US SOFR + 5.11%	05/25/2024	885,577
752,864	Series 2018-KF56(f)(g)	30D US SOFR + 5.91%	11/25/2028	657,247
1,497,249	Series 2019-KF71(f)(g)	30D US SOFR + 6.11%	10/25/2029	1,435,640
	FRTKL
4,050,000	Series 2021-SFR1(f)	4.11%	09/17/2026	3,602,976
	Ginnie Mae Strip
7,077,858	Series 2020-3(n)	1.40%	09/16/2045	523,323
	Great Wolf Trust
1,919,118	Series 2019-WOLF(f)(g)	1M US L + 3.13%	12/15/2036	1,904,375
	1M CME TERM
820,000	Series 2024-WOLF(f)(g)	SOFR + 3.639%	03/15/2029	824,182
	GS Mortgage Securities Corp. Trust
1,000,000	Series 2018-RIVR(f)(g)	1M SOFR + 1.85%	07/15/2035	262,500
	1M SOFR +
1,111,000	Series 2021-ARDN(f)(g)	6.048%	11/15/2026	1,053,701

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	47

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	GS Mortgage Securities Trust
$241,136	Series 2011-GC5(f)(g)(n)	1.95%	08/10/2044	$2
2,417,000	Series 2014-GC26(f)(g)	4.51%	11/10/2047	1,719,028
1,110,000	Series 2015-GC28(f)(g)	4.31%	02/10/2048	1,013,545
6,762,903	Series 2015-GS1(g)(n)	0.77%	11/10/2025	64,166
828,000	Series 2018-GS10(g)	4.37%	07/10/2028	725,667
1,954,000	Series 2018-TWR(f)(g)	1M US L + 3.92%	07/15/2031	82,068
636,000	Series 2020-GC45(g)	3.41%	12/13/2029	543,688
	GSAA Home Equity Trust
1,843,059	Series 2006-13(g)	6.04%	07/25/2036	556,646
442,021	Series 2006-18(m)	6.18%	11/25/2036	110,966
136,734	Series 2006-6(g)	5.69%	03/25/2036	38,556
795,045	Series 2007-2(m)	6.60%	03/25/2037	184,503
	GSCG Trust
675,000	Series 2019-600C(f)(g)	3.99%	09/06/2024	7,105
	Hardee's Funding LLC
945,000	Series 2018-1A(f)	5.71%	06/20/2028	900,700
	Highbridge Loan Management 4-2014, Ltd.
500,000	Series 2018-2014(f)(g)	3M SOFR + 5.81%	01/28/2030	498,104
	Hilton USA Trust
900,000	Series 2016-SFP(f)	2.83%	11/05/2035	780,668
	HSI Asset Securitization Corp. Trust
5,487,271	Series 2006-HE1(g)	1M SOFR + 0.39%	10/25/2036	1,782,108
1,206,832	Series 2007-NC1(g)	1M SOFR + 0.29%	04/25/2037	806,111
	IMT Trust
700,000	Series 2017-APTS(f)(g)	3.50%	06/15/2024	692,282
	ITE Rail Fund Levered LP
665,921	Series 2021-3A(f)	2.21%	06/28/2027	600,988
	J.P. Morgan Chase Commercial Mortgage Securities Trust
2,092,000	Series 2018-AON(f)(g)	4.61%	07/05/2031	574,742
	JP Morgan BB Commercial Mortgage Securities Trust
2,086,000	Series 2014-C23(f)(g)	3.36%	11/18/2048	1,792,866
3,766,580	Series 2015-C28(g)(n)	0.91%	03/15/2025	21,293
7,098,989	Series 2015-C30(g)(n)	0.42%	07/15/2025	29,382
2,669,712	Series 2015-C31(g)(n)	0.80%	08/15/2025	22,737
	JP Morgan Chase Commercial Mortgage Securities Trust
1,157,000	Series 2011-C3(f)(g)	5.53%	02/15/2046	491,604
1,010,000	Series 2018-WPT(f)(g)	5.36%	07/05/2033	678,808
235,000	Series 2019-UES(f)	4.34%	05/05/2032	233,926
1,135,000	Series 2019-UES(f)(g)	4.45%	05/05/2032	1,126,973

See Notes to Financial Statements.

48	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Mortgage Acquisition Corp.
$169,255	Series 2006-CH2(m)	5.46%	09/25/2029	$102,767
	JP Morgan Mortgage Acquisition Trust
3,328,749	Series 2006-RM1(g)	1M SOFR + 0.59%	08/25/2036	1,487,074
	JPMBB Commercial Mortgage Securities Trust
16,089,901	Series 2014-C24(g)(n)	0.81%	09/17/2047	18,721
1,110,000	Series 2014-C26(f)(g)	3.86%	12/15/2024	924,069
519,000	Series 2015-C27(g)	4.30%	02/15/2025	420,096
	JPMCC Commercial Mortgage Securities Trust
486,000	Series 2017-JP7(g)	3.63%	07/15/2027	409,917
	Kestrel Aircraft Funding, Ltd.
299,909	Series 2018-1A(f)	4.25%	10/15/2025	280,370
	Laurel Road Prime Student Loan Trust
13,992,385	Series 2020-A(f)	0.00%	11/25/2050	1,229,987
	LCM 28, Ltd.
1,000,000	Series 2018-28A(f)(g)	3M SOFR + 6.01%	10/20/2030	892,469
	LCM Loan Income Fund I Income Note Issuer, Ltd.
500,000	Series 2018-27A(f)(g)	3M SOFR + 5.86%	07/16/2031	425,688
	LCM XIV LP
1,000,000	Series 2018-14A(f)(g)	3M SOFR + 3.01%	07/20/2031	937,908
750,000	Series 2018-14A(f)(g)	3M SOFR + 5.76%	07/20/2031	612,707
	LCM XVII LP
1,000,000	Series 2018-17A(f)(g)	3M SOFR + 6.26%	10/15/2031	814,456
	LoanCore Issuer, Ltd.
375,000	Series 2021-CRE5(f)(g)	1M CME TERM SOFR + 2.46448%	07/15/2036	357,793
	LSTAR Commercial Mortgage Trust
1,150,000	Series 2017-5(f)(g)	4.67%	03/10/2027	849,562
	MACH 1 Cayman, Ltd.
818,446	Series 2019-1(f)	3.47%	08/15/2026	720,720
	Madison Park Funding XLV, Ltd.
600,000	Series 2021-45A(f)(g)	3M SOFR + 6.61%	07/15/2034	606,527
	Madison Park Funding XXXVIII, Ltd.
1,000,000	Series 2021-38A(f)(g)	3M SOFR + 6.26%	07/17/2034	1,003,961
	Master Asset Backed Securities Trust
3,861,333	Series 2006-NC3(g)	1M US L + 0.21%	10/25/2036	1,948,358

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	49

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Merrill Lynch Mortgage Investors Trust
$9,852,466	Series 2006-RM3(g)	1M SOFR + 0.59%	06/25/2037	$2,124,488
	MetroNet Infrastructure Issuer LLC
1,000,000	Series 2023-1A(f)	8.01%	02/20/2028	1,013,902
	MFT Trust
2,010,000	Series 2020-ABC(f)(g)	3.48%	02/10/2030	824,654
	Morgan Stanley Bank of America Merrill Lynch Trust
822,000	Series 2015-C21(g)	4.12%	02/15/2025	665,935
1,100,000	Series 2017-C34(f)	2.70%	10/15/2027	636,688
	Morgan Stanley Capital I Trust
1,061,222	Series 2016-UB11 XA(g)(n)	1.44%	08/15/2026	27,950
765,000	Series 2018-H4(f)	3.00%	12/15/2028	582,210
1,117,000	Series 2018-L1(g)	4.78%	10/15/2028	962,534
750,000	Series 2019-H7	4.13%	07/15/2029	656,738
826,000	Series 2021-L6(g)	3.46%	07/15/2031	637,494
10,249,000	Series 2021-L7(f)(g)(n)	0.92%	10/15/2031	583,691
	Morgan Stanley Mortgage Loan Trust
325,638	Series 2007-3XS(m)	6.20%	01/25/2047	118,207
	Mosaic Solar Loan Trust
50,873	Series 2017-1A(f)	4.45%	06/20/2042	48,909
223,022	Series 2018-1A(f)	4.01%	08/20/2030	208,974
361,031	Series 2020-2A(f)	3.00%	06/20/2025	331,813
	MVW 2021-1W LLC
422,134	Series 2021-1WA(f)	1.94%	01/22/2041	390,153
489,675	Series 2021-1WA(f)	3.17%	01/22/2041	450,829
	Navient Private Education Refi Loan Trust
412,867	Series 2018-A(f)	3.68%	11/17/2025	393,698
	NJ Trust
275,000	Series 2023-GSP(f)(g)	6.48%	01/06/2029	287,732
	Octagon Investment Partners 20-R, Ltd.
1,500,000	Series 2019-4A(f)(g)	3M SOFR + 7.06%	05/12/2031	1,448,165
	Octagon Investment Partners 26, Ltd.
1,000,000	Series 2018-1A(f)(g)	3M SOFR + 8.35%	07/15/2030	782,006
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(f)(g)	3M SOFR + 3.36%	01/24/2033	498,424
2,000,000	Series 2020-1A(f)(g)	3M SOFR + 7.51%	01/24/2033	1,947,157
	Octagon Investment Partners 37, Ltd.
500,000	Series 2018-2A(f)(g)	3M US L + 2.85%	07/25/2030	486,051

See Notes to Financial Statements.

50	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Octagon Investment Partners 40, Ltd.
$500,000	Series 2021-1A(f)(g)	3M SOFR + 7.26%	01/20/2035	$481,721
	Octagon Investment Partners 42, Ltd.
1,000,000	Series 2021-3A(f)(g)	3M SOFR + 7.01%	07/15/2034	971,488
	Octagon Investment Partners 46, Ltd.
1,000,000	Series 2021-2A(f)(g)	3M SOFR + 6.86%	07/15/2036	893,424
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(f)(g)	3M US L + 3.00%	07/17/2030	487,565
1,000,000	Series 2018-1A(f)(g)	3M US L + 5.75%	07/17/2030	950,057
	Octagon Investment Partners XXI, Ltd.
1,000,000	Series 2019-1A(f)(g)	3M SOFR + 7.26%	02/14/2031	978,296
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(f)(g)	3M SOFR + 5.71%	01/22/2030	482,880
	OHA Credit Funding 3, Ltd.
2,000,000	Series 2021-3A(f)(g)	3M SOFR + 6.51%	07/02/2035	2,032,766
	OHA Credit Funding 5, Ltd.
2,000,000	Series 2020-5A(f)(g)	3M SOFR + 6.51%	04/18/2033	2,020,806
	Pagaya AI Debt Selection Trust
207,537	Series 2021-2(f)	3.00%	01/25/2029	202,371
2,000,000	Series 2021-5(f)	0.00%	08/15/2029	94,258
	Pagaya AI Debt Trust
1,249,989	Series 2023-5(f)	9.10%	04/15/2031	1,281,779
	PAGAYA AI Debt Trust
461,506	Series 2022-2(f)(g)	5.59%	01/15/2030	460,230
	People's Choice Home Loan Securities Trust
5,000,000	Series 2005-4(g)	1M US L + 0.65%	12/25/2035	3,225,894
	Progress Residential
2,500,000	Series 2021-SFR3(f)	4.75%	05/17/2026	2,264,345
	Progress Residential
6,900,000	Series 2021-SFR8(f)	4.01%	10/17/2026	6,155,861
5,000,000	Series 2024-SFR2(f)(g)	3.65%	04/17/2029	4,265,283
	Retained Vantage Data Centers Issuer LLC
2,500,000	Series 2023-1A(f)	5.75%	09/15/2028	2,347,800
	RR 2, Ltd.
1,000,000	Series 2021-2A(f)(g)	3M SOFR + 6.06%	04/15/2036	981,746
	RR 6, Ltd.
1,000,000	Series 2021-6A(f)(g)	3M SOFR + 6.11%	04/15/2036	982,173
	Sapphire Aviation Finance I, Ltd.
1,477,553	Series 2018-1A(f)	5.93%	03/15/2025	951,299

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	51

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Sapphire Aviation Finance II, Ltd.
$317,350	Series 2020-1A(f)	3.23%	03/15/2027	$279,582
	Signal Rail I LLC
450,951	Series 2021-1(f)	2.23%	08/17/2028	400,026
	SLG Office Trust
1,100,000	Series 2021-OVA(f)	2.85%	07/15/2031	822,690
	SMB Private Education Loan Trust
143,033	Series 2018-B(f)(g)	1M SOFR + 0.83%	08/15/2027	142,429
968	Series 2021-A(f)	0.00%	01/15/2053	2,552,505
	Sofi Alternative Consumer Loan Program
50,000	Series 2021-2(f)	0.00%	08/15/2030	419,465
	Sofi Professional Loan Program Trust
80,000	Series 2018-C(f)	0.00%	01/25/2048	623,420
	Sofi Professional Loan Program, LLC
32,412	Series 2018-A(f)	0.00%	02/25/2042	335,848
	SoFi Professional Loan Program, LLC
300,000	Series 2017-D(f)	3.61%	09/25/2040	271,947
	Sprite, Ltd.
350,715	Series 2021-1(f)	3.75%	10/15/2028	327,745
	Start, Ltd.
443,017	Series 2018-1(f)	4.09%	05/15/2025	408,890
	Sunnova Helios VII Issuer LLC
1,060,600	Series 2021-C(f)	2.63%	10/20/2028	845,607
	Sunnova Sol III Issuer LLC
1,260,056	Series 2021-1(f)	2.58%	04/30/2031	1,057,641
	Sunnova Sol Issuer LLC
875,319	Series 2020-1A(f)	3.35%	01/30/2030	761,116
	Thunderbolt Aircraft Lease, Ltd.
1,000,386	Series 2017-A(f)(m)	6.21%	04/15/2024	987,711
	Thunderbolt II Aircraft Lease, Ltd.
4,464,286	Series 2018-A(f)(m)	5.07%	09/15/2038	3,156,076
	TIF Funding II LLC
299,500	Series 2021-1A(f)	1.65%	02/20/2046	260,549
	Tricon Residential
3,700,000	Series 2021-SFR1(f)	4.13%	07/17/2026	3,327,882
	Trimaran Cavu 2019-1, Ltd.
1,700,000	Series 2019-1A(f)(g)	3M SOFR + 4.41%	07/20/2032	1,679,219
	TRTX Issuer, Ltd.
311,656	Series 2021-FL4(f)(g)	1M SOFR + 1.31%	03/15/2038	308,987
	UBS Commercial Mortgage Trust
31,908,500	Series 2017-C3(g)(n)	0.43%	08/15/2050	455,529

See Notes to Financial Statements.

52	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$650,000	Series 2017-C4(g)	4.24%	09/15/2027	$597,118
1,099,000	Series 2018-C8(g)	4.68%	02/15/2028	946,390
928,000	Series 2018-C9(g)	4.95%	03/15/2028	666,546
	UBS-Barclays Commercial Mortgage Trust
1,993,000	Series 2013-C5(f)(g)	4.08%	03/12/2046	1,504,695
	Upstart Pass-Through Trust
64,841	Series 2021-ST1(f)	2.75%	02/20/2027	64,081
144,721	Series 2021-ST2(f)	2.50%	04/20/2027	141,443
	Upstart Securitization Trust
2,000	Series 2021-2	0.00%	06/20/2031	100,288
	US Auto Funding 2021-1
876,386	Series 2021-1A(f)	2.20%	05/15/2026	804,985
	Vault DI Issuer LLC
750,000	Series 2021-1A(f)	2.80%	07/15/2026	656,496
	Velocity Commercial Capital Loan Trust
214,841	Series 2018-2(f)(g)	4.05%	09/25/2024	202,605
424,276	Series 2019-1(f)(g)	3.94%	01/25/2027	379,816
218,915	Series 2019-1(f)(g)	4.01%	07/25/2027	192,274
172,465	Series 2019-1(f)(g)	4.12%	11/25/2027	147,014
1,315,113	Series 2021-2(f)(g)	4.92%	12/25/2030	929,221
	VOLT XCVI LLC
4,032,239	Series 2021-NPL5(f)(m)	4.83%	03/27/2051	3,645,603
	Wachovia Bank Commercial Mortgage Trust
898	Series 2006-C29(g)(n)	0.30%	11/15/2048	3
	WAVE LLC
1,210,740	Series 2019-1(f)	7.00%	09/15/2044	384,099
	WB Commercial Mortgage Trust
294,000	Series 2024-HQ(f)(g)	6.13%	03/15/2028	296,660
	Wells Fargo Commercial Mortgage Trust
1,245,000	Series 2015-NXS4(g)	3.69%	11/15/2025	1,098,087
1,000,000	Series 2016-C33(f)	3.12%	03/15/2059	787,735
5,628,945	Series 2016-C37(f)(g)(n)	1.60%	12/15/2049	187,989
356,000	Series 2016-NXS6	3.81%	11/15/2049	333,201
1,100,000	Series 2018-C45	4.73%	06/15/2028	1,030,910
134,000	Series 2020-C55	3.14%	02/15/2053	110,905
830,000	Series 2021-C61	3.31%	11/15/2054	631,481
	WFRBS Commercial Mortgage Trust
210,260	Series 2013-C14	3.49%	06/15/2046	197,906
	WF-RBS Commercial Mortgage Trust
2,522,651	Series 2014-C21(g)(n)	0.97%	08/15/2047	1,398
3,362,759	Series 2014-C22(g)(n)	0.76%	09/15/2057	3,967

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	53

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Willis Engine Structured Trust V
$783,063	Series 2020-A(f)	3.23%	03/15/2045	$705,355
	Willis Engine Structured Trust VI
1,888,854	Series 2021-A(f)	7.39%	05/15/2046	1,727,351

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $266,931,044)				212,947,279

U.S. GOVERNMENT BONDS AND NOTES - 14.78%
2,000,000	U.S. Treasury Bonds	4.00%	02/15/2034	1,967,187
65,400,000	U.S. Treasury Bonds	4.75%	11/15/2043	67,862,719
47,200,000	U.S. Treasury Bonds	4.25%	02/15/2054	46,429,313
52,000,000	U.S. Treasury Notes	4.63%	02/28/2026	51,961,406
17,000,000	U.S. Treasury Notes	4.00%	01/31/2029	16,827,344

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $183,102,932)				185,047,969

MORTGAGE-BACKED SECURITIES - 2.47%
	Fannie Mae Pool
2,923,475	Series 2021-	2.50%	08/01/2051	2,457,529
2,586,123	Series 2023-	2.50%	03/01/2052	2,169,252
2,503,907	Series 2023-	2.50%	04/01/2052	2,088,361
1,371,042	Series 2023-	6.00%	05/01/2053	1,392,345
2,111,350	Series 2023-	6.00%	10/01/2053	2,144,921
	Freddie Mac Pool
2,284,027	Series 2022-	4.50%	09/01/2052	2,175,810
954,711	Series 2023-	2.00%	02/01/2052	771,887
1,573,948	Series 2023-	5.00%	05/01/2053	1,548,130
2,124,280	Series 2023-	5.00%	06/01/2053	2,104,902
1,936,967	Series 2023-	5.00%	07/01/2053	1,908,204
3,596,700	Series 2023-	5.50%	08/01/2053	3,608,319
1,423,376	Series 2023-	6.00%	11/01/2053	1,459,404
	Ginnie Mae I Pool
2,958,370	Series 2012-	3.50%	09/15/2042	2,757,808
	Ginnie Mae II Pool
2,745,066	Series 2021-	3.00%	11/20/2051	2,408,143
2,232,873	Series 2022-	3.00%	04/20/2052	1,958,633

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $30,904,946)				30,953,648

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 15.37%
	Adjustable Rate Mortgage Trust
1,891,828	Series 2005-10(g)	5.69%	01/25/2036	1,377,540

See Notes to Financial Statements.

54	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Alternative Loan Trust
$122,364	Series 2005-20CB	5.50%	07/25/2035	$97,180
57,343	Series 2005-54CB	5.50%	11/25/2035	32,250
591,599	Series 2005-85CB(g)	1M US L + 1.10%	02/25/2036	449,644
		21.63% - 3.67 x
124,936	Series 2005-85CB(g)	1M US L	02/25/2036	92,506
175,969	Series 2005-86CB	5.50%	02/25/2036	101,760
132,829	Series 2005-9CB(g)	1M US L + 0.50%	05/25/2035	111,576
235,905	Series 2005-9CB(g)(n)	5.05% - 1M US L	05/25/2035	5,210
1,013,934	Series 2006-15CB	6.50%	06/25/2036	474,973
98,091	Series 2006-30T1	6.25%	11/25/2036	73,264
93,536	Series 2006-32CB	5.50%	11/25/2036	51,889
		28.06% - 4.6 x 1M
220,312	Series 2006-36T2(g)	US L	12/25/2036	139,573
803,911	Series 2007-19	6.00%	08/25/2037	393,198
2,686,675	Series 2007-20	6.25%	08/25/2047	1,407,672
747,788	Series 2007-23CB(g)	1M US L + 0.50%	09/25/2037	293,541
714,013	Series 2007-23CB(g)(n)	6.39% - 1M SOFR	09/25/2037	93,289
	American Home Mortgage Investment Trust
157,985	Series 2007-A(f)(m)	6.60%	01/25/2037	24,126
	Banc of America Funding
1,526,459	Series 2014-R8(f)(g)	1M SOFR + 0.35%	12/26/2024	1,241,259
	Banc of America Funding Trust
26,950	Series 2006-2	5.50%	03/25/2036	25,759
	BCAP, LLC Trust
96,243	Series 2007-AA2(g)	7.50%	04/25/2037	53,067
62,443	Series 2007-AA2	6.00%	04/25/2037	28,475
4,614,334	Series 2010-RR6(f)(g)	1.57%	07/26/2036	2,167,214
	Bear Stearns ALT-A Trust
720,837	Series 2006-6(g)	4.20%	11/25/2036	330,290
	Bear Stearns Asset-Backed Securities Trust
1,118,608	Series 2006-AC1(m)	6.25%	02/25/2036	529,276
	Bear Stearns Structured Products, Inc.
7,014,764	Series 2008-R2(f)(g)	3.93%	06/25/2047	5,940,668
	Chase Mortgage Finance Trust
3,122,876	Series 2007-S2	6.00%	03/25/2037	1,732,683
333,440	Series 2007-S3	5.50%	05/25/2037	3
4,309,069	Series 2007-S4	6.00%	06/25/2037	1,816,603
	ChaseFlex Trust Series
3,287,997	Series 2007-M1(g)	1M SOFR + 0.34%	08/25/2037	2,539,518
	Citicorp Mortgage Securities Trust
288,739	Series 2007-1	6.00%	01/25/2037	256,017

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	55

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Citigroup Mortgage Loan Trust
$70,091	Series 2009-12(f)	5.50%	11/25/2035	$56,467
173,710	Series 2009-4(f)(g)	5.48%	05/25/2035	161,708
	CitiMortgage Alternative Loan Trust
298,030	Series 2007-A1	6.00%	01/25/2037	261,239
58,704	Series 2007-A1(g)(n)	5.40% - 1M US L	01/25/2037	2,956
43,150	Series 2007-A3(g)	6.00%	03/25/2037	38,574
99,301	Series 2007-A3(g)(n)	5.40% - 1M US L	03/25/2037	4,956
302,089	Series 2007-A6	5.50%	06/25/2037	255,629
	Connecticut Avenue Securities Trust
3,618,632	Series 2019-R05(f)(g)	30D US SOFR + 4.21%	07/25/2039	3,771,530
4,250,000	Series 2022-R02(f)(g)	30D US SOFR + 7.65%	01/25/2027	4,645,670
3,685,000	Series 2022-R03(f)(g)	30D US SOFR + 9.85%	03/25/2042	4,257,548
4,125,000	Series 2023-R06(f)(g)	30D US SOFR + 3.90%	07/25/2043	4,367,344
	Countrywide Home Loan Mortgage Pass-Through Trust
1,138,692	Series 2005-HYB7(g)	4.33%	11/20/2035	1,015,695
20,308	Series 2005-J4	5.50%	11/25/2035	16,432
1,151,740	Series 2006-18	6.00%	12/25/2036	638,301
134,965	Series 2007-17	6.00%	10/25/2037	94,393
199,335	Series 2007-3	6.00%	04/25/2037	96,746
222,805	Series 2007-7	5.75%	06/25/2037	109,483
	Credit Suisse First Boston Mortgage Securities Corp.
41,552	Series 2005-10	5.50%	11/25/2035	30,665
25,496	Series 2005-8	5.50%	08/25/2025	19,581
4,004,198	Series 2005-9	6.00%	10/25/2035	1,238,200
	Credit Suisse Mortgage Capital Certificates
1,719,974	Series 2006-2	5.75%	03/25/2036	916,855
	CSMC
900,000	Series 2021-NQM6(f)(g)	2.58%	07/25/2066	602,658
	CSMC Mortgage-Backed Trust
143,580	Series 2006-1	6.00%	02/25/2036	43,828
13,043	Series 2006-4	5.50%	03/25/2038	7,137
792,419	Series 2006-5	6.25%	06/25/2036	144,076
59,649	Series 2006-9	6.00%	11/25/2036	36,121
3,841	Series 2007-2	5.00%	03/25/2037	2,883
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
173,119	Series 2005-6(g)(n)	5.08% - 1M US L	12/25/2035	7,084

See Notes to Financial Statements.

56	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$75,608	Series 2005-6(g)	1M US L + 1.40%	12/25/2035	$59,833
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
93,919	Series 2006-PR1(f)(g)	12.12% - 1M US L	04/15/2036	80,134
	Fannie Mae Interest Strip
5,716,922	Series 2014-419(n)	3.50%	04/25/2044	843,135
	Fannie Mae Pool
3,857,685	Series 2021-	3.00%	10/01/2046	3,399,948
1,912,379	Series 2021-	3.00%	12/01/2048	1,675,178
1,943,516	Series 2021-	4.00%	06/01/2049	1,836,029
2,362,932	Series 2021-	2.50%	12/01/2051	1,960,436
3,216,274	Series 2022-	3.50%	11/01/2050	2,923,846
1,532,502	Series 2022-	5.00%	07/01/2052	1,497,168
3,000,000	Series Pool #BL4424	2.14%	10/01/2029	2,645,752
3,000,000	Series Pool #BL5156	2.37%	12/01/2029	2,655,154
	Fannie Mae REMICS
4,890,113	Series 2014-1(g)(n)	5.79% - 30D US SOFR	02/25/2044	456,550
5,409,051	Series 2015-54(g)(n)	6.036% - 30D US SOFR	07/25/2045	623,134
8,745,412	Series 2020-74(g)(n)	4.10% - 30D US SOFR	10/25/2050	355,320
18,105,745	Series 2020-77(g)(n)	4.10% - 30D SOFR	11/25/2050	660,239
2,130,048	Series 2021-48(g)(n)	3.65% - 30D US SOFR	08/25/2051	42,622
14,476,641	Series 2021-56(n)	2.50%	09/25/2051	1,789,265
	Federal Home Loan Mortgage Corp. Pool
101,581	Series Pool #G01840	5.00%	07/01/2035	102,281
39,056	Series Pool #G04817	5.00%	09/01/2038	39,326
	Federal Home Loan Mortgage Corp. REMICS
534,593	Series 2003-2722(g)	9.89% - 1M US L	12/15/2033	531,303
96,021	Series 2005-R003	5.50%	10/15/2035	94,513
770,195	Series 2006-3244(g)(n)	6.66% - 1M US L	11/15/2036	65,976
36,206	Series 2007-3261(g)(n)	6.43% - 1M US L	01/15/2037	2,865
79,618	Series 2007-3262(g)(n)	6.40% - 1M US L	01/15/2037	3,961
313,323	Series 2007-3301(g)(n)	6.10% - 1M US L	04/15/2037	22,010
229,273	Series 2007-3303(g)(n)	6.10% - 1M US L	04/15/2037	17,289
55,561	Series 2007-3382(g)(n)	6.00% - 1M US L	11/15/2037	3,074
200,601	Series 2007-3384(g)(n)	6.31% - 1M US L	08/15/2036	15,036
65,038	Series 2007-3384(g)(n)	6.39% - 1M US L	11/15/2037	3,437
28,334	Series 2008-3417(g)(n)	6.18% - 1M US L	02/15/2038	1,824
79,968	Series 2008-3423(g)(n)	5.65% - 1M US L	03/15/2038	4,056
1,166,950	Series 2008-3423(g)(n)	6.00% - 1M US L	03/15/2038	3,598
688,647	Series 2009-3510(g)(n)	6.75% - 1M US L	02/15/2037	49,147
202,269	Series 2009-3523(g)(n)	6.00% - 1M US L	04/15/2039	13,053

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	57

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$35,911	Series 2009-3524(g)(n)	3.41%	06/15/2038	$33,522
3,183	Series 2009-3549(g)(n)	5.80% - 1M US L	07/15/2039	201
355,701	Series 2009-3560(g)(n)	6.40% - 1M US L	11/15/2036	14,624
133,053	Series 2010-3641	4.50%	03/15/2040	131,071
197,497	Series 2010-3726(g)(n)	6.05% - 1M US L	09/15/2040	16,228
593,762	Series 2010-3728(g)(n)	4.45% - 1M US L	09/15/2040	14,602
241,734	Series 2010-3779	3.50%	12/15/2030	232,974
48,922	Series 2010-3779	4.00%	12/15/2030	47,818
238,702	Series 2010-3779	4.50%	12/15/2040	229,909
27,133	Series 2011-3786(g)	9.50% - 1M US L	01/15/2041	19,320
151,994	Series 2011-3808	3.50%	02/15/2031	146,407
418,133	Series 2011-3815(g)(n)	5.85% - 1M US L	02/15/2041	27,424
133,473	Series 2011-3824	3.50%	03/15/2031	128,566
212,267	Series 2011-3824(g)(n)	7.10% - 1M US L	08/15/2036	21,616
234,638	Series 2011-3863	5.50%	08/15/2034	233,462
302,749	Series 2011-3864(g)	9.20% - 1M US L	05/15/2041	224,328
256,021	Series 2011-3871	5.50%	06/15/2041	255,770
236,213	Series 2011-3872(g)(n)	5.95% - 1M US L	06/15/2041	15,559
1,604,120	Series 2011-3910	5.00%	08/15/2041	1,587,640
1,018,507	Series 2011-3924(g)(n)	6.00% - 1M US L	09/15/2041	52,362
1,388,859	Series 2012-3(g)(n)	5.95% - 1M US L	02/25/2042	119,665
758,174	Series 2013-4170(g)	4.05% - 1M US L	01/15/2033	661,998
2,097,207	Series 2013-4239	0.00%	07/15/2043	1,178,376
3,763,914	Series 2015-4440	2.50%	02/15/2045	3,254,611
	Federal National Mortgage Association Pool
27,180	Series Pool #555743	5.00%	09/01/2033	27,332
32,427	Series Pool #735382	5.00%	04/01/2035	32,610
91,057	Series Pool #735383	5.00%	04/01/2035	91,570
57,864	Series Pool #735484	5.00%	05/01/2035	58,190
18,178	Series Pool #AH4437	4.00%	01/01/2041	17,039
	Federal National Mortgage Association REMICS
15,404	Series 2004-46(g)(n)	6.00% - 1M US L	03/25/2034	175
117,147	Series 2006-101(g)(n)	6.47% - 30D US SOFR	10/25/2036	10,756
336,570	Series 2006-123(g)(n)	6.32% - 1M US L	01/25/2037	30,628
1,540,029	Series 2006-92(g)(n)	6.47% - 30D US SOFR	10/25/2036	142,857
45,264	Series 2007-102(g)(n)	6.40% - 1M US L	11/25/2037	2,753
36,879	Series 2007-108(g)(n)	6.36% - 1M US L	12/25/2037	2,143
5,821	Series 2007-30(g)(n)	6.11% - 1M US L	04/25/2037	347
218,395	Series 2007-38(g)(n)	6.08% - 1M US L	05/25/2037	9,432
8,945	Series 2007-51(g)(n)	6.10% - 1M US L	06/25/2037	421
25,193	Series 2007-53(g)(n)	6.10% - 1M US L	06/25/2037	1,334
229,902	Series 2007-57(g)(n)	6.62% - 1M US L	10/25/2036	19,756
47,316	Series 2007-68(g)(n)	6.65% - 1M US L	07/25/2037	3,413

See Notes to Financial Statements.

58	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$357,684	Series 2008-3(g)(n)	6.46% - 1M US L	02/25/2038	$23,137
34,557	Series 2008-56(g)(n)	6.06% - 1M US L	07/25/2038	1,272
9,857	Series 2008-81	5.50%	09/25/2038	9,895
103,630	Series 2009-111	5.00%	01/25/2040	102,598
50,886	Series 2009-111(g)(n)	6.25% - 1M US L	01/25/2040	4,796
446,049	Series 2009-12(g)(n)	6.60% - 1M US L	03/25/2036	27,709
12,512	Series 2009-28(g)(n)	6.00% - 1M US L	04/25/2037	612
87,262	Series 2009-41	4.50%	06/25/2039	84,609
38,985	Series 2009-42(g)(n)	6.00% - 1M US L	06/25/2039	1,923
71,224	Series 2009-47(g)(n)	6.10% - 1M US L	07/25/2039	4,072
28,967	Series 2009-62(g)(n)	6.10% - 1M US L	08/25/2039	755
30,637	Series 2009-66(g)(n)	5.80% - 1M US L	02/25/2038	1,911
24,873	Series 2009-68(g)(n)	5.25% - 1M US L	09/25/2039	1,026
67,857	Series 2010-11(g)(n)	4.80% - 1M US L	02/25/2040	3,330
15,085	Series 2010-111(g)(n)	6.00% - 1M US L	10/25/2040	747
41,701	Series 2010-112	4.00%	10/25/2040	39,137
63,875	Series 2010-115(g)(n)	6.60% - 1M US L	11/25/2039	5,228
840,442	Series 2010-115(g)(n)	6.00% - 1M US L	10/25/2040	82,466
1,983,163	Series 2010-123(g)(n)	6.05% - 1M US L	11/25/2040	193,928
341,588	Series 2010-15(g)(n)	4.95% - 1M US L	03/25/2040	16,267
20,814	Series 2010-34(g)(n)	4.93% - 1M US L	04/25/2040	568
26,008	Series 2010-4(g)(n)	6.23% - 1M US L	02/25/2040	1,560
33,990	Series 2010-58(g)	12.47% - 1M US L	06/25/2040	30,045
1,158,323	Series 2010-75	4.50%	07/25/2040	1,118,692
91,569	Series 2010-9(g)(n)	4.75% - 1M US L	02/25/2040	2,719
16,740	Series 2010-9(g)(n)	5.30% - 1M US L	02/25/2040	759
5,003	Series 2010-90(g)(n)	6.00% - 1M US L	08/25/2040	340
122,258	Series 2011-16	3.50%	03/25/2031	117,631
83,031	Series 2011-25	3.00%	04/25/2026	81,143
142,025	Series 2011-29	3.50%	04/25/2031	136,626
1,573,245	Series 2012-106(g)(n)	6.16% - 1M US L	10/25/2042	135,610
262,964	Series 2012-124(g)	7.79% - 1M US L	11/25/2042	175,085
100,616	Series 2012-29(g)(n)	6.00% - 1M US L	04/25/2042	7,163
290,395	Series 2012-32(n)	5.00%	04/25/2042	43,010
1,487,209	Series 2012-65(g)(n)	5.98% - 1M US L	06/25/2042	138,706
609,319	Series 2018-21	0.00%	04/25/2048	461,364
	First Horizon Alternative Mortgage Securities Trust
457,491	Series 2005-FA6	5.50%	09/25/2035	240,937
	First Horizon Mortgage Pass-Through Trust
456,671	Series 2007-AR3(g)	4.82%	11/25/2037	207,598
	Freddie Mac Pool
3,656,237	Series 2021-	2.00%	11/01/2050	2,968,112
1,488,348	Series 2022-	3.00%	03/01/2052	1,295,748

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	59

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	Freddie Mac REMICS
$2,000,495	Series 2011-3972(g)(n)	5.79% - 30D US SOFR	12/15/2041	$167,378
2,058,972	Series 2020-5007(g)(n)	5.99% - 30D US SOFR	08/25/2050	247,097
3,916,671	Series 2020-5041(n)	2.00%	11/25/2050	481,020
11,031,811	Series 2020-5057(n)	3.00%	11/25/2050	1,695,044
8,416,951	Series 2021-5070(n)	3.50%	02/25/2051	1,397,001
	Freddie Mac STACR REMIC Trust
4,300,000	Series 2020-DNA6(f)(g)	30D US SOFR + 5.65%	12/25/2050	4,732,553
2,500,000	Series 2021-DNA1(f)(g)	30D US SOFR + 4.75%	01/25/2051	2,649,047
2,750,000	Series 2021-HQA2(f)(g)	30D US SOFR + 3.15%	12/25/2033	2,969,064
	Freddie Mac STACR REMIC Trust 2020-DNA2
3,000,000	Series 2021-DNA2(f)(g)	30D US SOFR + 6.00%	08/25/2033	3,440,792
	GCAT
1,500,000	Series 2021-NQM4(f)(g)	2.47%	08/25/2025	927,364
	Ginnie Mae II Pool
4,816,258	Series 2021-	2.50%	10/20/2051	4,087,066
1,440,742	Series 2021-	2.50%	11/20/2051	1,222,606
	Government National Mortgage Association
23,867	Series 2004-83(g)(n)	6.08% - 1M US L	10/20/2034	1,103
22,601	Series 2008-6(g)(n)	6.46% - 1M US L	02/20/2038	14
21,735	Series 2008-67(g)(n)	6.00% - 1M US L	08/20/2038	7
340,552	Series 2008-69(g)(n)	7.63% - 1M US L	08/20/2038	20,369
34,483	Series 2009-10(g)(n)	6.65% - 1M US L	02/16/2039	2,637
352,278	Series 2009-35	4.50%	05/20/2039	340,587
1,451,437	Series 2009-58(g)(n)	6.25% - 1M US L	06/20/2039	93,437
24,095	Series 2009-6(g)(n)	5.95% - 1M US L	02/20/2038	7
690,223	Series 2009-75	5.00%	09/20/2039	678,904
1,646,024	Series 2010-121(g)(n)	6.00% - 1M US L	09/20/2040	163,867
25,357	Series 2010-61(g)(n)	6.44% - 1M SOFR	09/20/2039	1,201
709,305	Series 2010-85(g)	1M SOFR + 0.67%	07/20/2040	704,806
36,100	Series 2010-98(g)(n)	5.43%	03/20/2039	1,449
18,952,747	Series 2010-H20(g)(n)	1.43%	10/20/2060	451,415
221,065	Series 2011-69	0.00%	05/20/2041	169,588
705,263	Series 2011-71	4.50%	02/20/2041	689,346
497,981	Series 2011-71(g)(n)	5.40% - 1M US L	05/20/2041	32,047
143,858	Series 2011-72(g)(n)	6.15% - 1M US L	05/20/2041	9,822
751,101	Series 2011-89(g)(n)	5.45% - 1M US L	06/20/2041	49,030
1,380,332	Series 2013-113(g)(n)	6.25% - 1M US L	03/20/2043	40,280
2,680,275	Series 2013-122(g)(n)	6.10% - 1M US L	08/16/2043	264,216

See Notes to Financial Statements.

60	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$2,039,062	Series 2013-148(g)(n)	5.68% - 1M US L	10/16/2043	$143,712
2,060,523	Series 2013-186(g)(n)	6.25% - 1M US L	02/16/2043	119,023
1,658,409	Series 2014-156(g)(n)	6.25% - 1M US L	10/20/2044	160,433
3,293,589	Series 2014-4(g)(n)	6.10% - 1M US L	01/16/2044	312,357
4,137,692	Series 2014-41(g)(n)	5.99% - 1M SOFR	03/20/2044	400,228
1,569,479	Series 2014-5(g)(n)	6.15% - 1M US L	07/20/2043	72,668
2,663,604	Series 2014-95(g)(n)	6.25% - 1M US L	06/16/2044	193,762
9,949,116	Series 2016-162(g)(n)	0.80%	09/16/2058	347,306
1,512,355	Series 2016-89(g)	1M SOFR + 0.56%	07/20/2046	1,488,552
12,619,658	Series 2016-H21(g)(n)	0.73%	09/20/2066	492,370
4,493,909	Series 2018-97(g)(n)	6.09% - 1M SOFR	07/20/2048	468,897
473,688	Series 2019-112(g)	1M SOFR + 0.51%	09/20/2049	464,794
9,613,448	Series 2019-22(g)(n)	5.49% - 1M SOFR	02/20/2045	952,741
1,342,762	Series 2019-90(g)	1M SOFR + 0.46%	07/20/2049	1,314,162
4,376,317	Series 2019-92(g)(n)	5.99% - 1M SOFR	07/20/2049	427,951
17,887,744	Series 2019-H10(g)(n)	0.01%	06/20/2069	965,148
4,620,600	Series 2019-H18(g)(n)	0.06%	11/20/2069	286,238
8,813,750	Series 2020-112(g)(n)	6.14% - 1M SOFR	08/20/2050	893,198
16,152,645	Series 2020-146(g)(n)	3.75% - 1M US L	10/20/2050	524,715
12,329,100	Series 2020-146(g)(n)	6.19% - 1M SOFR	10/20/2050	1,591,530
11,395,248	Series 2020-167(g)(n)	3.75% - 1M US L	11/20/2050	239,385
17,361,351	Series 2020-168(g)(n)	0.98%	12/16/2062	1,204,617
4,351,019	Series 2020-188(g)(n)	6.19% - 1M SOFR	11/20/2050	590,220
18,419,068	Series 2020-H18(g)(n)	0.06%	09/20/2070	1,173,311
14,577,709	Series 2021-1(n)	2.50%	01/20/2051	1,963,476
9,747,132	Series 2021-1(g)(n)	6.19% - 1M SOFR	01/20/2051	1,239,689
9,677,979	Series 2021-107(g)(n)	3.75% - 1M US L	06/20/2051	324,218
1,507,488	Series 2021-117(n)	3.50%	06/20/2051	259,632
12,742,821	Series 2021-160(n)	2.50%	06/20/2051	1,314,590
1,746,591	Series 2021-197(n)	3.50%	11/20/2051	304,499
17,051,601	Series 2021-52(g)(n)	0.72%	04/16/2063	934,731
22,657,327	Series 2021-59(g)(n)	2.60% - 30D US SOFR	04/20/2051	198,938
12,723,092	Series 2021-7(n)	2.50%	01/20/2051	1,709,967
12,744,813	Series 2021-76(n)	3.00%	08/20/2050	2,001,944
11,574,433	Series 2021-77(g)(n)	3.75% - 1M US L	05/20/2051	337,455
14,973,313	Series 2021-77(n)	2.50%	05/20/2051	1,570,277
5,818,241	Series 2021-89(g)(n)	3.75% - 1M US L	05/20/2051	158,139
9,069,286	Series 2021-97(g)(n)	3.75% - 1M US L	06/20/2051	191,087
27,975,212	Series 2021-97(g)(n)	3M US L + 2.44%	06/20/2051	263,851
12,805,991	Series 2021-H08(g)(n)	0.04%	05/20/2071	344,621
36,430,414	Series 2022-1(g)(n)	2.65% - 30D US SOFR	01/20/2052	210,255
26,637,357	Series 2022-48(g)(n)	0.71%	01/16/2064	1,600,303
	GSR Mortgage Loan Trust
890,613	Series 2006-2F	5.25%	02/25/2036	364,089
1,537,602	Series 2007-2F	6.00%	03/25/2037	813,540

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	61

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$672,738	Series 2007-AR2(g)	3.83%	05/25/2037	$370,319
	Impac CMB Trust
78,236	Series 2004-10(g)	1M SOFR + 0.81%	03/25/2035	65,791
	Imperial Fund Mortgage Trust
1,000,000	Series 2021-NQM4(f)(g)	3.45%	01/25/2057	723,850
	IndyMac IMJA Mortgage Loan Trust
947,480	Series 2007-A1	6.00%	08/25/2037	368,354
	IndyMac IMSC Mortgage Loan Trust
4,670,817	Series 2007-F2	6.50%	07/25/2037	1,436,202
	JP Morgan Alternative Loan Trust
152,492	Series 2005-S1	6.00%	12/25/2035	102,254
20,084	Series 2006-S3(m)	6.62%	08/25/2036	19,077
	JP Morgan Mortgage Trust
773,473	Series 2007-S3	6.00%	07/25/2037	369,898
	JP Morgan Resecuritization Trust
479,361	Series 2011-1(f)(g)	6.00%	06/26/2037	375,226
1,875,752	Series 2014-6(f)(g)	1M SOFR + 0.32%	07/27/2046	1,786,269
	Lehman Mortgage Trust
376,860	Series 2006-6	5.50%	10/25/2036	252,942
3,847,276	Series 2006-7(g)	1M US L + 0.25%	11/25/2036	285,536
3,847,284	Series 2006-7(g)(n)	7.75% - 1M US L	11/25/2036	299,038
1,161,970	Series 2006-8(g)	1M US L + 0.42%	12/25/2036	261,684
1,159,735	Series 2006-8(g)(n)	6.47% - 1M SOFR	12/25/2036	109,815
253,142	Series 2007-10	6.50%	01/25/2038	70,791
	LHOME Mortgage Trust
1,500,000	Series 2021-RTL2(f)(m)	5.61%	06/25/2026	1,419,190
	Merrill Lynch Alternative Note Asset Trust
687,842	Series 2007-F1	6.00%	03/25/2037	75,785
	Morgan Stanley Mortgage Loan Trust
971,415	Series 2005-3AR(g)	5.02%	07/25/2035	797,829
2,142,030	Series 2006-11	6.00%	08/25/2036	1,292,475
2,488,684	Series 2006-1AR(g)	1M SOFR + 0.39%	02/25/2036	1,511,725
586,215	Series 2006-7(g)	5.21%	06/25/2036	331,593
602,196	Series 2006-7	6.00%	06/25/2036	283,040
	Morgan Stanley Residential Mortgage Loan Trust
260,947	Series 2020-RPL1(f)(g)	5.69%	10/25/2060	258,581
	NewRez Warehouse Securitization Trust
3,943,333	Series 2021-1(f)(g)	1M SOFR + 5.36%	05/25/2055	3,949,526
	Nomura Asset Acceptance Corp. Alternative Loan Trust
945,571	Series 2005-AP3(g)	5.32%	08/25/2035	420,127

See Notes to Financial Statements.

62	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	PR Mortgage Loan Trust
$5,914,123	Series 2014-1(f)(g)	5.86%	10/25/2049	$5,468,045
	Prime Mortgage Trust
42,239	Series 2006-DR1(f)	5.50%	05/25/2035	38,444
	RBSGC Structured Trust
100,718	Series 2008-B(f)	6.00%	06/25/2037	86,652
	Residential Accredit Loans, Inc.
3,151,918	Series 2006-QA5(g)	1M US L + 0.22%	07/25/2036	1,206,976
1,137,406	Series 2006-QS10	6.50%	08/25/2036	958,287
285,888	Series 2006-QS6	6.00%	06/25/2036	217,329
712,186	Series 2006-QS7	6.00%	06/25/2036	541,558
37,441	Series 2006-QS7(g)	1M US L + 0.40%	06/25/2036	26,473
112,323	Series 2006-QS7(g)(n)	5.60% - 1M US L	06/25/2036	5,986
48,151	Series 2006-QS8(g)	1M US L + 0.45%	08/25/2036	35,108
144,454	Series 2006-QS8(g)(n)	5.55% - 1M US L	08/25/2036	8,922
4,534	Series 2007-QS6(g)	55.00% - 8.33 x 1M US L	04/25/2037	5,169
418,183	Series 2007-QS9	6.50%	07/25/2037	324,648
223,293	Series 2008-QR1	6.00%	08/25/2036	172,845
	Residential Asset Securitization Trust
383,232	Series 2006-A1	6.00%	04/25/2036	177,322
862,217	Series 2006-A2	6.00%	05/25/2036	355,172
893,788	Series 2006-A6	6.50%	07/25/2036	272,217
243,132	Series 2006-A8	6.00%	08/25/2036	134,235
148,217	Series 2006-A8	6.50%	08/25/2036	41,573
313,810	Series 2006-A8(g)(n)	5.90% - 1M US L	08/25/2036	24,124
1,330,623	Series 2007-A1	6.00%	03/25/2037	435,980
56,376	Series 2007-A6	6.00%	06/25/2037	29,038
2,535,081	Series 2007-A7	6.00%	07/25/2037	966,987
	Residential Funding Mortgage Securities I Trust
352,830	Series 2006-S3	5.50%	03/25/2036	283,124
71,524	Series 2006-S6	6.00%	07/25/2036	59,618
194,693	Series 2007-S3	6.00%	03/25/2037	139,063
106,673	Series 2007-S6	6.00%	06/25/2037	78,450
	Residential Mortgage Loan Trust
3,250,000	Series 2020-1(f)(g)	4.67%	01/26/2060	2,692,566
	Sequoia Mortgage Trust
870,232	Series 2007-3(g)	3.96%	07/20/2037	637,271
	Structured Adjustable Rate Mortgage Loan Trust
492,038	Series 2005-15(g)	4.76%	07/25/2035	260,346
	Structured Asset Securities Corp.
130,859	Series 2005-RF1(f)(g)	1M US L + 0.35%	03/25/2035	113,148
130,859	Series 2005-RF1(f)(g)(n)	0.00%	03/25/2035	145

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	63

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
	TBW Mortgage-Backed Trust
$1,391,150	Series 2006-2	7.00%	07/25/2036	$218,603
	Verus Securitization Trust
2,300,000	Series 2019-INV3(f)(g)	3.28%	11/25/2059	2,091,847
1,500,000	Series 2021-4(f)(g)	2.20%	07/25/2066	963,019
1,400,000	Series 2021-6(f)(g)	4.05%	10/25/2066	1,069,505
2,000,000	Series 2021-7(f)(g)	4.19%	10/25/2066	1,415,255
7,706,000	Series 2022-4(f)(g)	4.73%	04/25/2067	6,238,766
1,593,462	Series 2023-3(f)(m)	6.44%	03/25/2068	1,598,937
	Wachovia Mortgage Loan Trust, LLC Series Trust
44,719	Series 2005-B(g)	6.24%	10/20/2035	42,311
	Washington Mutual Alternative Mortgage Pass-Through Certificates
36,327	Series 2005-9	5.50%	11/25/2035	27,783
300,001	Series 2006-5	6.00%	07/25/2036	214,063
	Washington Mutual Mortgage Pass-Through Certificates Trust
467,112	Series 2006-2	6.00%	03/25/2036	439,217
	Wells Fargo Alternative Loan Trust
191,321	Series 2007-PA2(g)	1M US L + 0.43%	06/25/2037	155,791
191,321	Series 2007-PA2(g)(n)	6.07% - 1M US L	06/25/2037	13,007
103,585	Series 2007-PA3	5.75%	07/25/2037	87,383
228,054	Series 2007-PA3	6.25%	07/25/2037	192,514

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $283,067,574)				192,532,439

Shares/Description		Value
Warrants - 0.00%(l)
219,520	Oas SA, Strike Price 1.00, Expires 05/16/2039(c)	–

TOTAL WARRANTS
(Cost $0)		–

Short-Term Investments - 3.96%
Money Market Fund - 3.96%
49,536,777	State Street Institutional Trust (7 Day Yield 5.25%)	49,536,777

TOTAL SHORT-TERM INVESTMENTS
(Cost $49,536,777)		49,536,777

See Notes to Financial Statements.

64	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Shares/Description	Value
TOTAL INVESTMENTS - 99.62%
(Cost $1,414,682,512)	$1,247,631,185
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS - 0.04%	515,572
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.34%	4,243,063
NET ASSETS - 100.00%	$1,252,389,820

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate Data

TI - Treasury Index

Rates:

1M US L - 1 Month LIBOR as of March 31, 2024 was 5.44%

3M US L - 3 Month LIBOR as of March 31, 2024 was 5.56%

1D SOFR - 1 Day SOFR as of March 31, 2024 was 5.34%

30D SOFR - 30 Day SOFR as of March 31, 2024 was 5.32%

1Y US TI - 1 Year TI as of March 31, 2024 was 5.03%

5Y US TI - 5 Year TI as of March 31, 2024 was 4.21%

10Y US TI - 10 Year TI as of March 31, 2024 was 4.20%

(a)	Non-income producing security.

(b)	Security does not have a market value or rate. Security will not be entitled to distributions in respect of principal or interest other than excess interest paid with respect to the mortgage loans.

(c)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(d)	Affiliated company. See Notes to Financial Statements.

(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $357,942,462, which represents approximately 28.58% of net assets as of March 31, 2024.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	65

RiverNorth/DoubleLine Strategic Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

(g)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of March 31, 2024, the aggregate fair value of those securities was $23,120,573, representing 1.85% of net assets.

(i)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(j)	Security is currently in default.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Less than 0.005%.

(m)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at March 31, 2024.

(n)	Interest only securities.

Futures Contracts:

Description	Contracts	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
10-Yr U.S. Treasury Note Futures	230	June 2024	$26,360,156	$157,676
2-Yr U.S. Treasury Note Futures	30	June 2024	6,134,531	(23,048)
US T-Bond Future	8	June 2024	963,500	(10,556)
			$33,458,187	$124,072

Futures Contracts Sold:

Description	Contracts (Short)	Expiration Date	Notional Value	Value and Unrealized Appreciation/(Depreciation)
US Ultra T-Bond	(45)	June 2024	$5,805,000	$80,211
			$5,805,000	$80,211

See Notes to Financial Statements.

66	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Shares/Description		Value

BUSINESS DEVELOPMENT COMPANIES - 2.03%
1,100,000	Golub Capital BDC, Inc., 3.375%, 04/15/2024	$1,099,492

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,098,944)		1,099,492

CLOSED-END FUNDS - 5.77%
56,446	First Trust High Yield Opportunities 2027 Term Fund	820,725
19,659	Nuveen Variable Rate Preferred & Income Fund	352,092
337,948	Western Asset High Income Opportunity Fund, Inc.	1,317,998
73,617	Western Asset Inflation-Linked Opportunities & Income Fund	635,315

TOTAL CLOSED-END FUNDS
(Cost $3,232,842)		3,126,130

COMMON STOCKS - 0.16%
3,304	PHI Group, Inc.(a)	88,646
6	Toys R Us Propco Equity(b)	33

TOTAL COMMON STOCKS
(Cost $65,834)		88,679

PREFERRED STOCKS - 0.14%
3,018	MidCap Financial Investment Corp., 8.000%	76,567

TOTAL PREFERRED STOCKS
(Cost $76,341)		76,567

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 14.70%(c)
Great Britain - 0.85%
$245,000	City Football Group Limited, TL	1M SOFR + 3.00%	07/09/2028	245,231
84,852	EG Group Limited TL 1L	3M SOFR + 5.50%	02/07/2025	84,215
131,271	Osmosis Buyer, Ltd., First Lien - Initial B Term Loan	3M US L + 2.75%, 0.50% Floor	06/17/2028	131,654
				461,100
Luxembourg - 0.45%
241,839	Surf Holdings S.a r.l., First Lien - Dollar Tranche Term Loan	1M SOFR + 3.50%	03/05/2027	242,611

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	67

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
United States - 13.40%
$36,401	Adtalem Global Education, Inc., First Lien - B Term Loan	3M US L + 3.00%, 0.75% Floor	08/12/2028	$36,576
48,846	Advantage Sales & Marketing Inc., First Lien	3M SOFR + 4.50%	10/28/2027	49,002
122,188	Allied Universal Holdco LLC, First Lien - Initial U.S. Dollar Term Loan	1M US L + 3.75%, 0.50% Floor	05/15/2028	122,176
55,160	Amentum Government Services Holdings, LLC, First Lien	1M SOFR + 4.00%	02/07/2029	55,355
79,040	American Auto Auction Group, LLC, First Lien	3M SOFR + 5.00%	12/30/2027	78,719
51,675	American Rock Salt Company LLC, First Lien - Initial Term Loan	3M US L + 3.25%, 0.75% Floor	06/09/2028	45,323
42,915	Ankura Consulting Group LLC, First Lien - Closing Date Term Loan	3M US L + 4.00%, 0.75% Floor	03/17/2028	43,049
135,134	ARAGORN PARENT CORPORATION, TL	1M SOFR + 4.25%	06/15/2028	135,726
27,473	ASP Blade Holdings, Inc. TLB 1L	3M SOFR + 4.00%	10/07/2028	24,918
228,026	Astoria Energy LLC, First Lien - B Advance (2020) Term Loan	3M US L + 4.25%, 1.00% Floor	12/10/2027	228,738
138,145	Asurion LLC, First Lien - New B-8 Term Loan	1M SOFR + 3.25%	12/23/2026	135,678
155,881	BCP Renaissance Parent LLC, First Lien	3M SOFR + 3.50%, 1.00% Floor	10/31/2026	156,076
69,537	BCPE North Star US Holdco 2, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	06/09/2028	65,148
98,250	Bengal Debt Merger Sub, LLC, First Lien	3M SOFR + 3.25%	01/19/2029	92,143
25,000	Bengal Debt Merger Sub, LLC, Second Lien	3M SOFR + 6.00%	01/18/2030	20,492
25,415	Carnival Corporation TLB 1L	1M SOFR + 3.25%	10/06/2028	25,481
173,005	Charter Next Generation, Inc., First Lien	1M SOFR + 3.50%, 0.75% Floor	12/01/2027	173,516
122,813	Clydesdale Acquisition Holdings, Inc., First Lien	1M SOFR + 3.675%, 0.50% Floor	04/13/2029	123,120
121,875	Consilio/Skopima 5/21 Cov-Lite TLB	1M SOFR + 4.00%	05/12/2028	121,561
23,041	CPV Maryland LLC, First Lien - B Advance Term Loan	3M US L + 5.25%, 1.00% Floor	05/11/2028	22,897
132,979	CQP Holdco LP TLB	3M US L + 4.00%	06/05/2028	133,540
29,918	Directv Financing LLC, First Lien	1M SOFR + 5.25%, 0.75% Floor	08/02/2029	29,944
25,502	Diversitech Holdings, Inc.	3M SOFR + 3.75%	12/15/2028	25,542
242,500	DRW Holdings LLC, First Lien - Initial Term Loan	1M SOFR + 3.75%	03/01/2028	242,803
76,440	Electron BidCo, Inc. TL 1L	1M SOFR + 3.00%	10/07/2028	76,685
147,375	Fertitta Entertainment, LLC, First Lien	1M SOFR + 3.75%	01/13/2029	147,897
237,037	Flynn Restaurant Group LP, First Lien	1M SOFR + 4.25%, 0.50% Floor	12/04/2028	238,075

See Notes to Financial Statements.

68	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$10,000	GIP III Stetson I LP, First Lien - Initial Term Loan	2M US L + 4.25%	07/18/2025	$10,050
158,027	GoTo Group, Inc., First Lien	1M SOFR + 4.75%	04/28/2028	134,075
242,542	Great Outdoors Group LLC, First Lien	1M SOFR + 3.75%, 0.75% Floor	03/05/2028	242,980
242,500	Greeneden U.S. Holdings I LLC, First Lien - Initial Dollar (2020) Term Loan	3M SOFR + 3.50%, 0.75% Floor	12/01/2027	243,495
236,017	Harbor Freight Tools USA, Inc., First Lien - Initial (2021) Term Loan	L + 2.75%, 0.50% Floor	10/19/2027	236,138
148,125	Houghton Mifflin Harcrt Co Tl 1L	1M SOFR + 5.25%	04/04/2029	147,199
61,110	Hudson River Trading LLC, First Lien	1M US L + 3.00%	03/20/2028	60,785
62,055	Hunter Douglas, Inc., First Lien	3M SOFR + 3.50%	02/09/2029	61,449
243,150	IRB Holding Corp., First Lien	1M SOFR + 3.00%, 0.75% Floor	12/15/2027	243,515
97,587	LTI Holdings, Inc., First Lien	1M SOFR + 4.75%	07/24/2026	96,794
44,735	Majordrive Holdings IV LLC, First Lien - Initial Term Loan	3M US L + 3.75%, 0.50% Floor	06/01/2028	44,875
58,115	McAfee Corp., First Lien	1M SOFR + 3.75%	02/02/2029	58,143
34,229	Merion Rose Merger Sub, Inc., First Lien	3M SOFR + 4.00%	12/08/2028	32,133
162,500	Mileage Plus Holdings LLC, First Lien - Initial Term Loan	3M SOFR + 5.25%, 1.00% Floor	06/21/2027	167,541
69,580	Mitchell International, Inc. TLB	1M SOFR + 3.75%	10/01/2028	69,687
227,323	Natgasoline LLC, First Lien - Initial Term Loan	1M SOFR + 3.625%	11/14/2025	227,323
48,522	Oryx Midstream Services Permian Basin LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	10/05/2028	48,760
138,113	Pactiv Evergreen, Inc., First Lien - Tranche B-2 U.S. Term Loan	1M US L + 3.25%	02/05/2026	138,671
6,243	Parkway Generation, LLC, First Lien	6M US L + 4.75%	11/05/2028	6,237
93,575	PMHC II, INC.TLB 1L	3M SOFR + 4.25%	02/02/2029	92,765
32,258	Polaris Newco LLC, First Lien - Dollar Term Loan	L + 4.00%, 0.50% Floor	06/04/2028	31,983
108,927	Redwood Star Merger Sub, Inc.	1M SOFR + 4.50%	03/16/2029	109,511
54,038	Restaurant Technologies, Inc. TLB 1L	3M SOFR + 4.25%	03/17/2029	53,649
39,970	SCIH Salt Holdings, Inc., First Lien - Incremental B-1 Term Loan	3M US L + 3.50%, 0.75% Floor	03/16/2027	40,088
146,258	SeaWorld Parks & Entertainment, Inc., First Lien - B Term Loan	L + 3.00%, 0.50% Floor	08/25/2028	146,405
40,566	Secure Acquisition, Inc.	3M SOFR + 5.00%	12/15/2028	40,743
43,016	SM Wellness Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.75%, 0.75% Floor	04/17/2028	41,493
250,000	Sotera Health Holdings LLC, First Lien - Refinancing Term Loan	3M US L + 3.25%, 0.50% Floor	12/11/2026	249,582
135,977	Spin Holdco, Inc., First Lien - Initial Term Loan	1M US L + 3.50%, 0.75% Floor	03/04/2028	126,278
240,000	STUBHUB HLDGS INC, TL	3M SOFR + 4.75%	03/12/2030	240,649

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	69

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$97,500	Tiger Acquisition LLC, First Lien - Initial Term Loan	L + 3.25%, 0.50% Floor	06/01/2028	$96,803
71,248	Triton Water Holdings, Inc., First Lien - Initial Term Loan	3M SOFR + 3.25%, 0.50% Floor	03/31/2028	70,590
187,280	UKG, Inc., First Lien	3M SOFR + 3.50%	02/10/2031	188,480
205,774	University Support Services LLC, First Lien	1M SOFR + 3.00%, 0.50% Floor	02/10/2029	205,594
44,213	Univision Communications, Inc., First Lien - B Term Loan	3M US L + 4.00%, 0.75% Floor	05/05/2028	44,190
63,700	W. R. Grace Holdings LLC, First Lien - Initial Term Loan	L + 3.75%, 0.50% Floor	09/22/2028	63,892
220,909	Wec US Holdings, Ltd., First Lien - Initial (2021) Term Loan	3M US L + 2.75%, 0.50% Floor	08/01/2025	220,875
81,340	Whatabrands LLC, First Lien - Initial B Term Loan	1M SOFR + 3.25%, 0.50% Floor	08/03/2028	81,483
198,655	William Morris Endeavor Entertainment LLC, First Lien - B-1 Term Loan	1M SOFR + 2.75%	05/19/2025	198,762

				7,263,845

TOTAL BANK LOANS
(Cost $7,947,669)				7,967,556

HIGH YIELD DEBT- 74.83%
Australia - 0.32%
$20,000	Mineral Resources, Ltd.(d)	9.25%	10/01/2028	21,089
60,000	Mineral Resources, Ltd.(d)	8.50%	05/01/2030	61,866
100,000	Nufarm Australia, Ltd. / Nufarm Americas, Inc.(d)	5.00%	01/27/2030	91,823
				174,778
Belgium - 0.43%
100,000	Azelis Finance NV(d)	5.75%	03/15/2028	111,319
115,000	Ontex Group NV	3.50%	07/15/2026	122,008
				233,327
Canada - 2.17%
90,000	Bausch Health Cos., Inc.(d)	6.13%	02/01/2027	56,164
65,000	Bausch Health Cos., Inc.(d)	4.88%	06/01/2028	35,534
100,000	Bombardier, Inc.(d)	6.00%	02/15/2028	98,477
90,000	Bombardier, Inc.(d)	8.75%	11/15/2030	96,212
30,000	Bombardier, Inc.(d)	7.25%	07/01/2031	30,099
110,000	Cascades, Inc./Cascades USA, Inc.(d)	5.38%	01/15/2028	105,762
15,000	goeasy, Ltd.(d)	4.38%	05/01/2026	14,439
180,000	goeasy, Ltd.(d)	9.25%	12/01/2028	192,152
95,000	Husky Injection Molding Systems, Ltd. / Titan Co.-Borrower LLC(d)	9.00%	02/15/2029	98,360

See Notes to Financial Statements.

70	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Intelligent Packaging, Ltd. Finco, Inc. / Intelligent Packaging Ltd Co.-Issuer LLC(d)	6.00%	09/15/2028	$99,846
110,000	Mercer International, Inc.	5.13%	02/01/2029	96,816
70,000	Northriver Midstream Finance LP(d)	5.63%	02/15/2026	69,553
20,000	Open Text Corp.(d)	6.90%	12/01/2027	20,696
55,000	Precision Drilling Corp.(d)	7.13%	01/15/2026	55,093
25,000	Precision Drilling Corp.(d)	6.88%	01/15/2029	24,977
80,000	Strathcona Resources, Ltd./Alberta(d)	6.88%	08/01/2026	80,200
				1,174,380
France - 1.96%
200,000	Afflelou SAS(e)	4.25%	05/19/2026	214,968
200,000	Altice France SA(e)	4.13%	01/15/2029	151,948
55,000	Altice France SA(d)	5.13%	07/15/2029	37,240
100,000	Altice France SA(d)	4.25%	10/15/2029	75,920
100,000	Banijay Entertainment SASU(d)	7.00%	05/01/2029	113,478
200,000	Electricite de France SA(c)(f)	2.86% - 5Y EUR SWAP	Perpetual Maturity	195,258
100,000	Iliad Holding SASU(d)	5.63%	10/15/2028	107,081
155,000	Iliad Holding SASU(d)	5.63%	10/15/2028	165,975
				1,061,868
Germany - 2.63%
200,000	Cheplapharm Arzneimittel GmbH	7.50%	05/15/2030	228,468
130,000	Douglas Service GmbH	6.00%	04/08/2026	142,490
100,000	Gruenenthal GmbH(d)	4.13%	05/15/2028	104,649
100,000	IHO Verwaltungs GmbH(e)(g)	3.75% (4.50%)	09/15/2026	106,576
100,000	IHO Verwaltungs GmbH(d)(g)	8.75% (9.50%)	05/15/2028	117,110
68,206	Nidda BondCo GmbH(e)	7.25%	09/30/2025	73,432
100,000	Nidda Healthcare Holding GmbH(e)	7.50%	08/21/2026	111,382
96,712	Techem Verwaltungsgesellschaft 674 mbH(e)	6.00%	07/30/2026	104,372
215,000	TUI Cruises GmbH(e)	6.50%	05/15/2026	234,276
100,000	WEPA Hygieneprodukte GmbH(e)	2.88%	12/15/2027	101,347
100,000	ZF Finance GmbH	2.75%	05/25/2027	102,952
				1,427,054
Great Britain - 2.33%
100,000	British Telecommunications PLC(c)	2.13% - 5Y EUR SWAP	08/18/2080	104,298
100,000	British Telecommunications PLC(c)		12/20/2083	135,103
95,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC(d)	8.13%	02/15/2032	95,896
100,000	INEOS Quattro Finance 2 PLC(e)	2.50%	01/15/2026	104,761
135,000	NGG Finance PLC(c)	2.532% - 5Y EUR SWAP	09/05/2082	134,077
100,000	Pinewood Finance Co., Ltd.(e)	3.25%	09/30/2025	124,337

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	71

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$70,000	Virgin Media Secured Finance PLC(d)	4.50%	08/15/2030	$60,420
225,000	Vmed O2 UK Financing I PLC(d)	4.75%	07/15/2031	194,143
200,000	Vodafone Group PLC(c)	3.00% - 5Y EUR SWAP	08/27/2080	195,449
100,000	Vodafone Group PLC(c)	5Y EUR SWAP + 3.489%	08/30/2084	116,318
				1,264,802
Hong Kong - 0.42%
260,000	Seaspan Corp.(d)	5.50%	08/01/2029	227,086

Ireland - 0.76%
200,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(e)	2.13%	08/15/2026	186,516
100,000	Virgin Media Vendor Financing Notes III DAC(e)	4.88%	07/15/2028	113,594
100,000	Virgin Media Vendor Financing Notes III DAC(d)	4.88%	07/15/2028	113,595
				413,705
Italy - 1.63%
100,000	Cedacri Mergeco SPA(c)(d)	3M EUR L + 4.625%	05/15/2028	108,443
110,000	Cerved Group SpA(c)	3M EUR L + 5.25%	02/15/2029	114,749
100,000	Engineering - Ingegneria Informatica - SpA(e)	5.88%	09/30/2026	106,471
100,000	Guala Closures SpA(e)	3.25%	06/15/2028	101,959
100,000	Lottomatica SpA/Roma(d)	7.13%	06/01/2028	114,070
100,000	Mooney Group SpA(c)(e)	3M EUR L + 3.875%	12/17/2026	108,155
200,000	Telecom Italia SpA	6.88%	02/15/2028	228,649
				882,496
Japan - 0.20%
115,000	Nissan Motor Co., Ltd.(d)	4.81%	09/17/2030	107,462

Jersey - 0.26%
135,000	Aston Martin Capital Holdings, Ltd.(d)	10.00%	03/31/2029	137,587

Luxembourg - 3.08%
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(d)	4.63%	06/01/2028	182,012
100,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(e)	3.63%	06/01/2028	100,406
100,000	Altice Financing SA(e)	4.25%	08/15/2029	88,388
100,000	Altice Financing SA(d)	4.25%	08/15/2029	88,387
100,000	Altice France Holding SA(d)	4.00%	02/15/2028	26,779

See Notes to Financial Statements.

72	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$100,000	Cirsa Finance International Sarl(d)	6.50%	03/15/2029	$110,789
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 2.667%	12/31/9999	104,654
100,000	Eurofins Scientific SE(c)(f)	3M EUR L + 4.241%	12/31/9999	113,414
70,000	Intelsat Jackson Holdings SA(d)	6.50%	03/15/2030	65,210
200,000	ION Trading Technologies Sarl(d)	5.75%	05/15/2028	183,730
100,000	Matterhorn Telecom SA(e)	4.00%	11/15/2027	107,165
110,000	SK Invictus Intermediate II Sarl(d)	5.00%	10/30/2029	98,163
205,000	Summer BC Holdco B SARL(e)	5.75%	10/31/2026	217,571
195,000	Telecom Italia Capital SA	6.38%	11/15/2033	184,629
				1,671,297
Netherlands - 2.73%
100,000	Boels Topholding BV(d)	6.25%	02/15/2029	111,517
125,000	Boost Newco Borrower LLC / GTCR W Dutch Finance Sub BV(d)	8.50%	01/15/2031	170,559
100,000	Dufry One BV	3.38%	04/15/2028	104,031
100,000	Q-Park Holding I BV(e)	2.00%	03/01/2027	101,574
100,000	Repsol International Finance BV(c)(f)	2.769% - 5Y EUR SWAP	12/31/9999	101,807
200,000	Sunrise HoldCo IV BV(d)	5.50%	01/15/2028	192,165
100,000	Telefonica Europe BV(c)(f)	6Y EUR SWAP + 4.322%	12/31/9999	117,776
100,000	Telefonica Europe BV(c)(f)	12/31/9999	117,123
125,000	TMNL Holding BV(d)	3.75%	01/15/2029	127,015
100,000	Trivium Packaging Finance BV(d)	3.75%	08/15/2026	104,910
100,000	Wp/ap Telecom Holdings III BV	5.50%	01/15/2030	100,131
45,000	Ziggo Bond Co. BV(d)	5.13%	02/28/2030	38,567
100,000	Ziggo Bond Co. BV(e)	3.38%	02/28/2030	92,352
				1,479,527
Sweden - 0.44%
100,000	Samhallsbyggnadsbolaget i Norden AB(c)(f)	3.223% - 5Y EUR SWAP	12/31/9999	26,117
100,000	Verisure Holding AB(e)	3.88%	07/15/2026	106,449
100,000	Verisure Midholding AB(e)	5.25%	02/15/2029	104,510
				237,076
United States - 55.47%
40,000	Academy, Ltd.(d)	6.00%	11/15/2027	39,435
95,000	ACCO Brands Corp.(d)	4.25%	03/15/2029	85,600
105,000	Acuris Finance US, Inc. / Acuris Finance SARL(d)	5.00%	05/01/2028	95,507
55,000	Adient Global Holdings, Ltd.(d)	7.00%	04/15/2028	56,249
75,000	Adient Global Holdings, Ltd.(d)	8.25%	04/15/2031	79,203
55,000	ADT Security Corp.(d)	4.13%	08/01/2029	50,441
30,000	ADT Security Corp.(d)	4.88%	07/15/2032	27,179

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	73

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$170,000	Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC(d)	5.88%	02/15/2028	$168,425
160,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	6.75%	04/15/2028	161,293
25,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer(d)	7.00%	01/15/2031	25,270
95,000	AMC Networks, Inc.(d)	10.25%	01/15/2029	95,749
125,000	AMC Networks, Inc.	4.25%	02/15/2029	88,683
50,000	American Airlines, Inc.(d)	7.25%	02/15/2028	50,816
95,000	American Axle & Manufacturing, Inc.	5.00%	10/01/2029	85,651
65,000	APX Group, Inc.(d)	5.75%	07/15/2029	62,567
90,000	Aramark Services, Inc.(d)	5.00%	02/01/2028	86,940
235,000	Arches Buyer, Inc.(d)	4.25%	06/01/2028	207,081
45,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.88%	04/01/2027	45,166
75,000	Archrock Partners LP / Archrock Partners Finance Corp.(d)	6.25%	04/01/2028	74,255
65,000	Arsenal AIC Parent LLC(d)	8.00%	10/01/2030	68,324
105,000	Artera Services LLC(d)	8.50%	02/15/2031	107,727
75,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp.(d)	7.00%	11/01/2026	75,239
175,000	ASP Unifrax Holdings, Inc.(d)	5.25%	09/30/2028	113,042
135,000	AssuredPartners, Inc.(d)	7.50%	02/15/2032	132,792
75,000	AthenaHealth Group, Inc.(d)	6.50%	02/15/2030	68,674
85,000	Avient Corp.(d)	7.13%	08/01/2030	87,232
70,000	B&G Foods, Inc.	5.25%	09/15/2027	65,475
135,000	B&G Foods, Inc.(d)	8.00%	09/15/2028	140,745
145,000	BellRing Brands, Inc.(d)	7.00%	03/15/2030	149,529
60,000	Big River Steel LLC / BRS Finance Corp.(d)	6.63%	01/31/2029	60,393
1,000,000	Blackstone Private Credit Fund	2.63%	12/15/2026	912,885
95,000	Block Communications, Inc.(d)	4.88%	03/01/2028	84,934
165,000	Bloomin' Brands, Inc. / OSI Restaurant Partners LLC(d)	5.13%	04/15/2029	153,450
500,000	Blue Owl Capital Corp.	3.75%	07/22/2025	485,233
1,242,000	Blue Owl Capital Corp. III	3.13%	04/13/2027	1,132,088
200,000	Blue Owl Credit Income Corp.	5.50%	03/21/2025	198,667
105,000	BlueLinx Holdings, Inc.(d)	6.00%	11/15/2029	102,489
55,000	Boost Newco Borrower LLC(d)	7.50%	01/15/2031	57,617
130,000	Borr IHC, Ltd. / Borr Finance LLC(d)	10.00%	11/15/2028	135,755
105,000	Brinker International, Inc.(d)	8.25%	07/15/2030	110,732
45,000	Buckeye Partners LP(d)	4.50%	03/01/2028	42,783
175,000	Cable One, Inc.(h)	0.00%	03/15/2026	153,300
50,000	Cablevision Lightpath LLC(d)	3.88%	09/15/2027	44,944
85,000	Cablevision Lightpath LLC(d)	5.63%	09/15/2028	71,095
75,000	Caesars Entertainment, Inc.(d)	7.00%	02/15/2030	77,033
105,000	Caesars Entertainment, Inc.(d)	6.50%	02/15/2032	105,990

See Notes to Financial Statements.

74	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$125,000	Calpine Corp.(d)	5.00%	02/01/2031	$114,791
205,000	Carnival Corp.(d)	6.00%	05/01/2029	202,404
330,000	Carnival Corp.(d)	10.50%	06/01/2030	361,185
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.50%	05/01/2026	49,268
175,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	6.38%	09/01/2029	166,144
120,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.75%	03/01/2030	103,112
250,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.50%	06/01/2033	195,500
135,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	4.25%	01/15/2034	102,023
130,000	Cedar Fair LP	5.25%	07/15/2029	123,684
65,000	Central Garden & Pet Co.	5.13%	02/01/2028	63,067
75,000	Chart Industries, Inc.(d)	7.50%	01/01/2030	77,977
35,000	Chart Industries, Inc.(d)	9.50%	01/01/2031	38,147
90,000	Cheniere Energy, Inc.	4.63%	10/15/2028	87,290
40,000	CHS/Community Health Systems, Inc.(d)	6.00%	01/15/2029	34,992
85,000	CHS/Community Health Systems, Inc.(d)	10.88%	01/15/2032	87,658
65,000	Churchill Downs, Inc.(d)	5.50%	04/01/2027	63,845
10,000	Churchill Downs, Inc.(d)	4.75%	01/15/2028	9,527
55,000	Churchill Downs, Inc.(d)	5.75%	04/01/2030	53,133
100,000	Churchill Downs, Inc.(d)	6.75%	05/01/2031	100,684
105,000	CITGO Petroleum Corp.(d)	7.00%	06/15/2025	104,935
35,000	CITGO Petroleum Corp.(d)	6.38%	06/15/2026	35,129
200,000	Civitas Resources, Inc.(d)	8.63%	11/01/2030	214,892
95,000	Clear Channel Outdoor Holdings, Inc.(d)	5.13%	08/15/2027	89,621
60,000	Clear Channel Outdoor Holdings, Inc.(d)	9.00%	09/15/2028	62,551
65,000	Clear Channel Outdoor Holdings, Inc.(d)	7.88%	04/01/2030	64,661
210,000	Cleveland-Cliffs, Inc.(d)	7.00%	03/15/2032	213,035
275,000	Cloud Software Group, Inc.(d)	6.50%	03/31/2029	261,193
85,000	Clydesdale Acquisition Holdings, Inc.(d)	6.63%	04/15/2029	85,019
70,000	Cogent Communications Group, Inc.(d)	7.00%	06/15/2027	69,752
30,000	CommScope, Inc.(d)	6.00%	03/01/2026	27,488
107,000	CommScope, Inc.(d)	8.25%	03/01/2027	50,197
25,000	CommScope, Inc.(d)	7.13%	07/01/2028	9,912
108,000	CommScope, Inc.(d)	4.75%	09/01/2029	78,030
145,000	Compass Group Diversified Holdings LLC(d)	5.25%	04/15/2029	137,923
70,000	Comstock Resources, Inc.(d)	5.88%	01/15/2030	63,455
105,000	Consolidated Communications, Inc.(d)	5.00%	10/01/2028	87,615
23,000	Coty, Inc.(d)	6.50%	04/15/2026	23,053
100,000	Coty, Inc.(d)	5.75%	09/15/2028	112,098
65,000	Coty, Inc./HFC Prestige Products Inc/HFC Prestige International US LLC(d)	6.63%	07/15/2030	66,059

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	75

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$250,000	CQP Holdco LP / BIP-V Chinook Holdco LLC(d)	7.50%	12/15/2033	$257,487
115,000	Crocs, Inc.(d)	4.25%	03/15/2029	105,240
115,000	CSC Holdings LLC(d)	5.75%	01/15/2030	60,969
85,000	CSC Holdings LLC(d)	4.13%	12/01/2030	60,847
10,000	CSC Holdings LLC(d)	4.50%	11/15/2031	7,089
25,000	CSC Holdings LLC(d)	5.00%	11/15/2031	12,665
110,000	Cushman & Wakefield US Borrower LLC(d)	8.88%	09/01/2031	116,341
120,000	CVR Energy, Inc.(d)	5.75%	02/15/2028	112,614
20,000	Dana, Inc.	5.38%	11/15/2027	19,581
30,000	Dana, Inc.	4.25%	09/01/2030	26,535
195,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.(d)	5.88%	08/15/2027	184,599
65,000	Elastic NV(d)	4.13%	07/15/2029	58,557
100,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.(d)	6.38%	12/15/2030	113,626
45,000	EnerSys(d)	6.63%	01/15/2032	45,383
75,000	EnLink Midstream LLC(d)	5.63%	01/15/2028	74,336
35,000	EnLink Midstream LLC(d)	6.50%	09/01/2030	36,040
265,000	EnLink Midstream Partners LP	5.05%	04/01/2045	219,025
180,000	EQM Midstream Partners LP(d)	4.75%	01/15/2031	167,558
235,000	EquipmentShare.com, Inc.(d)	9.00%	05/15/2028	242,342
90,000	Everi Holdings, Inc.(d)	5.00%	07/15/2029	89,227
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	4.63%	01/15/2029	45,897
50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.(d)	6.75%	01/15/2030	44,937
90,000	Fiesta Purchaser, Inc.(d)	7.88%	03/01/2031	93,012
10,000	FirstCash, Inc.(d)	4.63%	09/01/2028	9,422
170,000	FirstCash, Inc.(d)	5.63%	01/01/2030	161,702
5,000	Fortress Transportation and Infrastructure Investors LLC(d)	9.75%	08/01/2027	5,182
200,000	Fortress Transportation and Infrastructure Investors LLC(d)	5.50%	05/01/2028	194,000
23,000	Fortress Transportation and Infrastructure Investors LLC(d)	7.88%	12/01/2030	24,176
500,000	Franklin BSP Lending Corp.(d)	4.85%	12/15/2024	490,786
672,860	Franklin BSP Lending Corp.	3.25%	03/30/2026	629,314
15,000	Freedom Mortgage Corp.(d)	12.00%	10/01/2028	16,366
35,000	Freedom Mortgage Corp.(d)	12.25%	10/01/2030	38,529
195,000	Frontier Communications Holdings LLC(d)	5.00%	05/01/2028	181,143
1,000,000	FS KKR Capital Corp.	4.13%	02/01/2025	983,750
1,000	Gen Digital, Inc.(d)	6.75%	09/30/2027	1,015
35,000	Go Daddy Operating Co. LLC / GD Finance Co, Inc.(d)	5.25%	12/01/2027	34,257
55,000	Goodyear Tire & Rubber Co.	9.50%	05/31/2025	55,513

See Notes to Financial Statements.

76	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$105,000	Great Lakes Dredge & Dock Corp.(d)	5.25%	06/01/2029	$93,564
120,000	Greystar Real Estate Partners LLC(d)	7.75%	09/01/2030	124,315
30,000	Hanesbrands, Inc.(d)	4.88%	05/15/2026	29,229
140,000	Hanesbrands, Inc.(d)	9.00%	02/15/2031	143,954
210,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.38%	06/15/2026	198,010
20,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	8.00%	06/15/2027	20,879
5,000	HAT Holdings I LLC / HAT Holdings II LLC(d)	3.75%	09/15/2030	4,205
165,000	Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd.(d)	5.75%	01/20/2026	155,030
170,000	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(d)	5.00%	06/01/2029	158,671
135,000	HLF Financing Sarl LLC / Herbalife International, Inc.(d)	4.88%	06/01/2029	93,963
80,000	Howard Midstream Energy Partners LLC(d)	8.88%	07/15/2028	84,478
45,000	HUB International, Ltd.(d)	5.63%	12/01/2029	42,237
80,000	HUB International, Ltd.(d)	7.25%	06/15/2030	82,273
220,000	Hunt Companies, Inc.(d)	5.25%	04/15/2029	201,448
145,000	Imola Merger Corp.(d)	4.75%	05/15/2029	136,088
180,000	Iron Mountain, Inc.(d)	5.25%	03/15/2028	174,302
15,000	Iron Mountain, Inc.(d)	5.00%	07/15/2028	14,366
55,000	Iron Mountain, Inc.(d)	7.00%	02/15/2029	56,108
55,000	Iron Mountain, Inc.(d)	5.25%	07/15/2030	52,089
135,000	JB Poindexter & Co., Inc.(d)	8.75%	12/15/2031	139,709
20,000	JetBlue Airways Corp.	0.50%	04/01/2026	17,558
310,000	Kennedy-Wilson, Inc.	4.75%	02/01/2030	247,611
145,000	Kinetik Holdings LP(d)	6.63%	12/15/2028	147,667
55,000	Kinetik Holdings LP(d)	5.88%	06/15/2030	53,848
165,000	Kodiak Gas Services LLC(d)	7.25%	02/15/2029	168,177
90,000	LABL, Inc.(d)	5.88%	11/01/2028	82,933
155,000	LCM Investments Holdings II LLC(d)	8.25%	08/01/2031	162,281
120,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.(d)	5.00%	02/01/2026	118,959
20,000	Level 3 Financing, Inc.(d)	4.63%	09/15/2027	13,500
15,000	Level 3 Financing, Inc.(d)	4.25%	07/01/2028	7,125
55,000	Level 3 Financing, Inc.(d)	3.63%	01/15/2029	24,880
140,000	Level 3 Financing, Inc.(d)	3.75%	07/15/2029	63,000
20,000	Madison IAQ LLC(d)	5.88%	06/30/2029	18,318
50,000	Marriott Ownership Resorts, Inc.	4.75%	01/15/2028	47,012
215,000	Marriott Ownership Resorts, Inc.(d)	4.50%	06/15/2029	196,820
110,000	Matador Resources Co.(d)	6.88%	04/15/2028	112,621
25,000	Matador Resources Co.(d)	6.50%	04/15/2032	25,061
110,000	Medline Borrower LP(d)	5.25%	10/01/2029	104,053

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	77

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$60,000	Mercer International, Inc.	5.50%	01/15/2026	$58,546
80,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.(d)	4.88%	05/01/2029	74,142
30,000	ModivCare, Inc.(d)	5.88%	11/15/2025	29,243
100,000	MPH Acquisition Holdings LLC(d)	5.50%	09/01/2028	85,145
165,000	MPT Operating Partnership LP / MPT Finance Corp.	5.00%	10/15/2027	138,357
135,000	Nabors Industries, Inc.(d)	9.13%	01/31/2030	140,467
25,000	Nabors Industries, Ltd.(d)	7.25%	01/15/2026	24,862
30,000	Nabors Industries, Ltd.(d)	7.50%	01/15/2028	28,167
55,000	Nationstar Mortgage Holdings, Inc.(d)	5.75%	11/15/2031	50,782
20,000	Nationstar Mortgage Holdings, Inc.(d)	7.13%	02/01/2032	19,878
150,000	NCL Corp., Ltd.(d)	8.13%	01/15/2029	158,826
80,000	NCL Corp., Ltd.(d)	7.75%	02/15/2029	83,136
115,000	NCR Atleos Corp.(d)	9.50%	04/01/2029	123,123
115,000	NCR Voyix Corp.(d)	5.13%	04/15/2029	106,790
90,000	NCR Voyix Corp.(d)	5.25%	10/01/2030	81,518
100,000	Necessity Retail REIT, Inc. / American Finance Operating Partner LP(d)	4.50%	09/30/2028	85,681
35,000	New Enterprise Stone & Lime Co., Inc.(d)	9.75%	07/15/2028	35,900
135,000	New Enterprise Stone & Lime Co., Inc.(d)	5.25%	07/15/2028	129,610
105,000	NextEra Energy Operating Partners LP(d)	7.25%	01/15/2029	107,555
130,000	NFP Corp.(d)	6.88%	08/15/2028	131,760
150,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.13%	02/15/2029	153,725
45,000	NGL Energy Operating LLC / NGL Energy Finance Corp.(d)	8.38%	02/15/2032	46,160
25,000	Northern Oil & Gas, Inc.(d)	8.13%	03/01/2028	25,393
105,000	Northern Oil & Gas, Inc.(d)	8.75%	06/15/2031	111,007
260,000	NRG Energy, Inc.(d)	3.63%	02/15/2031	224,632
5,000	NuStar Logistics LP	6.00%	06/01/2026	4,981
28,000	NuStar Logistics LP	6.38%	10/01/2030	28,207
20,000	Oceaneering International, Inc.	6.00%	02/01/2028	19,720
155,000	Oceaneering International, Inc.	6.00%	02/01/2028	152,831
50,000	Olympus Water US Holding Corp.(d)	7.13%	10/01/2027	50,555
115,000	Olympus Water US Holding Corp.(d)	4.25%	10/01/2028	104,462
105,000	Olympus Water US Holding Corp.(d)	9.75%	11/15/2028	111,979
40,000	Olympus Water US Holding Corp.(d)	6.25%	10/01/2029	36,653
135,000	OneMain Finance Corp.	7.13%	03/15/2026	137,541
40,000	OneMain Finance Corp.	7.88%	03/15/2030	41,301
210,000	Open Text Holdings, Inc.(d)	4.13%	02/15/2030	188,280
225,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV(d)	5.13%	04/30/2031	200,213
20,000	Outfront Media Capital LLC / Outfront Media Capital Corp.(d)	5.00%	08/15/2027	19,264
25,000	Owens & Minor, Inc.(d)	4.50%	03/31/2029	22,916
76,000	Owens & Minor, Inc.(d)	6.63%	04/01/2030	75,495

See Notes to Financial Statements.

78	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$140,000	Panther Escrow Issuer LLC(d)	7.13%	06/01/2031	$142,451
55,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	5.88%	10/01/2028	53,945
170,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer(d)	4.88%	05/15/2029	158,219
145,000	Pediatrix Medical Group, Inc.(d)	5.38%	02/15/2030	131,864
75,000	Performance Food Group, Inc.(d)	5.50%	10/15/2027	73,687
75,000	Permian Resources Operating LLC(d)	7.75%	02/15/2026	76,025
35,000	Permian Resources Operating LLC(d)	5.88%	07/01/2029	34,445
130,000	Permian Resources Operating LLC(d)	7.00%	01/15/2032	134,952
75,000	Phinia, Inc.(d)	6.75%	04/15/2029	75,817
165,000	Pike Corp.(d)	8.63%	01/31/2031	175,546
225,000	Post Holdings, Inc.(d)	5.50%	12/15/2029	217,618
245,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(d)	6.25%	01/15/2028	240,187
110,000	Primo Water Holdings, Inc.(e)	3.88%	10/31/2028	114,381
105,000	QVC, Inc.	4.75%	02/15/2027	93,585
110,000	QVC, Inc.	4.38%	09/01/2028	88,264
165,000	Railworks Holdings LP / Railworks Rally, Inc.(d)	8.25%	11/15/2028	163,880
145,000	RHP HOTEL PPTY RHP 6 1/2 04/01/32		04/01/2032	145,580
120,000	RHP Hotel Properties LP / RHP Finance Corp.(d)	7.25%	07/15/2028	123,734
40,000	RLJ Lodging Trust LP(d)	4.00%	09/15/2029	35,289
75,000	Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.(d)	4.00%	10/15/2033	63,605
5,000	Royal Caribbean Cruises, Ltd.(d)	5.38%	07/15/2027	4,933
55,000	Royal Caribbean Cruises, Ltd.(d)	5.50%	04/01/2028	54,397
95,000	Royal Caribbean Cruises, Ltd.(d)	7.25%	01/15/2030	98,770
135,000	Royal Caribbean Cruises, Ltd.(d)	6.25%	03/15/2032	136,160
100,000	SCIL IV LLC / SCIL USA Holdings LLC(d)	5.38%	11/01/2026	97,162
98,000	Sealed Air Corp./Sealed Air Corp US(d)	7.25%	02/15/2031	102,012
141,000	Service Properties Trust(d)	8.63%	11/15/2031	150,520
100,000	Silgan Holdings, Inc.	2.25%	06/01/2028	98,508
85,000	Sirius XM Radio, Inc.(d)	5.50%	07/01/2029	81,019
245,000	Sirius XM Radio, Inc.(d)	4.13%	07/01/2030	214,324
40,000	Sirius XM Radio, Inc.(d)	3.88%	09/01/2031	33,380
80,000	Six Flags Entertainment Corp.(d)	5.50%	04/15/2027	78,201
95,000	Six Flags Entertainment Corp.(d)	7.25%	05/15/2031	96,336
15,000	Six Flags Theme Parks, Inc.(d)	7.00%	07/01/2025	15,031
5,000	Spectrum Brands, Inc.(d)	5.00%	10/01/2029	4,904
20,000	Spectrum Brands, Inc.(d)	5.50%	07/15/2030	19,606
90,000	Spectrum Brands, Inc.(d)	3.88%	03/15/2031	86,771
30,000	Spirit AeroSystems, Inc.	3.85%	06/15/2026	28,851
110,000	Spirit AeroSystems, Inc.(d)	9.75%	11/15/2030	123,180

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	79

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$110,000	Standard Industries, Inc.	2.25%	11/21/2026	$111,694
40,000	Standard Industries, Inc.(d)	5.00%	02/15/2027	38,833
85,000	Standard Industries, Inc.(d)	4.75%	01/15/2028	81,189
115,000	Summit Materials LLC / Summit Materials Finance Corp.(d)	7.25%	01/15/2031	119,616
115,000	Talen Energy Supply LLC(d)	8.63%	06/01/2030	123,062
90,000	Tenet Healthcare Corp.	6.13%	06/15/2030	89,906
135,000	TMS International Corp.(d)	6.25%	04/15/2029	123,420
70,000	TransDigm, Inc.	4.63%	01/15/2029	65,044
55,000	TransDigm, Inc.(d)	6.38%	03/01/2029	55,240
35,000	TreeHouse Foods, Inc.	4.00%	09/01/2028	31,435
20,000	Uber Technologies, Inc.(d)	6.25%	01/15/2028	20,098
95,000	UKG, Inc.(d)	6.88%	02/01/2031	96,848
115,000	Univision Communications, Inc.(d)	6.63%	06/01/2027	112,576
10,000	Univision Communications, Inc.(d)	7.38%	06/30/2030	9,896
65,000	US Foods, Inc.(d)	4.63%	06/01/2030	60,393
95,000	US Foods, Inc.(d)	7.25%	01/15/2032	98,988
30,000	USA Compression Partners LP / USA Compression Finance Corp.	6.88%	09/01/2027	30,090
195,000	USA Compression Partners LP / USA Compression Finance Corp.(d)	7.13%	03/15/2029	197,553
90,000	Venture Global LNG, Inc.(d)	8.13%	06/01/2028	91,873
110,000	Venture Global LNG, Inc.(d)	9.50%	02/01/2029	118,634
325,000	Venture Global LNG, Inc.(d)	8.38%	06/01/2031	335,365
65,000	Vistra Operations Co. LLC(d)	5.00%	07/31/2027	62,994
40,000	Vistra Operations Co. LLC(d)	7.75%	10/15/2031	41,920
165,000	Vital Energy, Inc.(d)	7.88%	04/15/2032	167,748
65,000	Walgreens Boots Alliance, Inc.	4.10%	04/15/2050	47,732
65,000	Wand NewCo 3, Inc.(d)	7.63%	01/30/2032	67,279
245,000	WASH Multifamily Acquisition, Inc.(d)	5.75%	04/15/2026	239,668
50,000	Weatherford International, Ltd.(d)	8.63%	04/30/2030	52,240
100,000	Weekley Homes LLC / Weekley Finance Corp.(d)	4.88%	09/15/2028	92,555
110,000	WESCO Distribution, Inc.(d)	6.63%	03/15/2032	111,918
180,000	Western Midstream Operating LP	5.50%	08/15/2048	159,322
70,000	Williams Scotsman, Inc.(d)	7.38%	10/01/2031	72,799
110,000	Windsor Holdings III LLC(d)	8.50%	06/15/2030	115,473
95,000	WR Grace Holdings LLC(d)	4.88%	06/15/2027	90,405
60,000	WR Grace Holdings LLC(d)	5.63%	08/15/2029	53,756
70,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	5.13%	10/01/2029	66,383
55,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.(d)	7.13%	02/15/2031	56,954
140,000	Zayo Group Holdings, Inc.(d)	4.00%	03/01/2027	115,364
35,000	ZF North America Capital, Inc.(d)	6.88%	04/14/2028	36,336

See Notes to Financial Statements.

80	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

Principal Amount/Description		Rate	Maturity	Value
$35,000	ZF North America Capital, Inc.(d)	7.13%	04/14/2030	$36,912
				30,065,583

TOTAL HIGH YIELD DEBT
(Cost $40,846,948)				40,558,028

Shares/Description		Value
WARRANTS - 0.01%
11	Toys R Us Propco Warrant, Strike Price 0.00, Expires 12/31/2049(a)	–
237	Windstream Holdings Inc - Pvt Warrant, Strike Price 0.00, Expires 12/31/2049	2,251

TOTAL WARRANTS
(Cost $105,685)		2,251

SHORT-TERM INVESTMENTS - 2.29%
1,242,883	State Street Institutional Trust (7 Day Yield 5.25%)	1,242,883

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,242,883)		1,242,883

TOTAL INVESTMENTS - 99.93%
(Cost $54,617,146)		$54,161,586
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		39,815
NET ASSETS - 100.00%		$54,201,401

Investment Abbreviations:

EURIBOR - Euro Interbank Offered Rate

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

Rates:

1M US L - 1 Month LIBOR as of March 31, 2024 was 5.44%

3M US L - 3 Month LIBOR as of March 31, 2024 was 5.56%

6M US L - 6 Month LIBOR as of March 31, 2024 was 5.65%

3M EUR L - 3 Month EURIBOR as of March 31, 2024 was 3.89%

6M EUR L - 6 Month EURIBOR as of March 31, 2024 was 3.85%

5Y EUR SWAP - 5 Year Euro ICE Swap Rate as of March 31, 2024 was 2.70%

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	81

RiverNorth/Oaktree High Income Fund	Schedule of Investments

March 31, 2024 (Unaudited)

(a)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(b)	Non-income producing security.

(c)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $27,481,404, which represents approximately 50.70% of net assets as of March 31, 2024.

(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, as amended, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, as amended, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees (the "Board"). As of March 31, 2024, the aggregate fair value of those securities was $3,674,423, representing 6.78% of net assets.

(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at March 31, 2024	Fund Delivering	U.S. $ Value at March 31, 2024	Unrealized Appreciation
State Street Corporation	4/5/2024	USD	7,437,963	EUR	7,389,720	$48,243
State Street Corporation	4/5/2024	USD	62,796	EUR	62,181	615
State Street Corporation	4/5/2024	USD	673,246	GBP	670,165	3,081
						$51,939

State Street Corporation	4/5/2024	EUR	51,332	USD	51,873	$(541)
State Street Corporation	4/5/2024	EUR	38,842	USD	38,981	(139)
State Street Corporation	4/5/2024	USD	8,255	GBP	8,259	(4)
						$(684)

See Notes to Financial Statements.

82	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statement of Assets and Liabilities	March 31, 2024 (Unaudited)

ASSETS:
Investment in securities:
At cost	$43,296,546
At value	$47,160,788
Cash	9,278
Foreign currency, at value (Cost $279)	289
Receivable for fund investments sold	490,744
Dividends receivable	56,524
Interest receivable	25,353
Receivable for fund shares sold	1,645
Prepaid expenses and other assets	25,028
Total Assets	47,769,649
LIABILITIES:
Payable for fund investments purchased	215,156
Payable for fund shares redeemed	179,424
Payable to Adviser	39,802
Payable for fund accounting and administration fees	6,828
Accrued 12b-1 fees - Class R Shares	3,735
Payable for custodian fees	1,041
Payable for audit fees	10,390
Payable to transfer agent	9,146
Loan facility fee payable	4,045
Other accrued expenses	27,359
Total Liabilities	496,926
Net Assets	$47,272,723
NET ASSETS CONSIST OF:
Paid-in capital	$48,338,943
Total distributable earnings/(accumulated deficit)	(1,066,221)
Net Assets	$47,272,722
PRICING OF SHARES:
Class I Shares
Net Assets	$29,740,693
Shares of common stock outstanding
(unlimited number of shares, no par value)	3,991,420
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.45
Class R Shares
Net Assets	$17,532,030
Shares of common stock outstanding
(unlimited number of shares, no par value)	2,348,951
Net Asset Value Per Share, Offering and Redemption Price Per Share	$7.46

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2024	83

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2024 (Unaudited)

ASSETS:
Investment in securities:
At cost	$1,376,523,767
At value	$1,212,544,843
Investment in affiliates:
At cost	38,158,745
At value	35,086,342
Cash	459,956
Foreign currency, at value (Cost $269)	268
Interest receivable	8,454,357
Receivable for fund shares sold	3,184,967
Receivable for fund investments sold	1,719,469
Dividends receivable	1,426,646
Cash segregated at custodian for forward foreign currency contracts	465,260
Variation margin receivable	50,312
Prepaid expenses and other assets	89,528
Total Assets	1,263,481,948
LIABILITIES:
Payable for fund investments purchased	7,063,363
Payable for fund shares redeemed	3,013,734
Payable to Adviser	777,709
Payable for fund accounting and administration fees	70,706
Accrued 12b-1 fees - Class R Shares	12,350
Payable for custodian fees	7,922
Payable for audit fees	39,002
Payable to transfer agent	6,531
Loan facility fee payable	82,402
Other accrued expenses	18,409
Total Liabilities	11,092,128
Net Assets	$1,252,389,820
NET ASSETS CONSIST OF:
Paid-in capital	$1,591,738,762
Total distributable earnings/(accumulated deficit)	(339,348,942)
Net Assets	$1,252,389,820

See Notes to Financial Statements.

84	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statement of Assets and Liabilities	March 31, 2024 (Unaudited)

PRICING OF SHARES:
Class I Shares
Net Assets	$1,198,022,584
Shares of common stock outstanding
(unlimited number of shares, no par value)	136,492,389
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.78
Class R Shares
Net Assets	$54,367,236
Shares of common stock outstanding
(unlimited number of shares, no par value)	6,179,969
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.80

Semi-Annual Report | March 31, 2024	85

RiverNorth/Oaktree High Income Fund
Statement of Assets and Liabilities	March 31, 2024 (Unaudited)

ASSETS:
Investment in securities:
At cost	$54,617,146
At value	$54,161,586
Cash	60,395
Foreign currency, at value (Cost $25,921)	25,820
Interest receivable	698,762
Receivable for fund investments sold	76,626
Unrealized appreciation on forward foreign currency contracts	51,938
Dividends receivable	15,220
Prepaid expenses and other assets	26,398
Total Assets	55,116,745
LIABILITIES:
Payable for fund investments purchased	357,934
Payable for fund shares redeemed	478,740
Unrealized depreciation on forward foreign currency contracts	684
Payable to Adviser	31,490
Payable for fund accounting and administration fees	15,662
Accrued 12b-1 fees - Class R Shares	808
Payable for custodian fees	2,348
Payable for audit fees	10,599
Payable to transfer agent	6,740
Loan facility fee payable	3,694
Other accrued expenses	6,645
Total Liabilities	915,344
Net Assets	$54,201,401
NET ASSETS CONSIST OF:
Paid-in capital	$61,875,454
Total distributable earnings/(accumulated deficit)	(7,674,054)
Net Assets	$54,201,400
PRICING OF SHARES:
Class I Shares
Net Assets	$50,328,063
Shares of common stock outstanding
(unlimited number of shares, no par value)	5,722,576
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.79
Class R Shares
Net Assets	$3,873,338
Shares of common stock outstanding
(unlimited number of shares, no par value)	440,851
Net Asset Value Per Share, Offering and Redemption Price Per Share	$8.79

See Notes to Financial Statements.

86	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statement of Operations	For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,642,844
Interest income	86,996
Total Investment Income	1,729,840
EXPENSES:
Investment Adviser fee	225,289
Legal expenses	29,503
Transfer agent expenses	26,842
Accounting and administration fee	23,311
12b-1 fees - Class R Shares	21,303
Audit expenses	14,273
Registration expenses	13,093
Compliance expense	11,864
Printing expenses	7,015
Facility loan fees	4,630
Trustee expenses	2,827
Custodian expenses	1,539
Insurance expenses	291
Miscellaneous expenses	4,388
Total Expenses	386,168
Net Investment Income	1,343,672

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(765,857)
Net realized loss	(765,857)
Net change in unrealized appreciation/depreciation on:
Investments	6,468,072
Translation of assets and liabilities denominated in foreign currencies	5
Net change in unrealized appreciation/depreciation	6,468,077
Net Realized and Unrealized Gain on Investments	5,702,220
Net Increase in Net Assets Resulting from Operations	$7,045,892

Semi-Annual Report | March 31, 2024	87

RiverNorth/DoubleLine Strategic Income Fund
Statement of Operations	For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$12,862,787
Dividend income from affiliated securities	1,085,022
Interest income	24,319,757
Other income	42,291
Foreign taxes withheld	(2,965)
Total Investment Income	38,306,892

EXPENSES:
Investment Adviser fee	4,570,194
Accounting and administration fee	499,042
Facility loan fees	142,038
Legal expenses	110,999
Transfer agent expenses	82,643
Trustee expenses	80,032
Compliance expense	78,742
12b-1 fees - Class R Shares	71,303
Printing expenses	52,847
Registration expenses	50,833
Audit expenses	29,329
Custodian expenses	28,127
Insurance expenses	15,210
Miscellaneous expenses	45,600
Total expenses	5,856,939
Less fees waived/reimbursed by Investment Adviser:	(98,441)
Net Expenses	5,758,498
Net Investment Income	32,548,394

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(32,190,122)
Futures Contracts	(236,629)
Net realized loss	(32,426,751)
Net change in unrealized appreciation/depreciation on:
Investments	108,804,747
Affiliated Investments	1,426,568
Futures Contracts	1,294,947
Translation of assets and liabilities denominated in foreign currencies	5
Net change in unrealized appreciation/depreciation	111,526,267
Net Realized and Unrealized Gain on Investments	79,099,516
Net Increase in Net Assets Resulting from Operations	$111,647,910

See Notes to Financial Statements.

88	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund
Statement of Operations	For the Six Months Ended March 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividend income	$220,538
Interest income	1,782,267
Other income	7,787
Foreign taxes withheld	21
Total Investment Income	2,010,613

EXPENSES:
Investment Adviser fee	268,572
Accounting and administration fee	60,532
Transfer agent expenses	20,072
Audit expenses	14,387
Compliance expense	12,287
Registration expenses	11,003
Custodian expenses	5,721
Facility loan fees	5,345
Printing expenses	4,775
Legal expenses	4,620
12b-1 fees - Class R Shares	4,588
Trustee expenses	3,473
Insurance expenses	320
Miscellaneous expenses	5,202
Total expenses	420,897
Less fees waived/reimbursed by Investment Adviser:
Class I Shares	(49,977)
Class R Shares	(3,688)
Net Expenses	367,232
Net Investment Income	1,643,381

REALIZED AND UNREALIZED GAIN/(LOSS):
Net realized gain/(loss) on:
Investments	(324,588)
Forward foreign currency contracts	(35,133)
Translation of assets and liabilities denominated in foreign currencies	5,085
Net realized loss	(354,636)
Net change in unrealized appreciation/depreciation on:
Investments	2,770,516
Forward foreign currency contracts	(67,340)
Translation of assets and liabilities denominated in foreign currencies	(43)
Net change in unrealized appreciation/depreciation	2,703,133
Net Realized and Unrealized Gain on Investments, translation of assets and liabilities denominated in foreign currencies and forward foreign currency contracts	2,348,497
Net Increase in Net Assets Resulting from Operations	$3,991,878

Semi-Annual Report | March 31, 2024	89

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,343,672	$2,129,229
Net realized loss	(765,857)	(2,392,542)
Long-term capital gains from other investment companies	–	270,808
Net change in unrealized appreciation/depreciation on investments	6,468,077	4,958,382
Net increase in net assets resulting from operations	7,045,892	4,965,877

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(564,630)	(1,233,587)
Class R shares	(321,316)	(733,413)
From tax return of capital
Class I shares	–	(91,455)
Class R shares	–	(54,374)
Net decrease in net assets from distributions to shareholders	(885,946)	(2,112,829)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	1,305,490	2,173,544
Reinvestment of distributions	511,996	1,200,482
Cost of shares redeemed	(2,568,560)	(5,643,870)
Net decrease in net assets from capital share transactions	(751,074)	(2,269,844)
Class R Shares
Proceeds from shares sold	140,623	214,048
Reinvestment of distributions	318,247	777,524
Cost of shares redeemed	(1,813,879)	(2,931,654)
Net decrease in net assets from capital share transactions	(1,355,009)	(1,940,082)
Net Increase/(Decrease) in Net Assets	4,053,863	(1,356,878)

NET ASSETS:
Beginning of period/year	$43,218,860	$44,575,738
End of period/year	$47,272,723	$43,218,860

See Notes to Financial Statements.

90	(888) 848-7569 | www.rivernorth.com

RiverNorth Core Opportunity Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	189,065	328,036
Shares issued in reinvestment of distributions	73,515	182,130
Shares redeemed	(371,445)	(853,125)
Net decrease from share transactions	(108,865)	(342,959)
Class R Shares
Shares sold	20,415	32,067
Shares issued in reinvestment of distributions	45,660	117,778
Shares redeemed	(259,241)	(442,877)
Net decrease from share transactions	(193,166)	(293,032)

Semi-Annual Report | March 31, 2024	91

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$32,548,394	$66,387,213
Net realized loss	(32,426,751)	(79,834,846)
Long-term capital gains from other investment companies	–	132,834
Net change in unrealized appreciation/depreciation on investments	111,526,267	53,538,659
Net increase in net assets resulting from operations	111,647,910	40,223,860

DISTRIBUTIONS TO SHAREHOLDERS:
Class I shares	(32,485,120)	(7,850,065)
Class R shares	(1,529,778)	(398,363)
From tax return of capital
Class I shares	–	(74,152,295)
Class R shares	–	(3,762,969)
Net decrease in net assets from distributions to shareholders	(34,014,898)	(86,163,692)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	244,510,871	490,566,723
Reinvestment of distributions	26,894,269	67,534,846
Cost of shares redeemed	(314,047,851)	(615,512,582)
Net decrease in net assets from capital share transactions	(42,642,711)	(57,411,013)
Class R Shares
Proceeds from shares sold	8,206,903	11,801,009
Reinvestment of distributions	1,462,643	4,040,154
Cost of shares redeemed	(17,917,379)	(25,210,864)
Net decrease in net assets from capital share transactions	(8,247,833)	(9,369,701)
Net Increase/(Decrease) in Net Assets	26,742,468	(112,720,546)

NET ASSETS:
Beginning of period/year	$1,225,647,352	$1,338,367,898
End of period/year	$1,252,389,820	$1,225,647,352

See Notes to Financial Statements.

92	(888) 848-7569 | www.rivernorth.com

RiverNorth/DoubleLine Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	28,821,728	57,165,416
Shares issued in reinvestment of distributions	3,145,393	7,972,440
Shares redeemed	(37,263,101)	(72,274,751)
Net decrease from share transactions	(5,295,980)	(7,136,895)
Class R Shares
Shares sold	947,068	1,375,355
Shares issued in reinvestment of distributions	170,748	476,071
Shares redeemed	(2,087,176)	(2,952,110)
Net decrease from share transactions	(969,360)	(1,100,684)

Semi-Annual Report | March 31, 2024	93

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,643,381	$3,197,007
Net realized loss	(354,636)	(1,063,761)
Net change in unrealized appreciation/depreciation	2,703,133	3,110,230
Net increase in net assets resulting from operations	3,991,878	5,243,476

DISTRIBUTIONS TO SHAREHOLDERS:
Class I Shares	(1,593,774)	(3,796,566)
Class R Shares	(112,973)	(279,109)
From tax return of capital
Class I Shares	–	(101,347)
Class R Shares	–	(7,451)
Net decrease in net assets from distributions to shareholders	(1,706,747)	(4,184,473)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	1,020,837	16,237,099
Reinvestment of distributions	1,593,431	3,897,073
Cost of shares redeemed	(3,894,536)	(15,868,053)
Net increase/(decrease) in net assets from capital share transactions	(1,280,268)	4,266,119

Class R Shares
Proceeds from shares sold	377,051	1,130,279
Reinvestment of distributions	112,849	285,386
Cost of shares redeemed	(383,096)	(1,718,999)
Net increase/(decrease) in net assets from capital share transactions	106,804	(303,334)

Net Increase in Net Assets	1,111,667	5,021,788

NET ASSETS:
Beginning of period/year	$53,089,734	$48,067,946
End of period/year	$54,201,401	$53,089,734

See Notes to Financial Statements.

94	(888) 848-7569 | www.rivernorth.com

RiverNorth/Oaktree High Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
OTHER INFORMATION:
Share Transactions:
Class I Shares
Shares sold	117,703	1,938,095
Shares issued in reinvestment of distributions	183,917	464,347
Shares redeemed	(447,641)	(1,887,488)
Net increase/(decrease) from share transactions	(146,021)	514,954

Class R Shares
Shares sold	43,561	133,097
Shares issued in reinvestment of distributions	13,033	34,069
Shares redeemed	(44,907)	(203,856)
Net increase/(decrease) from share transactions	11,687	(36,690)

Semi-Annual Report | March 31, 2024	95

RiverNorth Core Opportunity Fund	Class I

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):

Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)

Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

96	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$6.50		$6.12	$9.30	$7.43	$8.05	$10.88

0.21		0.31	0.17	0.28	0.16	0.24
0.88		0.38	(1.40)	2.11	(0.41)	(0.25	)(b)
1.09		0.69	(1.23)	2.39	(0.25)	(0.01)

(0.14)		(0.29)	(0.28)	(0.39)	(0.19)	(0.18)
–		–	(1.61)	(0.13)	(0.18)	(2.64)
–		(0.02)	(0.06)	–	–	–
(0.14)		(0.31)	(1.95)	(0.52)	(0.37)	(2.82)
–		–	–	–	–	0.00	(c)
0.95		0.38	(3.18)	1.87	(0.62)	(2.83)
$7.45		$6.50	$6.12	$9.30	$7.43	$8.05
16.94	%(e)	11.37%	(16.70%)	32.96%	(3.00%)	3.51%

$29,741		$26,662	$27,196	$54,868	$49,994	$66,662

N/A	(g)	N/A	N/A	N/A	N/A	1.22%

N/A	(g)	N/A	N/A	N/A	N/A	1.22%

N/A	(g)	N/A	N/A	N/A	N/A	2.88%

N/A	(g)	N/A	N/A	N/A	N/A	2.88%

1.62	%(g)	1.49%	1.39%	1.33%	1.29%	1.22%

1.62	%(g)	1.49%	1.39%	1.33%	1.29%	1.22%

6.05	%(g)	4.75%	2.17%	3.19%	2.10%	2.88%

6.05	%(g)	4.75%	2.17%	3.19%	2.10%	2.88%
17	%(e)	60%	106%	182%	110%	36%

Semi-Annual Report | March 31, 2024	97

RiverNorth Core Opportunity Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.

98	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth Core Opportunity Fund	Class R

Financial Highlights

Net asset value - beginning of period
Income/(Loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations
Less distributions:
From net investment income
From net realized gain on investments
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/ (decrease) in net asset value
Net asset value - end of period
Total Return(d)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(f)
Ratio of net investment income to average net assets excluding fee waivers and reimbursements(f)
Ratio of net investment income to average net assets including fee waivers and reimbursements(f)
Portfolio turnover rate

See Notes to Financial Statements.

100	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$6.51		$6.13	$9.31	$7.44	$8.06	$10.89

0.20		0.30	0.14	0.25	0.15	0.22
0.88		0.38	(1.39)	2.12	(0.42)	(0.26	)(b)
1.08		0.68	(1.25)	2.37	(0.27)	(0.04)

(0.13)		(0.28)	(0.26)	(0.37)	(0.18)	(0.17)
–		–	(1.61)	(0.13)	(0.17)	(2.62)
–		(0.02)	(0.06)	–	–	–
(0.13)		(0.30)	(1.93)	(0.50)	(0.35)	(2.79)
–		–	–	–	–	0.00	(c)
0.95		0.38	(3.18)	1.87	(0.62)	(2.83)
$7.46		$6.51	$6.13	$9.31	$7.44	$8.06
16.77	%(e)	11.07%	(16.88%)	32.58%	(3.24%)	3.23%

$17,532		$16,557	$17,380	$25,705	$27,213	$40,344

N/A(g)		N/A	N/A	N/A	N/A	1.48%
N/A(g)		N/A	N/A	N/A	N/A	1.48%

N/A(g)		N/A	N/A	N/A	N/A	2.62%

N/A(g)		N/A	N/A	N/A	N/A	2.62%

1.87	%(g)	1.74%	1.64%	1.58%	1.54%	1.48%
1.87	%(g)	1.74%	1.64%	1.58%	1.54%	1.48%

5.82	%(g)	4.51%	1.86%	2.88%	1.93%	2.62%

5.82	%(g)	4.51%	1.86%	2.88%	1.93%	2.62%
17	%(e)	60%	106%	182%	110%	36%

Semi-Annual Report | March 31, 2024	101

RiverNorth Core Opportunity Fund	Class R

Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e)	Not annualized.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(g)	Annualized.

See Notes to Financial Statements.

102	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

104	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$8.23		$8.51	$10.52	$10.20	$10.33	$10.08

0.23		0.44	0.21	0.38	0.45	0.52
0.56		(0.14)	(1.64)	0.38	(0.10)	0.28
0.79		0.30	(1.43)	0.76	0.35	0.80

(0.24)		(0.06)	(0.58)	(0.44)	(0.46)	(0.55)
–		(0.52)	–	–	(0.02)	–
(0.24)		(0.58)	(0.58)	(0.44)	(0.48)	(0.55)
–		–	–	–	–	0.00 (b)
0.55		(0.28)	(2.01)	0.32	(0.13)	0.25
$8.78		$8.23	$8.51	$10.52	$10.20	$10.33

9.71	%(d)	3.50%	(14.04%)	7.52%	3.51%	8.21%

$1,198,023		$1,166,687	$1,267,978	$1,894,398	$1,686,872	$1,858,103

N/A(f)		N/A	N/A	N/A	N/A	0.86%
N/A(f)		N/A	N/A	N/A	N/A	0.86%

N/A(f)		N/A	N/A	N/A	N/A	5.13%

N/A(f)		N/A	N/A	N/A	N/A	5.13%

0.95	%(f)	0.91%	0.88%	0.87%	0.87%	0.86%
0.93	%(f)	0.90%	0.87%	0.86%	0.87%	0.86%

5.34	%(f)	5.18%	2.10%	3.66%	4.42%	5.13%

5.35	%(f)	5.18%	2.10%	3.66%	4.42%	5.13%
44	%(d)	68%	104%	100%	81%	60%

Semi-Annual Report | March 31, 2024	105

RiverNorth/DoubleLine Strategic Income Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

106	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Ratios to Average Net Assets (excluding interest expense):
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

108	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$8.25		$8.53	$10.54	$10.22	$10.35	$10.09

0.22		0.38	0.17	0.36	0.43	0.50
0.56		(0.10)	(1.63)	0.37	(0.10)	0.28
0.78		0.28	(1.46)	0.73	0.33	0.78

(0.23)		(0.06)	(0.55)	(0.41)	(0.44)	(0.52)
–		(0.50)	–	–	(0.02)	–
(0.23)		(0.56)	(0.55)	(0.41)	(0.46)	(0.52)
–		–	–	–	–	0.00 (b)
0.55		(0.28)	(2.01)	0.32	(0.13)	0.26
$8.80		$8.25	$8.53	$10.54	$10.22	$10.35

9.55	%(d)	3.24%	(14.23%)	7.23%	3.24%	8.03%

$54,367		$58,961	$70,390	$140,863	$129,355	$167,141

N/A(f)		N/A	N/A	N/A	N/A	1.11%
N/A(f)		N/A	N/A	N/A	N/A	1.11%

N/A(f)		N/A	N/A	N/A	N/A	4.90%

N/A(f)		N/A	N/A	N/A	N/A	4.90%

1.20	%(f)	1.17%	1.13%	1.12%	1.12%	1.11%
1.18	%(f)	1.15%	1.12%	1.11%	1.12%	1.11%

5.06	%(f)	4.47%	1.67%	3.41%	4.18%	4.90%

5.08	%(f)	4.47%	1.67%	3.42%	4.18%	4.90%
44	%(d)	68%	104%	100%	81%	60%

(a)	Based on average shares outstanding during the period.

Semi-Annual Report | March 31, 2024	109

RiverNorth/DoubleLine Strategic Income Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented

(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

110	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class I
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)
Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

112	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented

For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$8.43		$8.26	$9.53	$9.09	$9.55	$9.58

0.27		0.50	0.33	0.33	0.34	0.38
0.37		0.35	(1.27)	0.44	(0.35)	0.07
0.64		0.85	(0.94)	0.77	(0.01)	0.45

(0.28)		(0.66)	(0.33)	(0.33)	(0.37)	(0.48)
–		(0.02)	–	–	(0.08)	–
(0.28)		(0.68)	(0.33)	(0.33)	(0.45)	(0.48)
–		–	–	–	–	0.00 (b)
0.36		0.17	(1.27)	0.44	(0.46)	(0.03)
$8.79		$8.43	$8.26	$9.53	$9.09	$9.55

7.65	%(d)	10.59%	(10.03%)	8.55%	(0.02%)	4.85%

$50,328		$49,475	$44,223	$41,386	$40,375	$45,306

1.55	%(f)	1.57%	1.62%	1.75%	N/A	1.58%
1.35	%(f)	1.35%	1.35%	1.35%	N/A	1.36%

6.12	%(f)	5.72%	3.38%	3.07%	N/A	3.83%

6.32	%(f)	5.94%	3.65%	3.47%	N/A	4.05%

1.55	%(f)	1.57%	1.62%	1.75%	1.69%	1.57%
1.35	%(f)	1.35%	1.35%	1.35%	1.35%	1.35%

6.12	%(f)	5.72%	3.38%	3.07%	3.43%	3.84%

6.32	%(f)	5.94%	3.65%	3.47%	3.78%	4.06%
26	%(d)	75%	57%	72%	80%	52%

Semi-Annual Report | March 31, 2024	113

RiverNorth/Oaktree High Income Fund	Class I
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

114	(888) 848-7569 | www.rivernorth.com

Intentionally Left Blank

RiverNorth/Oaktree High Income Fund	Class R
Financial Highlights

Net asset value - beginning of period
Income/(loss) from investment operations:
Net investment income(a)
Net realized and unrealized gain/(loss) on investments
Total income/(loss) from investment operations

Less distributions:
From net investment income
From tax return of capital
Total distributions
Paid-in capital from redemption fees(a)
Net increase/(decrease) in net asset value
Net asset value - end of period

Total Return(c)

Supplemental Data:
Net assets, end of period (in thousands)

Ratios to Average Net Assets (including interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)

Ratios to Average Net Assets (excluding interest expense)
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)

Ratio of net investment income to average net assets excluding fee waivers and reimbursements(e)

Ratio of net investment income to average net assets including fee waivers and reimbursements(e)
Portfolio turnover rate

See Notes to Financial Statements.

116	(888) 848-7569 | www.rivernorth.com

For a share outstanding throughout the periods presented
For the Six Months Ended March 31, 2024 (Unaudited)		For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021	For the Year Ended September 30, 2020	For the Year Ended September 30, 2019
$8.42		$8.25	$9.52	$9.08	$9.54	$9.58

0.26		0.48	0.31	0.30	0.32	0.36
0.38		0.35	(1.27)	0.45	(0.36)	0.05
0.64		0.83	(0.96)	0.75	(0.04)	0.41

(0.27)		(0.64)	(0.31)	(0.31)	(0.35)	(0.45)
–		(0.02)	–	–	(0.07)	–
(0.27)		(0.66)	(0.31)	(0.31)	(0.42)	(0.45)
–		–	–	–	–	0.00 (b)
0.37		0.17	(1.27)	0.44	(0.46)	(0.04)
$8.79		$8.42	$8.25	$9.52	$9.08	$9.54

7.64	%(d)	10.33%	(10.27%)	8.31%	(0.27%)	4.48%

$3,873		$3,615	$3,845	$4,548	$4,989	$5,937

1.80	%(f)	1.82%	1.88%	2.00%	N/A	1.83%
1.60	%(f)	1.60%	1.60%	1.60%	N/A	1.61%

5.87	%(f)	5.46%	3.10%	2.83%	N/A	3.58%

6.07	%(f)	5.69%	3.37%	3.22%	N/A	3.80%

1.80	%(f)	1.82%	1.88%	2.00%	1.95%	1.82%
1.60	%(f)	1.60%	1.60%	1.60%	1.60%	1.60%

5.87	%(f)	5.46%	3.10%	2.83%	3.19%	3.59%

6.07	%(f)	5.69%	3.37%	3.22%	3.53%	3.81%
26	%(d)	75%	57%	72%	80%	52%

Semi-Annual Report | March 31, 2024	117

RiverNorth/Oaktree High Income Fund	Class R
Financial Highlights	For a share outstanding throughout the periods presented

(a)	Based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(f)	Annualized.

See Notes to Financial Statements.

118	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two classes of shares, Class I Shares (inception date of August 11, 2014) and Class R Shares (inception date of December 27, 2006). The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC ("RiverNorth" or the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two classes of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth. The High Income Fund’s sub-adviser is Oaktree Fund Advisors, LLC (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”). Effective August 10, 2021, as part of an internal corporate reorganization, Oaktree Capital Management, L.P., the Fund’s previous sub-adviser, transferred its sub-advisory agreement with the High Income Fund to Oaktree Capital. The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the "Exchange") on March 31, 2024.

Semi-Annual Report | March 31, 2024	119

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Security Valuation: The Funds’ assets and other financial instruments are recorded at their estimated fair value as described in Note 3.

Security Transactions and Related Income: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds, and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities ("IO Strips") are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern Time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s net asset value ("NAV"). The tax is paid when the gain is realized and is included in capital gains tax in the Statements of Operations. During the six months ended March 31, 2024, no foreign capital gains tax was accrued or paid by the Fund.

Other: The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

120	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Principal Investment Risks: All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds, please refer to the prospectus of each Fund.

Share Valuation: The NAV is generally calculated as of the close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the Exchange is open. The NAV is calculated by taking the total value of each Fund’s or class’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the NAV per share.

Expenses: Some expenses of the Trust can be directly attributed to a Fund or a Fund specific share class. Expenses which cannot be directly attributed are apportioned among all Funds and Fund series classes in the Trust based on average net assets or another method approved by the Board.

Federal Income Taxes: The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by distributing substantially all of its taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

As of and during the six months ended March 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statements of Operations. During the six months ended March 31, 2024, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Funds.

Semi-Annual Report | March 31, 2024	121

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Funds value their investments at fair value. Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5 under the 1940 Act, the Board approved updated valuation procedures for the Funds and designated the Adviser as the Funds’ valuation designee to make all fair valuation determinations with respect to each of the Funds’ portfolio investments, subject to the Board's oversight.

Equity securities, including common stocks, warrants, closed-end funds, exchange traded funds, preferred stocks, business development companies and special purpose acquisition companies, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

122	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Futures contracts are normally valued at the final settlement price or official closing price provided by independent pricing services. These securities will be categorized as Level 1 securities.

Investments in mutual funds, including short-term investments and open-end funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, convertible corporate bonds, U.S. government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. government/agency mortgage backed securities, business development companies-preferred shares and notes, bank loans, collateralized loan obligations, equity-linked notes, municipal bonds, mortgage-backed securities, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Semi-Annual Report | March 31, 2024	123

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Funds invest default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds, or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at March 31, 2024 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$38,933,036	$–	$–	$38,933,036
Exchange Traded Funds	3,459,472	–	–	3,459,472
Preferred Stocks	376,776	–	–	376,776
U.S. Corporate Bonds	–	1,555,342	–	1,555,342
U.S. Government Bonds and Notes	–	993,132	–	993,132
Warrants	4,989	–	–	4,989
Short-Term Investments	1,838,041	–	–	1,838,041
Total	$44,612,314	$2,548,474	$–	$47,160,788

124	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Strategic Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3		Total
Closed-End Funds	$252,275,622	$–	$–		$252,275,622
Business Development Companies	–	1,291,751	–		1,291,751
Business Development Companies - Preferred Shares	1,118,918	3,539,381	–		4,658,299
Common Stocks	–	283,708	–		283,708
Open-End Funds	35,086,342	–	–		35,086,342
Preferred Stocks	13,843,845	–	–		13,843,845
Foreign Corporate Bonds	–	54,337,327	–		54,337,327
U.S. Corporate Bonds	–	132,162,186	–		132,162,186
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	4,299,829	–		4,299,829
Bank Loans	–	16,442,718	–		16,442,718
Collateralized Loan Obligations	–	61,931,446	–		61,931,446
Equity - Linked Notes	–	–	–	***	–
Non-Agency Collateralized Mortgage Obligations	–	212,947,279	–		212,947,279
U.S. Government Bonds and Notes	–	185,047,969	–		185,047,969
Mortgage-Backed Securities	–	30,953,648	–		30,953,648
U.S. Government / Agency Mortgage Backed Securities	–	192,532,439	–		192,532,439
Warrants	–	–	–	***	–
Short-Term Investments	49,536,777	–	–		49,536,777
Total	$351,861,504	$895,769,681	$–		$1,247,631,185

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Liabilities
Future Contracts	$124,072	$–	$–	$124,072
Future Contract Sold	80,211	–	–	80,211
Total	$204,283	$–	$–	$204,283

Semi-Annual Report | March 31, 2024	125

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

High Income Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$–	$1,099,492	$–	$1,099,492
Closed-End Funds	3,126,130	–	–	3,126,130
Common Stocks	–	33	88,646	88,679
Convertible Corporate Bond	–	17,558	–	17,558
Preferred Stocks	76,567	–	–	76,567
Bank Loans	–	7,967,556	–	7,967,556
High Yield Debt	–	40,540,470	–	40,540,470
Warrants	–	2,251	–	2,251
Short-Term Investments	1,242,883	–	–	1,242,883
Total	$4,445,580	$49,627,360	$88,646	$54,161,586

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$51,939	$–	$51,939
Liabilities
Forward Foreign Currency Contracts	$–	$(684)	$–	$(684)
Total	$–	$51,255	$–	$51,255

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.

**	Other financial instruments are derivative instruments reflected in the Summary of Investments. Futures contracts are reported at their unrealized appreciation/depreciation.

***	Level 3 security has no value.

The changes of the fair value of investments for which the Funds have used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of September 30, 2023	Accrued Discount/ premium	Return of Capital	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of March 31, 2024	Net change in unrealized appreciation/ (depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2024
High Income Fund
Common Stocks	$85,342	$–	$–	$–	$3,304	$–	$–	$–	$–	$88,646	$3,304
	$85,342	$–	$–	$–	$3,304	$–	$–	$–	$–	$88,646	$3,304

126	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2024:

Quantitative Information about Level 3 Fair Value Measurements

High Income Fund

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Common Stocks	$88,646	Market Comparable Companies	EBITDA Multiple	5.75x-6.75x (6.25x)

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Inputs	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease

On August 10, 2022 the Board approved the Adviser as each Fund's valuation designee, effective September 8, 2022, to make all fair valuation determinations with respect to each Fund's portfolio investments, subject to the Board's oversight and adopted all other updates pursuant to Rule 2a-5 under the 1940 Act.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments. The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as futures and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Semi-Annual Report | March 31, 2024	127

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures

The Funds may invest in futures contracts in accordance with their investment objectives. The Funds may do so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Funds’ investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a fund from liquidating an unfavorable position, and the fund would remain obligated to meet margin requirements until the position is closed. In addition, a fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The Funds are party to certain enforceable master netting arrangements, which provide for the right of offset under certain circumstances, such as the event of default.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

When a purchase or sale of a futures contract is made by a fund, the fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Funds upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposits with broker for futures contracts on the Statement of Assets and Liabilities. Each day the Funds may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by the Funds. Variation margin does not represent a borrowing or loan by the Funds but instead is a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the six months ended March 31, 2024, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked-to-market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Semi-Annual Report | March 31, 2024	129

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Assets and Liabilities as of March 31, 2024:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized appreciation on forward foreign currency contracts	$51,939
Strategic Income Fund	Interest rate risk (Future contracts)*	Variation margin receivable	$237,887

		Liabilities Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Unrealized depreciation on forward foreign currency contracts	$(684)
Strategic Income Fund	Interest rate risk (Future contracts)*	Variation margin receivable	$(33,604)

*	Fair Value represents the cumulative unrealized appreciation (depreciation) on open futures contracts as reported in the Fund’s Schedule of Investments. Only the variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as variation margin receivable.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

The effect of derivatives instruments on each Fund's Statement of Operations for the six months ended March 31, 2024:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized in Income
High Income Fund	Foreign exchange rate risk (Forward foreign currency contracts)	Net realized gain/(loss) on Forward Foreign Currency Contracts/ Net change in unrealized appreciation/ depreciation on Forward Foreign Currency Contracts	$(35,133)	$(67,340)
Strategic Income Fund	Interest rate risk (Future contracts)	Net realized gain/(loss) on Futures Contracts / Net change in unrealized appreciation/depreciation on Futures Contracts	$(236,629)	$1,294,947

The forward currency contracts average notional amount during the six months ended March 31, 2024, is noted below.

Fund	Average Notional Amount of Futures Contracts	Average Notional Amount of Forward Foreign Currency Contracts
High Income Fund	$–	$7,165,636
Strategic Income Fund	$33,603,591	$–

Offsetting Arrangements: Certain derivative contracts are executed under standardized netting agreements. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. These agreements mitigate counterparty credit risk by providing for a single net settlement with a counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

Semi-Annual Report | March 31, 2024	131

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of March 31, 2024.

Offsetting of Derivatives Asset

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Received(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$51,938	$–	$51,938	$(684)	$–	$51,254
Total	$51,938	$–	$51,938	$(684)	$–	$51,254

Offsetting of Derivatives Liability

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments Available for Offset(a)	Cash Collateral Pledged(a)	Net Amount
High Income Fund
Forward Foreign Currency Contracts	$684		$684	$(684)	$–	$–
Total	$684	$–	$684	$(684)	$–	$–

(a)	These amounts are limited to the derivatives asset/liability balance and, accordingly, do not include excess collateral received/pledged.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The Strategic Income Fund and High Income Fund may each invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Strategic Income Fund and High Income Fund will normally invest in corporate debt issuers in North America and Europe. The Strategic Income Fund’s and High Income Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Strategic Income Fund and High Income Fund may each invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Strategic Income Fund and High Income Fund will generally purchase assignments of these loans, in which case they will typically become lenders for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Strategic Income Fund and High Income Fund generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Strategic Income Fund and High Income Fund may each be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Strategic Income Fund and High Income Fund may each enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Strategic Income Fund and High Income Fund have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Strategic Income Fund and High Income Fund may each receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Strategic Income Fund and High Income Fund may each receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations.

6. ADVISORY FEES, TRUSTEE FEES AND OTHER AGREEMENTS

The Adviser serves as the investment adviser to the Funds. Under the terms of the management agreement (the “Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as it deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objectives and policies. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly in arrears at an annual rate of the average daily net assets of the Funds.

The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
Core Opportunity Fund	1.00%
Strategic Income Fund	0.75%
High Income Fund	1.00%

Semi-Annual Report | March 31, 2024	133

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

For the six months ended March 31, 2024, the Adviser earned fees of $225,289, $4,570,194, and $268,572, for the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund, respectively. Of those advisor fees, $39,802, $777,709, and $31,490 remained payable for the Core Opportunity Fund, the Strategic Income Fund, and the High Income Fund, respectively, as of March 31, 2024. The Adviser has contractually agreed to waive the High Income Fund’s management fees and/or reimburse expenses (excluding brokerage fees and commissions; borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; indirect expenses incurred by the underlying funds in which the Fund invests; and extraordinary expenses) of the High Income Fund until at least January 31, 2025 in order to maintain the Total Annual Fund Operating Expenses After Fee Deferral and/or Reimbursement at 1.60% and 1.35% for the Class R shares and Class I shares, respectively. This agreement may be terminated by the Board on 60 days’ written notice to the Adviser. Any waiver or reimbursement is subject to repayment by the High Income Fund within three years following the fiscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the repayment is approved by the Board. The recoupment period is limited to three years from the time the expenses were waived or incurred, and such recoupment is limited to the lesser of (i) the expense cap in effect at the time of the waiver, and (ii) the expense cap in effect at the time of recapture.

For the six months ended March 31, 2024, reimbursed expenses for the High Income Fund subject to potential recovery by year of expiration are as follows:

	Expiring September 30,
	2024	2025	2026	2027
High Income Fund
Class I	$87,997	$111,424	$109,573	$49,977
Class R	$10,048	$11,927	$8,271	$3,688
Total	$98,045	$123,351	$117,844	$53,665

The Adviser has contractually agreed to waive fees and/or reimburse certain expenses in an amount equal to the sum of any acquired fund fees and expenses, if any, incurred by the Strategic Income Fund that are attributable to the Strategic Income Fund’s investment in acquired funds managed by the Adviser or an investment adviser controlling, controlled by, or under common control with the Adviser until at least January 31, 2025. This contractual agreement will continue automatically for successive annual periods unless terminated by the Fund's Board of Trustees on 60 days' written notice to the Adviser.

For the six months ended March 31, 2024, the Adviser waived $98,441 in affiliated management fees attributable to the Strategic Income Fund related to the Fund's investment in an affiliated fund, the High Income Fund. The Investment Adviser Fee disclosed on the Strategic Income Fund's Statement of Operations is reflective of this waiver of affiliated management fees. The waived fees are not subject to recoupment by the Adviser.

DoubleLine is the investment sub-adviser to the Strategic Income Fund. Oaktree Capital is the investment sub-adviser to the High Income Fund. Under the terms of the sub-advisory agreements, the Sub-Advisers, subject to the supervision of the Adviser and the Board of Trustees, provide to the Strategic Income Fund and the High Income Fund such investment advice as deemed advisable and will furnish a continuous investment program for the portion of assets managed in the respective Fund consistent with the respective Fund's investment objective and policies. As compensation for its sub-advisory services, the Adviser, out of its own fee, is obligated to pay each Sub-Adviser a fee computed and accrued daily and paid monthly in arrears based on an annual rate of the average daily net assets of the Strategic Income Fund and the High Income Fund.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

ALPS Fund Services, Inc. (“ALPS”) provides the Funds with fund administration and fund accounting services. ALPS also serves as transfer agent, dividend paying and shareholder servicing agent for the Funds (“Transfer Agent”). ALPS receives an annual fee based on the Funds' average daily net assets, subject to certain minimums.

State Street Bank & Trust, Co. serves as the Funds’ custodian.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Funds to pay the Adviser for distribution and promotion expenses related to marketing shares of the Funds. The amount payable annually by the Class R shares of the Core Opportunity Fund, the Class R Shares of the Strategic Income Fund, and the Class R Shares of the High Income Fund is 0.25% of the average daily net assets. The expenses of the Funds’ Plan are reflected as 12b-1 fees in the Statements of Operations.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc., an affiliate of ALPS, to provide distribution services to the Funds. The Distributor serves as underwriter/distributor of shares of the Funds.

Trustees who are “interested persons” of the Trust receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $28,000 per year, plus $2,000 per meeting and $1,500 per special meeting attended from the Trust. In addition, the chair of the audit committee receives $1,111 annually and the lead independent Trustee receives $1,333 annually. The Trust reimburses each Trustee and Officer for his or her travel and other expenses relating to attendance at such meetings.

A Trustee and certain Officers of the Trust are also employees of the Adviser, the Distributor or ALPS.

The Trust's officers receive no compensation directly from the Trust for performing the duties of their offices. The Trust's Chief Compliance Officer ("CCO") provides compliance services to the Trust and is also an employee and CCO of the Adviser. The CCO receives compensation directly from the Adviser for his compliance services. The Trust reimburses the Adviser for certain compliance costs related to the Funds, inclusive of a portion of the CCO's compensation. The expenses of the CCO are reflected as Compliance expenses in the Statements of Operations.

Semi-Annual Report | March 31, 2024	135

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

7. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund.

The tax character of distributions paid by the Funds during the fiscal year ended September 30, 2023, was as follows:

	Ordinary Income	Tax-Exempt Income	Distributions paid from Long-Term Capital Gain	Return of Capital	Total
Core Opportunity Fund	$1,963,656	$3,344	$–	$145,829	$2,112,829
Strategic Income Fund	8,248,428	–	–	77,915,264	86,163,692
High Income Fund	4,075,675	–	–	108,798	4,184,473

Components of Distributable Earnings on a Tax Basis: The tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under GAAP. Accordingly, for the year ended September 30, 2023, certain differences were reclassified. The amounts reclassified did not affect net assets. The reclassifications were as follows:

	Paid-in Capital	Total Distributable Earnings
Core Opportunity Fund	$(22,222)	$22,222
Strategic Income Fund	–	–
High Income Fund	–	–

At September 30, 2023, the components of distributable earnings on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Other Cumulative Effect of Timing Differences	Total
Core Opportunity Fund	$–	$(3,736,981)	$(3,489,185)	$–	$(7,226,166)
Strategic Income Fund	–	(133,341,172)	(283,640,782)	–	(416,981,954)
High Income Fund	–	(6,325,780)	(3,265,316)	(368,088)	(9,959,184)

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RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Capital Losses: As of September 30, 2023, the following Funds had capital loss carryforwards which may reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax pursuant to the Code. The capital loss carryforwards may be carried forward indefinitely.

Capital losses carried forward were as follows:

Fund	Non-Expiring Short-Term	Non-Expiring Long- Term
Core Opportunity Fund	$1,863,589	$1,873,392
Strategic Income Fund	52,811,516	80,529,656
High Income Fund	1,083,557	5,242,223

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at March 31, 2024, were as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Appreciation on Foreign Currency and Derivatives	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$1,542,895	$(5,032,086)	$6	$(3,489,185)	$46,681,187
Strategic Income Fund*	16,277,181	(299,917,957)	(6)	(283,640,782)	1,497,144,560
High Income Fund*	229,112	(3,493,807)	(621)	(3,265,316)	55,657,851

*	The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is attributable primarily to passive foreign investment companies, wash sales, forward contract mark to market, tax treatment of premium amortization and tax treatment of certain other investments.

The High Income Fund elects to defer to the period ending September 30, 2024, late year ordinary losses in the amount of $368,088.

8. INVESTMENT TRANSACTIONS

Investment transactions for the six months ended March 31, 2024, excluding U.S. government obligations and short-term investments, were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$7,070,593	$7,893,154
Strategic Income Fund	522,828,659	582,653,733
High Income Fund	13,390,245	14,652,200

Semi-Annual Report | March 31, 2024	137

RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

Investment Transactions in long term U.S. Government Obligations for the six months ended March 31, 2024 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Core Opportunity Fund	$–	$1,162,597
Strategic Income Fund	367,739,153	362,643,069

9. INVESTMENTS IN AFFILIATED COMPANIES

The Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the six months ended March 31, 2024 were as follows:

Strategic Income Fund

Security Name	Market Value as of October 1, 2023	Purchases	Sales	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of March 31, 2024	Share Balance as of March 31, 2024	Dividends
RiverNorth/Oaktree High Income Fund	$32,574,784	$1,084,990	$–	$1,426,568	$–	$35,086,342	3,989,805	$1,085,022
				$1,426,568	$–	$35,086,342	3,989,805	$1,085,022

10. REVOLVING LINE OF CREDIT

On April 8, 2014, the Funds entered into a $100,000,000 committed, unsecured Revolving Credit Agreement with State Street Bank & Trust, Co. The Revolving Credit Agreement was most recently amended on March 28, 2023. The Revolving Credit Agreement expires on March 25, 2025. Borrowings under this arrangement bear interest at the higher of the Federal Funds Rate and the Overnight Bank Funding Rate in effect on the day the loan is made plus 1.25%, which was 6.58% at March 31, 2024. For the six months ended March 31, 2024, the Funds paid a facility fee on unloaned balances equal to the product of $100,000,000 less the principal amount of loans outstanding and 0.25%.

For the six months ended March 31, 2024, Core Opportunity Fund, Strategic Income Fund and High Income Fund had no borrowings under the Revolving Credit Agreement.

11. BENEFICIAL OWNERSHIP

On March 31, 2024, there were an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest are shown in the Statements of Changes in Net Assets.

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RiverNorth Funds	Notes to Financial Statements

March 31, 2024 (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Beneficial owners owning more than 25% of the voting securities for the benefit of their customers of each class of each Fund, as of March 31, 2024, are listed below:

Fund	Shareholder Name	Percentage Interest
Core Opportunity Fund – Class I	Pershing	46.40%
Core Opportunity Fund – Class R	Charles Schwab & Company, Inc.	52.90%
Core Opportunity Fund – Class R	National Financial Services, LLC	26.87%
Strategic Income Fund – Class I	Charles Schwab & Company, Inc.	47.33%
Strategic Income Fund – Class R	Charles Schwab & Company, Inc.	63.34%
High Income Fund – Class I	RiverNorth/DoubleLine Strategic Income Fund	69.72%
High Income Fund – Class R	Charles Schwab & Company, Inc.	88.98%

12. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

13. SUBSEQUENT EVENTS

The Trust has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Semi-Annual Report | March 31, 2024	139

RiverNorth Funds	Additional Information

March 31, 2024 (Unaudited)

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (888) 848-7569 and (2) from Form N-PX filed by the Funds with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS DISCLOSURE POLICY

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Part F of N-PORT. The Funds’ first and third fiscal quarters end on December 31 and June 30. The Form N-PORT must be made within 60 days of the end of the quarter. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. You may also obtain copies by calling the Funds at 1-888-848-7569 or on the Funds' website, www.rivernorth.com.

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RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2024 (Unaudited)

Consideration and Renewal of Investment Advisory Agreements with RiverNorth Capital Management, LLC

At an in-person meeting (the “Meeting”) of the Board of Trustees (the “Board”) of RiverNorth Funds (the “Trust”), held on November 6-7, 2023 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), considered the renewal of the management agreement (the “Management Agreement”) between RiverNorth Capital Management, LLC (“RiverNorth” or the “Adviser”) and the Trust on behalf of the RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”), RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) and the RiverNorth/Oaktree High Income Fund (the “High Income Fund” and together with the Core Opportunity Fund and the Strategic Income Fund, the “Funds”). The Board received materials compiled by the Adviser and the Funds’ administrator, including, among other items, a copy of the Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, organization, management and operations, the Adviser’s Form ADV, the Adviser’s audited financial statements, information regarding the Adviser’s assets under management, an overview of the Funds’ cumulative and annualized returns as compared to the Funds’ benchmarks, the Funds’ fact sheets for the quarter ended September 30, 2023, a performance comparison of the Funds compared to other funds managed by RiverNorth, information regarding the Adviser’s compliance programs and a third-party comparison report regarding the Funds’ performance and fees compared to benchmark indices and peer funds provided by FUSE Research Network, LLC (“FUSE”). The Trustees reviewed a memorandum from their independent legal counsel regarding the Trustees’ duties in considering the approval of advisory agreements. The Board considered the following factors, among others, in reaching its determination to renew the Management Agreement: (i) the investment performance of the Funds and the investment performance of the Adviser, (ii) the nature, extent and quality of the services provided by the Adviser to the Funds, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by the Adviser and any of its affiliates from the relationship with each Fund, (v) the extent to which economies of scale will be realized by each Fund as it grows, and (vi) whether each Fund’s fee levels reflected the economics of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weights to the various factors in reaching conclusions with respect to the Management Agreement. Although not meant to be all-inclusive, the following discussion summarizes the factors considered and conclusions reached by the Trustees at the Meeting, including during executive sessions with their independent legal counsel, in determining to renew the Management Agreement.

Performance, Fees and Expenses

Core Opportunity Fund

Regarding the Core Opportunity Fund, the Board reviewed the performance of the Fund’s Retail Class shares for the three month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2023. These returns were compared to the returns of mutual funds in FUSE’s Moderate Allocation peer group (the “Moderate Allocation Peer Group”) and a peer universe consisting of all funds in the Moderate Allocation Peer Group and all other Moderate Allocation funds (the “Moderate Allocation Universe”). The Moderate Allocation Peer Group and the Moderate Allocation Universe included funds with similar pricing features as the Core Opportunity Fund, excluding outliers. The Board observed that the Fund had outperformed the Moderate Allocation Peer Group median for the three-month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2023. The Board further noted that the Fund had outperformed the Moderate Allocation Universe for the three-month, one-year, three-year and since inception periods ended September 30, 2023 and underperformed the Moderate Allocation Universe for the five-year and ten-year periods ended September 30, 2023. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s Retail Class shares had outperformed the Multi-alternative universe median for the one-year period ended September 30, 2023 and underperformed the Multi-alternative universe median for the three- and five-year periods ended September 30, 2023.

Semi-Annual Report | March 31, 2024	141

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2024 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the Moderate Allocation Peer Group and Moderate Allocation Universe. The Board noted that the Core Opportunity Fund’s Retail Class shares’ annual net expense ratio was higher than the Moderate Allocation Peer Group median. The Board also noted that the annual net expense ratio placed the Core Opportunity Fund in the lowest quartile for the Moderate Allocation Universe. Differences in strategies as compared to both the funds in the Moderate Allocation Peer Group and the Moderate Allocation Universe were recalled, as well as the fact that certain peer funds did not have a similar share class as the Fund’s Retail Class shares.

The Board also noted that the annual management fee for the Fund was above the median paid by the Moderate Allocation Peer Group funds, but within the range of the peers. The Board noted the differences in strategies between the Fund and the funds included in the Moderate Allocation Peer Group, highlighting the active management of the Fund’s portfolio. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses for the Fund’s Retail Class shares were below the Multi-alternative universe medians. The Board, including the Independent Trustees, determined that the Fund’s fees were reasonable given the unique investment characteristics of the Fund and the nature of the services provided by the Adviser.

Strategic Income Fund

Regarding the Strategic Income Fund, the Board reviewed the performance of the Fund’s Class I shares for the three month, one-year, three-year, five-year, ten-year and since inception periods ended September 30, 2023. These returns were compared to the returns of mutual funds in FUSE’s Multisector Bond fund peer group (the “Multisector Peer Group”) and a peer universe consisting of all funds in the Multisector Peer Group and all other Multisector Bond funds (the “Multisector Universe”). The Multisector Peer Group and the Multisector Universe included funds with similar pricing features as the Strategic Income Fund, excluding outliers. The Board noted that the Strategic Income Fund outperformed the medians of the Multisector Peer Group and the Multisector Universe for the ten-year and since inception periods and underperformed the median for three-month, one-year, three-year and five-year periods ended September 30, 2023. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s Class I shares had underperformed the Multi-alternative universe median for the one-, three- and five-year periods ended September 30, 2023.

142	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2024 (Unaudited)

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the Multisector Peer Group and Multisector Universe. The Board noted that the Strategic Income Fund’s Class I shares’ annual net expense ratio and annual management fee was higher than the medians of the Multisector Peer Group and Multisector Universe, but within the range of the peers. The Trustees noted that the Adviser actively manages a portion of the Fund in addition to delegating the management of a portion of the Fund’s portfolio to DoubleLine Capital LP (“DoubleLine”). The Board also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses for Class I shares were below the Multi-alternative universe medians. The Board, including the Independent Trustees, determined that the fees were reasonable given the nature of the Fund’s investment strategy, the capabilities of the Adviser and DoubleLine, and the nature of the services provided to the Fund.

High Income Fund

Regarding the High Income Fund, the Board reviewed the performance of the Fund’s Class I shares for the three month, one-year, three-year, five year, ten-year and since inception periods ended September 30, 2023. These returns were compared to the returns of mutual funds in FUSE’s High Yield Bond fund peer group (the “High Yield Peer Group”) and a peer universe consisting of all funds in the High Yield Peer Group and all other High Yield Bond funds (the “High Yield Universe”). The High Yield Peer Group and the High Yield Universe included funds with similar pricing features as the High Income Fund, excluding outliers. The Board noted that the High Income Fund performed in line with the median of the High Yield Peer Group for the three-month and one-year periods ended September 30, 2023 and underperformed the median for the three-year, five-year, ten-year and since inception periods ended September 30, 2023. The Board considered that the High Income Fund had outperformed the median of the High Yield Universe for the three-month, one-year and three-year periods ended September 30, 2023, performed in line with the median for the ten-year period ended September 30, 2023 and underperformed the median for the five-year and since inception periods ended September 30, 2023. The Board also reviewed the Fund’s performance relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s Class I shares had outperformed the Multi-alternative universe median for the one-year period ended September 30, 2023 and had underperformed the Multi-alternative universe median for the three- and five-year periods ended September 30, 2023. The Trustees acknowledged the fact that the Fund’s split strategy between closed-end funds and high-yield/senior loans differed from the funds in each group.

As to the comparative fees and expenses, the Trustees considered the management and the other fees paid by the Fund and compared those to the management and other fees paid by funds in the High Yield Peer Group and High Yield Universe. The Board noted that the High Income Fund’s Class I shares’ annual gross management fee and annual net expense ratio was higher than the median of the High Yield Peer Group and High Yield Universe. The Board recalled that most of the funds in FUSE’s High Yield Peer Group and High Yield Universe utilized a less complex strategy than that of the High Income Fund and would lead to relatively lower fees. The Trustees also reviewed the Fund’s fees relative to other funds managed by the Adviser and versus summary statistics for a Multi-alternative universe of funds prepared by FUSE. It was noted that the Fund’s management fee and total net expenses for Class I shares were below the Multi-alternative universe median. After discussion, the Board, including the Independent Trustees, determined that the fees were adequate in comparison to the Fund’s peers, and the fees were reasonable given the nature of the Fund’s investment strategy, and the nature of the services to be provided to the Fund by the Adviser and Oaktree Fund Advisors, LLC (“Oaktree”), the Fund’s sub-adviser.

Semi-Annual Report | March 31, 2024	143

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2024 (Unaudited)

Nature, Extent and Quality of Services

As to the nature, extent and quality of the services provided by the Adviser to the Funds, the Board considered that under the terms of the Management Agreement, the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Funds such investment advice as the Adviser, in its discretion, deems advisable and furnishes or arranges to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies. The Board reviewed the Adviser’s Form ADV, which was previously provided to the Board and that provided details regarding the experience of each of the Adviser’s personnel. The Adviser also provided additional information regarding its experience managing other investment accounts and extensive experience with closed-end funds, noting the fact that RiverNorth was an industry leader in the area. Based on the foregoing information, the Board, including the Independent Trustees, concluded that the Adviser had provided quality services and could be expected to do so in the future for the Funds.

Profitability and Other Benefits

As to the cost of the services provided and the profits to be realized by the Adviser, the Board reviewed the Adviser’s estimates of its profitability and its financial condition. The Board reviewed the Adviser’s financial statements and noted the Adviser’s financial condition was stable. The Board acknowledged that the Adviser’s management fees were comparable to those charged to other mutual funds to which the Adviser provides advisory or sub-advisory services. The Board, including the Independent Trustees, determined that the Management Agreement, with respect to the Core Opportunity Fund, Strategic Income Fund and High Income Fund was not overly profitable to the Adviser and the financial condition of the Adviser was adequate.

The Board noted that the Adviser has no affiliations with the Funds’ transfer agent, fund accountant, administrator, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust. The Board also noted each Fund’s liquidity status and its ability to meet redemptions.

Conclusion

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of each of the Funds to continue the Management Agreement with the Adviser for an additional one-year period.

144	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2024 (Unaudited)

Consideration of the Sub-Advisory Agreement with DoubleLine with respect to the Strategic Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “DoubleLine Sub-Advisory Agreement”) between the Adviser and DoubleLine related to the Strategic Income Fund.

The Board received materials compiled by DoubleLine and the Adviser, provided in support of the proposed renewal of the DoubleLine Sub-Advisory Agreement (“DoubleLine Renewal Materials”). The Board considered the renewal of the DoubleLine Sub-Advisory Agreement, noting that the DoubleLine Renewal Materials contained information compiled by DoubleLine and the Adviser, including a copy of the DoubleLine Sub-Advisory Agreement, DoubleLine’s response to a questionnaire regarding its profitability, management and operations, a copy of DoubleLine’s Form ADV and information regarding the performance of the Fund’s benchmark indices and peer funds. The Board considered the following factors, among others, in reaching its determination to renew the DoubleLine Sub-Advisory Agreement: (i) the investment performance of the Strategic Income Fund and the investment performance of DoubleLine, (ii) the nature, extent and quality of the services provided by DoubleLine to the Strategic Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by DoubleLine and any of its affiliates from the relationship with the Strategic Income Fund, (v) the extent to which economies of scale will be realized by the Strategic Income Fund as it grows, and (vi) whether the fee levels of the Strategic Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the DoubleLine Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the DoubleLine Sub-Advisory Agreement. Although not meant to be all- inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in the executive sessions and at the Meeting in determining to renew the DoubleLine Sub-Advisory Agreement.

The Board reviewed the performance of the Strategic Income Fund for the three month, one-year, three-year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the Strategic Income Fund’s performance while considering the renewal of the Management Agreement. The Board also reviewed the performance of the portion of the Strategic Income Fund managed by DoubleLine relative to relevant securities indices, and to other accounts managed by DoubleLine.

As to the comparative fees and expenses, the Board considered the management fee paid by the Strategic Income Fund to the Adviser, and noted that the Adviser pays DoubleLine from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to DoubleLine against the fees that DoubleLine charges other clients to manage similar strategies.

Semi-Annual Report | March 31, 2024	145

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2024 (Unaudited)

As to the nature, extent and quality of the services provided by DoubleLine, the Board considered that under the terms of the DoubleLine Sub-Advisory Agreement, DoubleLine, subject to the supervision of the Board, provides to the Strategic Income Fund such investment advice as DoubleLine, in its discretion, deemed advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of DoubleLine, which provided details regarding the experience of DoubleLine’s investment personnel. DoubleLine also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with DoubleLine’s work with the Strategic Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that DoubleLine had provided quality services and could be expected to continue to do so for the Strategic Income Fund.

As to the cost of the services provided and the profits to be realized by DoubleLine, the Board reviewed DoubleLine’s financial condition. The Board, including the Independent Trustees, determined that the DoubleLine Sub-Advisory Agreement and the compensation to DoubleLine was reasonable and the financial condition of DoubleLine was adequate. The Board noted that DoubleLine has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Strategic Income Fund to continue the DoubleLine Sub-Advisory Agreement between the Adviser and DoubleLine for an additional one-year period.

Consideration of the Sub-Advisory Agreement with Oaktree with respect to the High Income Fund

At the Meeting, the Board, including the Independent Trustees, also considered the renewal of the sub-advisory agreement (the “Oaktree Sub-Advisory Agreement”) between the Adviser and Oaktree related to the High Income Fund.

The Board received materials compiled by Oaktree and the Adviser, provided in support of the proposed renewal of the Oaktree Sub-Advisory Agreement (“Oaktree Renewal Materials”). The Board considered the renewal of the Oaktree Sub-Advisory Agreement, noting that the Oaktree Renewal Materials contained information compiled by Oaktree and the Adviser, including a copy of the Oaktree Sub-Advisory Agreement, Oaktree’s response to a questionnaire regarding its profitability, management and operations, a copy of Oaktree’s Form ADV and information regarding the performance of the Fund. The Board considered the following factors, among others, in reaching its determination to renew the Oaktree Sub-Advisory Agreement: (i) the investment performance of the High Income Fund and the investment performance of Oaktree, (ii) the nature, extent and quality of the services provided by Oaktree to the High Income Fund, (iii) the experience and qualifications of the personnel providing such services, (iv) the costs of the services provided and the profits to be realized by Oaktree and any of its affiliates from the relationship with the High Income Fund, (v) the extent to which economies of scale will be realized by the High Income Fund as it grows, and (vi) whether the fee levels of the High Income Fund reflected the economies of scale to the benefit of the Fund’s shareholders.

146	(888) 848-7569 | www.rivernorth.com

RiverNorth Funds	Board Considerations Regarding Approval of Investment Advisory and Sub-Advisory Agreements

March 31, 2024 (Unaudited)

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Oaktree Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Oaktree Sub-Advisory Agreement. Although not meant to be all- inclusive, the following discussion summarizes the material factors considered and conclusions reached by the Trustees in the executive sessions and at the Meeting in determining to renew the Oaktree Sub-Advisory Agreement.

The Board reviewed the performance of the High Income Fund for the three months, one-year, three-year, five-year, ten-year and since inception periods. The Trustees recalled their deliberations regarding the High Income Fund’s performance while considering the renewal of the Management Agreement. The Board also reviewed the performance of the portion of the High Income Fund managed by Oaktree relative to other accounts managed by Oaktree.

As to the comparative fees and expenses, the Board considered the management fee paid by the High Income Fund to the Adviser, and noted that the Adviser pays Oaktree from its fee, which the Board had previously determined was reasonable. The Board also compared the sub-advisory fee paid by the Adviser to Oaktree against the fees that Oaktree charges other clients to manage similar strategies.

As to the nature, extent and quality of the services provided by Oaktree, the Board considered that under the terms of the Oaktree Sub-Advisory Agreement, Oaktree, subject to the supervision of the Board, provides to the High Income Fund such investment advice as Oaktree, in its discretion, deemed advisable and furnishes or arranges to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and policies. The Board reviewed the Form ADV of Oaktree, which provided details regarding the experience of Oaktree’s investment personnel. Oaktree also provided additional information regarding its operations and experience managing other investment accounts. The Board noted that RiverNorth was satisfied with Oaktree’s work with the High Income Fund. Based on the foregoing information, the Board, including the Independent Trustees, concluded that Oaktree had provided quality services and could be expected to continue to do so for the High Income Fund.

As to the cost of the services provided and the profits to be realized by Oaktree, the Board reviewed Oaktree’s financial condition. The Board, including the Independent Trustees determined that the Oaktree Sub-Advisory Agreement and the compensation to Oaktree was reasonable and the financial condition of Oaktree was adequate. The Board noted that Oaktree has no affiliations with the Fund’s transfer agent, administrator, fund accountant, custodian, or distributor and therefore does not derive any benefits from the relationships these parties may have with the Trust.

Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the High Income Fund to continue the Oaktree Sub-Advisory Agreement between the Adviser and Oaktree for an additional one-year period.

Semi-Annual Report | March 31, 2024	147

RiverNorth Funds

RiverNorth Core Opportunity Fund

RiverNorth/DoubleLine Strategic Income Fund

RiverNorth/Oaktree High Income Fund

Board of Trustees

Patrick W. Galley, CFA, Chairman

Jerry R. Raio

David M. Swanson

John K. Carter

J. Wayne Hutchens

Investment Adviser

RiverNorth Capital Management, LLC

Sub Advisers

DoubleLine Capital LP

Oaktree Fund Advisors, LLC

Transfer Agent, Administrator and

Dividend Disbursing Agent

ALPS Fund Services, Inc.

Distributor

ALPS Distributors, Inc.

Custodian

State Street Bank & Trust, Co.

Independent Registered

Public Accounting Firm

Cohen  & Company, Ltd.

This report is provided for the general information of the shareholders of the RiverNorth Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this form.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has not adopted procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures, required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended, and Rules 13a-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Not applicable.

(a)(3)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(b)	The certifications of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President and Principal Executive Officer

Date:	June 7, 2024

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer and Chief Financial Officer

Date:	June 7, 2024